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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08405

Evergreen Select Money Market Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for six of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund, for the year ended February 28, 2006. These six series have a February 28 fiscal year end.

Date of reporting period: February 28, 2006

Item 1 - Reports to Stockholders.

Evergreen Institutional 100% Treasury Money Market Fund

Evergreen

INSTITUTIONAL 100% TREASURY MONEY MARKET FUND

Annual Report
as of February 28, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENT OF OPERATIONS
12	STATEMENTS OF CHANGES IN NET ASSETS
13	NOTES TO FINANCIAL STATEMENTS
17	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
18	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Institutional 100% Treasury Money Market Fund, which covers the twelve-month period ended February 28, 2006.

The past twelve months proved to be yet another challenging period for the financial markets. Questions frequently surfaced about the sustainability of economic growth, tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Each of these events occurred at various times during the year to increase market volatility. Throughout these turbulent times, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, whether in the taxable or tax-exempt markets.

Over the course of the investment period, economic reports frequently delivered confusing signals. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter of 2005, as Gross Domestic Product (“GDP”) grew in excess of 4% despite the hurricanes and the spike in inflation. In addition, the lag effects of higher energy prices and tighter monetary policy became evident in the last quarter of 2005, even though initial readings for GDP growth barely exceeded 1.5% . The conflicting data was often subject to interpretation and the consequence for investors was a

1

LETTER TO SHAREHOLDERS continued

frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. Though no longer great, the fundamentals were still fairly good in our view and our portfolio management teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined to prevent alarming increases in inflation and thus raised their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on market fundamentals as well as on the timing of Fed meetings. Each increase in the Fed’s target for its benchmark rate would result in a “resetting” of rates at the short end

2

LETTER TO SHAREHOLDERS continued

of the yield curve, enabling the teams to pursue higher income potential. In addition, many of our analysts and portfolio managers used a variety of short-term securities to capture yield in order to provide our investors with the stability and liquidity necessary to balance exposure within their diversified long-term portfolios.

We continue to recommend that investors maintain their diversified strategies, including considering exposure to money market funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of February 28, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/8/1997

			Lipper	Merrill
		Institutional	Institutional	Lynch
	Institutional	Service	U.S. Treasury	3-Month
	Shares	Shares	Money	U.S.
	(Class I)	(Class IS)	Markets	Treasury
Class inception date	12/8/1997	12/22/1997	Median	Bill Index†

Nasdaq symbol	EUIXX	ESIXX

Average annual return

1-year	2.96%	2.70%	3.05%	3.38%

5-year	1.90%	1.65%	1.84%	2.26%

Since portfolio inception	3.20%	2.93%	3.16%	3.51%

7-day annualized yield	3.94%	3.69%	N/A	N/A

30-day annualized yield	3.86%	3.62%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2006, there were 144 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.25% for Class IS. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2005	2/28/2006	Period*

Actual
Class I	$ 1,000.00	$ 1,016.84	$ 1.55
Class IS	$ 1,000.00	$ 1,015.59	$ 2.80
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.26	$ 1.56
Class IS	$ 1,000.00	$ 1,022.02	$ 2.81

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.31% for Class I and
0.56% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.029	0.011	0.007	0.015	0.032

Distributions to shareholders from
Net investment income	(0.029)	(0.011)	(0.007)	(0.015)	(0.032)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.96%	1.11%	0.70%	1.48%	3.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$493,913	$369,460	$449,943	$487,684	$409,199
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.32%	0.33%	0.31%	0.18%	0.13%
Expenses excluding waivers/reimbursements and expense reductions	0.32%	0.33%	0.31%	0.30%	0.30%
Net investment income (loss)	2.94%	1.09%	0.70%	1.44%	3.05%

[1]	Year ended February 29.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.027	0.009	0.004	0.012	0.030

Distributions to shareholders from
Net investment income	(0.027)	(0.009)	(0.004)	(0.012)	(0.030)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.70%	0.86%	0.45%	1.23%	3.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$162,313	$218,046	$256,132	$364,153	$219,117
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.57%	0.58%	0.56%	0.43%	0.38%
Expenses excluding waivers/reimbursements and expense reductions	0.57%	0.58%	0.56%	0.55%	0.55%
Net investment income (loss)	2.64%	0.88%	0.45%	1.19%	3.01%

[1]	Year ended February 29.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

February 28, 2006

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 100.2%
U.S. Treasury Bills:
3.89%, 03/16/2006 *	$ 12,362,000	$12,341,963
3.93%, 03/16/2006 *	1,154,000	1,152,110
3.95%, 03/30/2006 *	50,000,000	49,840,903
4.07%, 03/09/2006 *	55,369,000	55,318,922
4.08%, 03/23/2006 *	50,000,000	49,875,333
4.15%, 03/09/2006 *	418,000	417,615
4.22%, 03/16/2006 *	63,612,000	63,500,149
4.23%, 04/20/2006 *	51,575,000	51,272,355
4.24%, 03/02/2006 - 03/09/2006 *	73,888,000	73,858,976
4.25%, 03/02/2006 - 03/23/2006 *	21,879,000	21,826,834
4.28%, 03/09/2006 - 04/13/2006 *	86,977,000	86,582,639
4.31%, 03/16/2006 *	74,311,000	74,177,605
4.35%, 03/23/2006 *	50,000,000	49,867,083
4.36%, 03/23/2006 - 05/11/2006 *	23,997,000	23,864,037
4.37%, 04/13/2006 *	10,508,000	10,453,151
4.44%, 04/20/2006 *	3,481,000	3,459,548
U.S. Treasury Notes, 2.50%, 05/31/2006	30,000,000	29,928,666

Total Investments (cost $657,737,889) 100.2%		657,737,889
Other Assets and Liabilities (0.2%)		(1,512,165)

Net Assets 100.0%		$656,225,724

* Rate shown represents the yield to maturity at date of purchase.

The following table shows the percent of total investments by credit quality as of February 28, 2006 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2006 (unaudited):

2-7 days	7.8%
8-60 days	85.9%
61-120 days	6.3%

100%

See Notes to Financial Statements

9

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006

Assets
Investments at amortized cost	$657,737,889
Cash	171
Interest receivable	187,500
Prepaid expenses and other assets	15,011

Total assets	657,940,571

Liabilities
Dividends payable	1,651,454
Advisory fee payable	3,774
Distribution Plan expenses payable	1,111
Due to other related parties	1,365
Accrued expenses and other liabilities	57,143

Total liabilities	1,714,847

Net assets	$656,225,724

Net assets represented by
Paid-in capital	$656,580,626
Undistributed net investment income	1,744
Accumulated net realized losses on investments	(356,646)

Total net assets	$656,225,724

Net assets consists of
Class I	$493,912,831
Class IS	162,312,893

Total net assets	$656,225,724

Shares outstanding (unlimited number of shares authorized)
Class I	493,996,604
Class IS	162,283,831

Net asset value per share
Class I	$1.00
Class IS	$1.00

See Notes to Financial Statements

10

STATEMENT OF OPERATIONS

Year Ended February 28, 2006

Investment income
Interest	$20,747,323

Expenses
Advisory fee	1,344,028
Distribution Plan expenses	461,101
Administrative services fee	384,008
Transfer agent fees	9,295
Trustees’ fees and expenses	8,981
Printing and postage expenses	17,430
Custodian and accounting fees	156,438
Registration and filing fees	49,944
Professional fees	30,361
Other	17,101

Total expenses	2,478,687
Less: Expense reductions	(10,531)

Net expenses	2,468,156

Net investment income	18,279,167

Net realized losses on investments	(260,481)

Net increase in net assets resulting from operations	$18,018,686

See Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2006		2005

Operations
Net investment income		$18,279,167		$6,670,672
Net realized losses on investments		(260,481)		(91,005)

Net increase in net assets resulting
from operations		18,018,686		6,579,667

Distributions to shareholders from
Net investment income
Class I		(13,413,729)		(4,977,592)
Class IS		(4,873,280)		(1,777,600)

Total distributions to shareholders		(18,287,009)		(6,755,192)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	2,411,605,121	2,411,605,121	1,685,192,199	1,685,192,199
Class IS	688,020,373	688,020,373	607,832,355	607,832,355

		3,099,625,494		2,293,024,554

Net asset value of shares issued in
reinvestment of distributions
Class I	1,664,870	1,664,870	372,018	372,018
Class IS	1,570,004	1,570,004	534,563	534,563

		3,234,874		906,581

Payment for shares redeemed
Class I	(2,288,616,033)	(2,288,616,033)	(1,765,931,095)	(1,765,931,095)
Class IS	(745,256,510)	(745,256,510)	(646,393,564)	(646,393,564)

		(3,033,872,543)		(2,412,324,659)

Net increase (decrease) in net assets
resulting from capital share
transactions		68,987,825		(118,393,524)

Total increase (decrease) in net assets		68,719,502		(118,569,049)
Net assets
Beginning of period		587,506,222		706,075,271

End of period		$656,225,724		$587,506,222

Undistributed net investment income		$1,744		$9,586

See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional 100% Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee. Class I shares are not subject to a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

13

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.21% and declining to 0.17% as average daily net assets increase. Prior to January 1, 2006, the Fund paid EIMC an annual fee of 0.21% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5. SECURITIES TRANSACTIONS

On February 28, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2006, the Fund had $203,093 in capital loss carryovers for federal income tax purposes expiring in 2014.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2006, the Fund incurred and will elect to defer post-October losses of $153,553.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2006, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $1,744 and capital loss carryover and post-October loss in the amount of $356,646.

14

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid were $18,287,009 and $6,755,192 of ordinary income for the years ended February 28, 2006 and February 28, 2005, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended February 28, 2006, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth

15

NOTES TO FINANCIAL STATEMENTS continued

Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional 100% Treasury Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 28, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional 100% Treasury Money Market Fund, as of February 28, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 28, 2006

17

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring 2005, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

18

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

The Board of Trustees also considered that certain of the money market funds managed by EIMC are offered in connection with cash sweep arrangements and similar services made available by affiliates of EIMC to their customers. The Trustees considered that EIMC and its affiliates benefit from the availability of those Evergreen funds and the distribution and shareholder services fees paid by those Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the

19

ADDITIONAL INFORMATION (unaudited) continued

reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and finan-cial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund performed in the third quintile over recently completed one- and three-year periods and performed in the second quintile over the recently completed five-year period.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class I shares was above the median of fees paid by comparable funds but below the average and significantly below a number of comparable funds.

20

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

21

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,

P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $257 billion in assets as of March 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

565575 rv3 4/2006

Evergreen Investments

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565575 rv3 4/2006

Evergreen Institutional Money Market Fund

Evergreen

INSTITUTIONAL MONEY MARKET FUND

Annual Report
as of February 28, 2006

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
29	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
30	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Institutional Money Market Fund, which covers the twelve-month period ended February 28, 2006.

The past twelve months proved to be yet another challenging period for the financial markets. Questions frequently surfaced about the sustainability of economic growth, tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Each of these events occurred at various times during the year to increase market volatility. Throughout these turbulent times, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, whether in the taxable or tax-exempt markets.

Over the course of the investment period, economic reports frequently delivered confusing signals. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter of 2005, as Gross Domestic Product (“GDP”) grew in excess of 4% despite the hurricanes and the spike in inflation. In addition, the lag effects of higher energy prices and tighter monetary policy became evident in the last quarter of 2005, even though initial readings for GDP growth barely exceeded 1.5% . The conflicting data was often subject to interpretation and the consequence for investors was a

1

LETTER TO SHAREHOLDERS continued

frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. Though no longer great, the fundamentals were still fairly good in our view and our portfolio management teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined to prevent alarming increases in inflation and thus raised their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on market fundamentals as well as on the timing of Fed meetings. Each increase in the Fed’s target for its benchmark rate would result in a “resetting” of rates at the short end

2

LETTER TO SHAREHOLDERS continued

of the yield curve, enabling the teams to pursue higher income potential. In addition, many of our analysts and portfolio managers used a variety of short-term securities to capture yield in order to provide our investors with the stability and liquidity necessary to balance exposure within their diversified long-term portfolios.

We continue to recommend that investors maintain their diversified strategies, including considering exposure to money market funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of February 28, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/19/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)
Class inception date	11/19/1996	5/1/2001

Nasdaq symbol	EMIXX	EMDXX

Average annual return

1-year	3.47%	3.41%

5-year	2.27%	2.22%

Since portfolio inception	3.87%	3.84%

7-day annualized yield	4.42%	4.37%

30-day annualized yield	4.37%	4.32%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2006, there were 320 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN, P, RV or RC. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

	Institutional				Lipper	Merrill
Investor	Service	Participant	Reserve	Resource	Institutional	Lynch
Shares	Shares	Shares	Shares	Shares	Money	3-Month
(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	U.S. Treasury
5/1/2001	11/26/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill Index†

EMNXX	EMSXX	EMPXX	EMVXX	EMOXX

3.36%	3.21%	2.95%	2.80%	2.64%	3.26%	3.38%

2.17%	2.01%	1.77%	1.63%	1.48%	2.01%	2.26%

3.82%	3.61%	3.60%	3.52%	3.44%	3.61%	2.15%

4.32%	4.17%	3.92%	3.77%	3.62%	N/A	N/A

4.27%	4.12%	3.87%	3.72%	3.57%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2005	2/28/2006	Period*

Actual
Class I	$ 1,000.00	$ 1,019.75	$ 0.80
Class AD	$ 1,000.00	$ 1,019.50	$ 1.10
Class IN	$ 1,000.00	$ 1,019.25	$ 1.30
Class IS	$ 1,000.00	$ 1,018.48	$ 2.00
Class P	$ 1,000.00	$ 1,017.24	$ 3.15
Class RV	$ 1,000.00	$ 1,016.48	$ 4.05
Class RC	$ 1,000.00	$ 1,015.73	$ 4.80
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.00	$ 0.80
Class AD	$ 1,000.00	$ 1,023.70	$ 1.10
Class IN	$ 1,000.00	$ 1,023.51	$ 1.30
Class IS	$ 1,000.00	$ 1,022.81	$ 2.01
Class P	$ 1,000.00	$ 1,021.67	$ 3.16
Class RV	$ 1,000.00	$ 1,020.78	$ 4.06
Class RC	$ 1,000.00	$ 1,020.03	$ 4.81

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.16% for Class I, 0.22% for Class AD, 0.26% for Class IN, 0.40% for Class IS, 0.63% for Class P, 0.81% for Class RV and 0.96% for Class RC), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.034	0.015	0.010	0.017	0.035

Distributions to shareholders from
Net investment income	(0.034)	(0.015)	(0.010)	(0.017)	(0.035)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.47%	1.51%	1.05%	1.75%	3.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,037,126	$10,534,653	$13,392,535	$19,297,892	$11,290,424
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.13%	0.21%	0.21%	0.21%	0.22%
Expenses excluding waivers/reimbursements and expense reductions	0.22%	0.21%	0.21%	0.21%	0.22%
Net investment income (loss)	3.46%	1.46%	1.06%	1.70%	3.35%

1 Year ended February 29.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.034	0.014	0.010	0.017	0.026

Distributions to shareholders from
Net investment income	(0.034)	(0.014)	(0.010)	(0.017)	(0.026)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.41%	1.46%	1.00%	1.70%	2.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,476	$4,665	$10,951	$13,017	$25,635
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.20%	0.25%	0.26%	0.26%	0.27%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.29%	0.25%	0.26%	0.26%	0.27%[3]
Net investment income (loss)	3.66%	1.27%	1.02%	1.58%	2.59%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.033	0.014	0.009	0.016	0.026

Distributions to shareholders from
Net investment income	(0.033)	(0.014)	(0.009)	(0.016)	(0.026)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.36%	1.41%	0.95%	1.65%	2.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$128,213	$197,022	$190,016	$252,560	$123,849
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.23%	0.31%	0.31%	0.31%	0.32%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.32%	0.31%	0.31%	0.31%	0.32%[3]
Net investment income (loss)	3.22%	1.44%	0.94%	1.59%	2.91%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.032	0.012	0.008	0.015	0.033

Distributions to shareholders from
Net investment income	(0.032)	(0.012)	(0.008)	(0.015)	(0.033)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.21%	1.25%	0.80%	1.49%	3.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,196,902	$2,368,390	$2,474,978	$3,082,949	$3,896,538
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.38%	0.46%	0.46%	0.46%	0.47%
Expenses excluding waivers/reimbursements and expense reductions	0.47%	0.46%	0.46%	0.46%	0.47%
Net investment income (loss)	3.13%	1.24%	0.80%	1.50%	3.21%

1 Year ended February 29.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28

CLASS P	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.029	0.010	0.005	0.012	0.022

Distributions to shareholders from
Net investment income	(0.029)	(0.010)	(0.005)	(0.012)	(0.022)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.95%	1.00%	0.55%	1.24%	2.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$37,038	$208,689	$144,513	$145,570	$155,419
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.61%	0.71%	0.71%	0.71%	0.74%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.70%	0.71%	0.71%	0.71%	0.74%[3]
Net investment income (loss)	2.55%	1.04%	0.55%	1.20%	1.99%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS RV	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.028	0.008	0.004	0.011	0.021

Distributions to shareholders from
Net investment income	(0.028)	(0.008)	(0.004)	(0.011)	(0.021)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.80%	0.85%	0.40%	1.09%	2.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,869	$435	$27,444	$25,146	$20,408
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79%	0.85%	0.86%	0.86%	0.87%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.88%	0.85%	0.86%	0.86%	0.87%[3]
Net investment income (loss)	3.02%	0.54%	0.40%	1.06%	2.35%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS RC	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.026	0.007	0.002	0.009	0.020

Distributions to shareholders from
Net investment income	(0.026)	(0.007)	(0.002)	(0.009)	(0.020)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.64%	0.70%	0.24%	0.94%	1.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,158	$18,984	$27,381	$14,699	$32,130
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%	1.00%	1.01%	1.01%	1.03%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.01%	1.00%	1.01%	1.01%	1.03%[3]
Net investment income (loss)	2.48%	0.59%	0.23%	0.85%	1.73%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

February 28, 2006

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 0.2%
Carlyle Loan Investment, Ltd., Ser. 2005-1A, Class 4, 4.62%, 03/15/2006
144A + (cost $25,000,000)	$ 25,000,000	$ 25,000,000

CERTIFICATES OF DEPOSIT 8.1%
Barclays Bank plc, 4.58%, 04/03/2006	75,000,000	74,998,115
Compass Bank:
4.57%, 03/08/2006	55,000,000	55,000,000
4.57%, 03/13/2006	35,000,000	35,000,000
Countrywide Bank NA, 4.65%, 03/22/2006	50,000,000	50,004,894
Credit Suisse First Boston Corp.:
3.77%, 06/07/2006	75,000,000	75,000,000
4.54%, 03/24/2006	100,000,000	100,000,000
5.01%, 03/07/2007	55,000,000	55,000,000
Deutsche Bank AG:
4.73%, 12/01/2006	140,000,000	140,000,000
4.80%, 10/26/2006	150,000,000	150,000,000
HBOS plc, 4.76%, 10/17/2006	50,000,000	50,001,542
Societe Generale, 4.79%, 10/26/2006	100,000,000	100,000,000
SunTrust Banks, Inc.:
4.67%, 05/11/2006	120,000,000	120,000,000
4.70%, 07/25/2006	100,000,000	100,000,000
U.S. Trust Co. of New York, 4.62%, 03/13/2006	66,000,000	66,000,000

Total Certificates of Deposit (cost $1,171,004,551)		1,171,004,551

COMMERCIAL PAPER 53.5%
Asset-Backed 46.8%
Amstel Funding Corp.:
4.42%, 05/17/2006	70,000,000	69,338,228
4.43%, 05/16/2006	24,500,000	24,270,871
4.45%, 05/26/2006	100,000,000	98,936,944
4.59%, 07/24/2006	57,114,000	56,058,105
4.72%, 08/01/2006	50,000,000	48,997,000
4.78%, 08/14/2006	75,000,000	73,346,917
4.81%, 08/25/2006	75,000,000	73,226,312
ASAP Funding, Ltd.:
4.43%, 03/06/2006	65,858,000	65,817,479
4.53%, 03/02/2006	40,000,000	39,994,967
Aspen Funding Corp.:
4.52%, 03/06/2006	125,000,000	124,921,528
4.54%, 04/03/2006	75,000,000	74,688,219
Bavaria Trust Corp.:
4.53%, 03/01/2006	138,000,000	138,000,000
4.54%, 03/09/2006	130,000,000	129,925,594
4.57%, 03/01/2006	200,000,000	200,000,000
Belmont Funding, LLC, 4.54%, 03/23/2006	100,000,000	99,722,556
Blue Spice, LLC, 4.54%, 04/04/2006	100,000,000	99,571,222

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2006

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Brahms Funding Corp.:
4.55%, 03/15/2006	$223,344,000	$ 223,089,097
4.58%, 03/29/2006	50,000,000	49,821,889
4.60%, 03/01/2006	32,829,000	32,829,000
4.63%, 04/10/2006	50,000,000	49,742,778
Broadhollow Funding, LLC:
4.50%, 03/17/2006	50,000,000	49,900,000
4.55%, 03/07/2006	60,000,000	59,954,500
4.56%, 03/23/2006	160,000,000	159,650,400
4.57%, 03/17/2006	50,000,000	49,898,444
Check Point Charlie, Inc.:
4.42%, 03/13/2006	40,000,000	39,941,067
4.46%, 05/10/2006	42,000,000	41,635,767
4.63%, 07/17/2006	27,500,000	27,011,921
4.72%, 05/25/2006	38,000,000	37,576,511
4.78%, 08/16/2006	50,000,000	48,884,666
4.79%, 08/16/2006	50,000,000	48,882,333
4.81%, 08/24/2006	45,000,000	43,941,800
Chesham Finance, LLC:
4.54%, 03/07/2006	25,000,000	24,981,083
4.56%, 03/02/2006	50,000,000	49,998,301
4.57%, 03/01/2006	200,000,000	200,000,000
4.58%, 04/03/2006	200,000,000	199,989,889
Concord Minutemen Capital Co., LLC:
4.44%, 04/05/2006	50,000,000	49,784,167
4.54%, 03/16/2006	50,000,000	49,905,417
4.55%, 03/06/2006	61,004,000	60,965,449
4.55%, 03/13/2006	125,000,000	124,999,751
Crown Point Capital Co., 4.68%, 05/17/2006	68,033,000	67,351,990
Eiffel Funding, LLC:
4.40%, 03/02/2006	50,000,000	49,993,889
4.42%, 03/20/2006	55,000,000	54,871,697
4.43%, 03/28/2006	34,000,000	33,887,035
4.44%, 03/06/2006	50,000,000	49,969,167
Fenway Funding, LLC:
4.55%, 03/10/2006	50,925,000	50,867,073
4.57%, 03/08/2006	88,405,000	88,326,442
4.58%, 03/23/2006	36,191,000	36,089,705
4.60%, 03/01/2006	250,000,000	250,000,000
4.61%, 04/03/2006	75,000,000	74,683,062
Gemini Securitization Corp., 4.54%, 04/03/2006	100,000,000	99,584,291
Giro Balanced Funding Corp., 4.58%, 04/17/2006	57,647,000	57,302,303
Giro Multi-Funding Corp., 4.54%, 03/20/2006	50,000,000	49,880,194
Grampian Funding, LLC, 4.42%, 05/02/2006	83,000,000	82,368,186
Greyhawk Funding, LLC, 4.52%, 03/10/2006	222,500,000	222,248,575

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2006

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Lake Constance Funding:
4.48%, 06/02/2006	$ 42,000,000	$ 41,513,920
4.58%, 05/02/2006	48,000,000	47,621,387
Legacy Capital Corp.:
4.40%, 03/16/2006	50,000,000	49,908,333
4.44%, 03/23/2006	99,000,000	98,731,380
Lexington Parker Capital Corp., LLC:
4.42%, 03/21/2006	85,000,000	84,791,278
4.51%, 04/19/2006	50,000,000	49,693,069
Lockhart Funding, LLC:
4.41%, 03/16/2006	34,162,000	34,099,227
4.42%, 03/06/2006	52,000,000	51,968,078
4.46%, 04/04/2006	45,000,000	44,810,450
4.51%, 04/18/2006	35,954,000	35,737,797
4.60%, 05/01/2006	80,000,000	79,376,445
Mortgage Interest Network:
4.44%, 03/01/2006	75,000,000	75,000,000
4.59%, 04/03/2006	50,000,000	49,789,625
4.61%, 04/10/2006	44,000,000	43,774,622
4.70%, 04/18/2006	50,000,000	49,686,667
Neptune Funding Corp.:
4.41%, 03/06/2006	63,854,000	63,814,889
4.46%, 03/06/2006	28,799,000	28,781,161
4.53%, 03/22/2006	70,000,000	69,815,025
4.58%, 04/03/2006	28,818,000	28,697,012
4.59%, 05/02/2006	75,000,000	74,407,125
4.64%, 04/28/2006	29,366,000	29,146,473
4.84%, 08/23/2006	50,000,000	48,823,611
Park Granada, LLC, 4.60%, 07/18/2006	115,000,000	112,977,917
Perry Global Funding, Ltd., 4.50%, 04/10/2006	39,654,000	39,455,730
Rhineland Funding Capital Corp.:
4.40%, 03/01/2006	54,193,000	54,193,000
4.43%, 03/13/2006	35,000,000	34,948,317
4.45%, 03/08/2006	37,866,000	37,833,235
4.45%, 03/13/2006	60,000,000	59,911,000
4.47%, 03/10/2006	32,880,000	32,843,257
4.50%, 03/28/2006	30,000,000	29,898,750
4.59%, 03/29/2006	20,785,000	20,710,798
4.61%, 04/18/2006	75,000,000	74,539,000
Thornburg Mortgage Capital Resources, LLC:
4.51%, 03/20/2006	50,000,000	49,880,986
4.52%, 03/08/2006	50,000,000	49,956,056
4.56%, 03/14/2006	41,867,000	41,798,059
4.56%, 03/27/2006	45,000,000	44,851,800
4.57%, 03/15/2006	150,000,000	149,761,979
4.58%, 03/27/2006	61,000,000	60,852,295
4.59%, 03/28/2006	50,000,000	49,827,875

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 28, 2006

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Three Crowns Funding Corp.:
4.43%, 03/21/2006	$ 53,190,000	$ 53,059,093
4.45%, 04/05/2006	61,423,000	61,159,960
Three Pillars Funding Corp.:
4.51%, 04/17/2006	36,592,000	36,376,544
4.52%, 03/01/2006	76,251,000	76,251,000

		6,758,698,006

Capital Markets 1.7%
Goldman Sachs Group, Inc.:
3.65%, 05/25/2006	75,000,000	74,354,177
4.55%, 03/27/2006	75,000,000	75,000,000
4.59%, 03/02/2006	100,000,000	100,000,000

		249,354,177

Consumer Finance 3.2%
Ford Motor Credit Co.:
4.44%, 03/06/2006	150,000,000	149,932,166
4.48%, 03/10/2006	50,000,000	49,944,000
4.50%, 04/10/2006	50,000,000	49,750,000
4.53%, 04/10/2006	40,000,000	39,798,667
4.57%, 03/13/2006	38,985,000	38,925,613
4.62%, 05/02/2006	60,000,000	59,522,600
4.64%, 04/17/2006	75,000,000	74,545,667

		462,418,713

Diversified Financial Services 0.7%
CC USA, Inc.:
4.81%, 08/18/2006	37,000,000	36,159,586
4.82%, 08/28/2006	63,000,000	61,483,275

		97,642,861

Thrifts & Mortgage Finance 1.1%
Countrywide Financial Corp.:
4.45%, 03/06/2006	45,218,000	45,190,053
4.58%, 03/01/2006	110,000,000	110,000,000

		155,190,053

Total Commercial Paper (cost $7,723,303,810)		7,723,303,810

CORPORATE BONDS 24.0%
Capital Markets 5.1%
Bear Stearns Cos.:
6.50%, 05/01/2006	50,000,000	50,224,606
FRN, 4.62%, 03/06/2006	125,000,000	125,000,000
Goldman Sachs Group, Inc.:
7.20%, 03/01/2007 144A	28,000,000	28,598,903
FRN, 4.70%, 03/21/2006	64,100,000	64,107,718

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

February 28, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
Capital Markets continued
Lehman Brothers Holdings, Inc.:
6.25%, 05/15/2006	$ 35,000,000	$ 35,170,197
FRN, 4.59%, 04/03/2006	50,000,000	50,012,133
Merrill Lynch & Co., Inc., FRN, 4.55%, 03/15/2006	75,000,000	75,000,000
Morgan Stanley, FRN:
4.59%, 03/03/2006	100,000,000	100,000,000
4.60%, 03/15/2006	200,000,000	200,000,000

		728,113,557

Commercial Banks 3.6%
Bank of America Corp., FRN, 4.56%, 03/02/2006	125,000,000	125,000,000
First Tennessee Bank, FRN, 4.56%, 03/17/2006 144A	150,000,000	150,000,000
Marshall & Ilsley Bank Corp., 5.18%, 12/15/2006	150,000,000	150,420,232
WestLB AG, FRN, 4.58%, 03/10/2006 144A	100,000,000	99,991,805

		525,412,037

Consumer Finance 3.8%
American Honda Finance Corp., FRN:
4.52%, 03/13/2006 144A	70,000,000	70,001,527
4.67%, 03/07/2006 144A	30,900,000	30,901,231
BMW U.S. Capital Corp., LLC, FRN, 4.56%, 03/24/2006	60,000,000	60,000,000
General Electric Capital Corp., FRN:
4.67%, 03/17/2006	230,000,000	230,000,000
4.70%, 04/03/2006 +	100,000,000	100,000,000
Toyota Motor Credit Corp., FRN, 4.56%, 03/02/2006	60,000,000	60,000,000

		550,902,758

Diversified Financial Services 7.0%
CC USA, Inc., FRN:
4.56%, 03/02/2006 144A	50,000,000	49,998,055
4.57%, 03/02/2006 144A	50,000,000	49,998,644
Dorada Finance, Inc., FRN:
4.56%, 03/02/2006 144A	60,000,000	59,997,666
4.57%, 03/02/2006 144A	45,000,000	44,998,767
Liberty Lighthouse U.S. Capital Corp.:
5.04%, 02/21/2007 144A	50,000,000	49,995,110
FRN:
4.53%, 03/15/2006 144A	100,000,000	99,994,575
4.54%, 03/27/2006 144A	65,000,000	64,997,400
4.57%, 03/02/2006 144A	50,000,000	49,989,189
Sigma Finance, Inc.:
3.87%, 07/03/2006 144A	125,000,000	125,000,000
4.00%, 08/02/2006 144A	90,000,000	90,000,000
4.31%, 09/28/2006 144A	100,000,000	100,000,000
4.86%, 02/12/2007 144A	100,000,000	100,000,000
FRN, 4.61%, 04/20/2006 144A	75,000,000	75,002,589
Strategic Money Market Trust, Ser. 2006-M, FRN, 4.59%, 05/02/2006 144A +	56,648,000	56,648,000

		1,016,619,995

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

February 28, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
Hotels, Restaurants & Leisure 0.4%
McDonald’s Corp., FRN, 4.49%, 03/07/2006 144A	$ 50,000,000	$50,007,742

Insurance 2.4%
Allstate Life Global Funding Agreement, FRN:
4.57%, 03/27/2006 +	65,000,000	65,000,000
4.63%, 03/15/2006 144A +	80,000,000	80,000,000
ING Security Life Funding Corp., FRN, 4.65%, 03/09/2006 144A	200,000,000	200,000,000

		345,000,000

Thrifts & Mortgage Finance 1.7%
Countrywide Financial Corp., FRN:
4.50%, 03/06/2006	75,000,000	75,000,000
4.55%, 03/13/2006	115,000,000	115,000,000
Countrywide Home Loans, Inc.:
5.50%, 02/01/2007	21,000,000	21,109,475
FRN, 4.64%, 03/29/2006	30,000,000	30,001,994

		241,111,469

Total Corporate Bonds (cost $3,457,167,558)		3,457,167,558

FUNDING AGREEMENTS 6.8%
Jackson National Life Funding Agreement:
4.58%, 04/03/2006 +	25,000,000	25,000,000
4.62%, 04/03/2006 +	100,000,000	100,000,000
4.68%, 03/22/2006 +	100,000,000	100,000,000
New York Life Funding Agreement, 4.69%, 04/03/2006 +	150,000,000	150,000,000
Transamerica Occidental Funding Agreement:
4.68%, 04/03/2006 +	65,000,000	65,000,000
4.77%, 03/01/2006 +	100,000,000	100,000,000
4.78%, 03/01/2006 +	235,000,000	235,000,000
Travelers Funding Agreement, 4.65%, 04/11/2006 +	200,000,000	200,000,000

Total Funding Agreements (cost $975,000,000)		975,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 3.5%
FHLB, 4.50%, 11/03/2006	110,000,000	110,000,000
FHLMC:
4.875%, 02/26/2007	50,000,000	50,000,000
FRN:
2.50%, 04/19/2006	140,000,000	140,000,000
3.00%, 05/17/2006 - 05/24/2006	200,000,000	200,000,000

Total U.S. Government & Agency Obligations (cost $500,000,000)		500,000,000

YANKEE OBLIGATIONS - CORPORATE 2.4%
Commercial Banks 1.7%
HBOS plc, FRN, 4.84%, 05/22/2006 144A	150,000,000	150,000,000
Islandsbanki HF, FRN:
4.62%, 03/07/2006 144A	25,000,000	25,000,000
4.62%, 03/22/2006 144A	75,000,000	75,000,000

		250,000,000

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

February 28, 2006

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
Insurance 0.7%
Irish Life & Permanent plc, 4.57%, 03/22/2006 144A	$100,000,000	$ 100,000,000

Total Yankee Obligations - Corporate (cost $350,000,000)		350,000,000

TIME DEPOSITS 1.5%
Societe Generale, 4.52%, 03/01/2006	100,000,000	100,000,000
State Street Corp., 4.50%, 03/01/2006	121,462,425	121,462,425

Total Time Deposits (cost $221,462,425)		221,462,425

	Shares	Value

MUTUAL FUND SHARES 0.0%
CitiFunds Institutional Liquid Reserves Fund	4,010,829	4,010,829
Federated Prime Value Obligation Fund	114,558	114,558
Federated U.S. Treasury Cash Reserves Fund	1,375,981	1,375,981

Total Mutual Fund Shares (cost $5,501,368)		5,501,368

Total Investments (cost $14,428,439,712) 100.0%		14,428,439,712
Other Assets and Liabilities 0.0%		5,342,891

Net Assets 100.0%		$14,433,782,603

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality as of February 28, 2006 (unaudited):
Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2006 (unaudited):
1 day	11.7%
2-7 days	12.6%
8-60 days	50.8%
61-120 days	10.3%
121-240 days	9.7%
241+ days	4.9%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006

Assets
Investments at amortized cost	$14,428,439,712
Receivable for Fund shares sold	5,504,646
Interest receivable	43,850,210
Prepaid expenses and other assets	8,804

Total assets	14,477,803,372

Liabilities
Dividends payable	35,726,141
Payable for Fund shares redeemed	7,178,347
Advisory fee payable	27,301
Distribution Plan expenses payable	16,294
Due to other related parties	118,197
Accrued expenses and other liabilities	954,489

Total liabilities	44,020,769

Net assets	$14,433,782,603

Net assets represented by
Paid-in capital	$14,446,832,960
Undistributed net investment income	145,840
Accumulated net realized losses on investments	(13,196,197)

Total net assets	$14,433,782,603

Net assets consists of
Class I	$12,037,125,832
Class AD	18,476,388
Class IN	128,213,040
Class IS	2,196,901,857
Class P	37,037,911
Class RV	1,869,364
Class RC	14,158,211

Total net assets	$14,433,782,603

Shares outstanding (unlimited number of shares authorized)
Class I	12,046,573,980
Class AD	18,485,257
Class IN	128,271,326
Class IS	2,200,439,291
Class P	37,062,009
Class RV	1,870,033
Class RC	14,160,918

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Year Ended February 28, 2006

Investment income
Interest	$487,127,024

Expenses
Advisory fee	15,012,432
Distribution Plan expenses
Class AD	4,365
Class IN	130,353
Class IS	5,955,019
Class P	686,565
Class RV	6,360
Class RC	125,874
Administrative services fee	8,188,719
Transfer agent fees	1,053,437
Trustees’ fees and expenses	191,648
Printing and postage expenses	155,557
Custodian and accounting fees	3,354,660
Registration and filing fees	1,297,791
Professional fees	226,684
Other	332,352

Total expenses	36,721,816
Less: Expense reductions	(366,981)
Fee waivers	(11,909,124)

Net expenses	24,445,711

Net investment income	462,681,313

Net realized losses on investments	(1,407,067)

Net increase in net assets resulting from operations	$461,274,246

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2006		2005

Operations
Net investment income		$462,681,313		$242,052,273
Net realized losses on investments		(1,407,067)		(543,167)

Net increase in net assets resulting
from operations		461,274,246		241,509,106

Distributions to shareholders from
Net investment income
Class I		(379,724,904)		(207,563,950)
Class AD		(319,718)		(140,030)
Class IN		(4,198,085)		(2,426,968)
Class IS		(74,472,405)		(29,676,468)
Class P		(3,469,341)		(1,821,774)
Class RV		(29,082)		(85,359)
Class RC		(390,234)		(258,979)

Total distributions to shareholders		(462,603,769)		(241,973,528)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	71,508,086,576	71,508,086,576	97,503,698,105	97,503,698,105
Class AD	28,332,141	28,332,141	14,435,923	14,435,923
Class IN	1,114,801,518	1,114,801,518	2,435,220,475	2,435,220,475
Class IS	8,080,426,591	8,080,426,591	7,893,006,320	7,893,006,320
Class P	228,114,593	228,114,593	191,051,170	191,051,170
Class RV	14,019,259	14,019,259	99,903,668	99,903,668
Class RC	15,742,762	15,742,762	251,087,507	251,087,507

		80,989,523,440	108,388,403,168

Net asset value of shares issued in
reinvestment of distributions
Class I	66,211,936	66,211,936	35,054,766	35,054,766
Class AD	205,150	205,150	99,288	99,288
Class IN	2,188,168	2,188,168	666,901	666,901
Class IS	30,893,437	30,893,437	14,696,538	14,696,538
Class P	2,615,625	2,615,625	1,731,928	1,731,928
Class RV	10,805	10,805	3,421	3,421
Class RC	167	167	10	10

		102,125,288		52,252,852

Payment for shares redeemed
Class I	(70,070,740,184)	(70,070,740,184) (100,396,246,344) (100,396,246,344)
Class AD	(14,725,025)	(14,725,025)	(20,821,053)	(20,821,053)
Class IN	(1,185,785,496)	(1,185,785,496)	(2,428,875,377)	(2,428,875,377)
Class IS	(8,282,566,547)	(8,282,566,547)	(8,014,223,222)	(8,014,223,222)
Class P	(402,392,806)	(402,392,806)	(128,602,574)	(128,602,574)
Class RV	(12,596,260)	(12,596,260)	(126,921,130)	(126,921,130)
Class RC	(20,567,167)	(20,567,167)	(259,483,923)	(259,483,923)

		(79,989,373,485)	(111,375,173,623)

Net increase (decrease) in net assets
resulting from capital share
transactions		1,102,275,243		(2,934,517,603)

Total increase (decrease) in net assets		1,100,945,720		(2,934,982,025)
Net assets
Beginning of period		13,332,836,883		16,267,818,908

End of period	$ 14,433,782,603		$ 13,332,836,883

Undistributed net investment income		$145,840		$68,296

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”), Participant (“Class P”), Reserve (“Class RV”) and Resource (“Class RC”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

24

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers. During the year ended February 28, 2006, the following amounts were reclassified:

Paid-in capital	$ (8,223)
Accumulated net realized losses on investments	8,223

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase. Prior to January 1, 2006, the Fund paid EIMC an annual fee of 0.11% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2006, EIMC waived its advisory fee in the amount of $11,909,124.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

25

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On February 28, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2006, the Fund had $12,842,305 in capital loss carryovers for federal income tax purposes expiring as follows:

2007	2008	2009	2011	2012	2013	2014

$238,898	$231,626	$3,787,001	$6,953,685	$34,753	$235,044	$1,361,298

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2006, the Fund incurred and will elect to defer post-October losses of $353,892.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2006, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $145,840 and capital loss carryovers and post-October losses in the amount of $13,196,197.

The tax character of distributions paid were $462,603,769 and $241,973,528 of ordinary income for the years ended February 28, 2006 and February 28, 2005, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

26

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended February 28, 2006, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s

27

NOTES TO FINANCIAL STATEMENTS continued

account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 28, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Money Market Fund, as of February 28, 2006, the results of its operations, changes in its net assets and finan-cial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 28, 2006

29

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring 2005, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

30

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

The Board of Trustees also considered that certain of the money market funds managed by EIMC are offered in connection with cash sweep arrangements and similar services made available by affiliates of EIMC to their customers. The Trustees considered that EIMC and its affiliates benefit from the availability of those Evergreen funds and the distribution and shareholder services fees paid by those Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC

31

ADDITIONAL INFORMATION (unaudited) continued

makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund performed in the first quintile over recently completed one-, three-, and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class I shares was substantially below the median of fees paid by comparable funds.

32

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund, except for a retail-oriented mutual fund, which pays fees at a higher rate.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

33

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35

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

565576 rv3 4/2006

Evergreen Institutional Municipal Money Market Fund

Evergreen

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

Annual Report
as of February 28, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
41	STATEMENT OF ASSETS AND LIABILITIES
42	STATEMENT OF OPERATIONS
43	STATEMENTS OF CHANGES IN NET ASSETS
44	NOTES TO FINANCIAL STATEMENTS
49	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
50	ADDITIONAL INFORMATION
56	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
April 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Institutional Municipal Money Market Fund, which covers the twelve-month period ended February 28, 2006.

The past twelve months proved to be yet another challenging period for the financial markets. Questions frequently surfaced about the sustainability of economic growth, tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Each of these events occurred at various times during the year to increase market volatility. Throughout these turbulent times, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, whether in the taxable or tax-exempt markets.

Over the course of the investment period, economic reports frequently delivered confusing signals. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter of 2005, as Gross Domestic Product (“GDP”) grew in excess of 4% despite the hurricanes and the spike in inflation. In addition, the lag effects of higher energy prices and tighter monetary policy became evident in the last quarter of 2005, even though initial readings for GDP growth barely exceeded 1.5% . The conflicting data was often subject to interpretation and the consequence for investors was a

LETTER TO SHAREHOLDERS continued

frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. Though no longer great, the fundamentals were still fairly good in our view and our portfolio management teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined to prevent alarming increases in inflation and thus raised their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on market fundamentals as well as on the timing of Fed meetings. Each increase in the Fed’s target for its benchmark rate would result in a “resetting” of rates at the short end

LETTER TO SHAREHOLDERS continued

of the yield curve, enabling the teams to pursue higher income potential. In addition, many of our analysts and portfolio managers used a variety of short-term securities to capture yield in order to provide our investors with the stability and liquidity necessary to balance exposure within their diversified long-term portfolios.

We continue to recommend that investors maintain their diversified strategies, including considering exposure to money market funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of February 28, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)
Class Inception Date	11/20/1996	05/1/2001

Nasdaq symbol	EMMXX	EIDXX

Average annual return

1-year	2.56%	2.51%

5-year	1.78%	1.73%

Since portfolio inception	2.68%	2.65%

7-day annualized yield	3.08%	3.03%

30-day annualized yield	3.00%	2.95%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2006, there were 119 funds in the Lipper Institutional Tax-Exempt Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

				Lipper	Merrill
		Institutional		Institutional	Lynch
	Investor	Service	Participant	Tax-Exempt	3-Month
	Shares	Shares	Shares	Money	U.S.
	(Class IN)	(Class IS)	(Class P)	Markets	Treasury
Class Inception Date	05/1/2001	11/25/1996	05/1/2001	Median	Bill Index†

Nasdaq symbol	EINXX	EISXX	EIPXX

Average annual return

1-year	2.46%	2.31%	2.05%	2.31%	3.38%

5-year	1.68%	1.53%	1.29%	1.49%	2.26%

Since portfolio inception	2.63%	2.42%	2.41%	2.37%	2.15%

7-day annualized yield	2.98%	2.83%	2.58%	N/A	N/A

30-day annualized yield	2.90%	2.75%	2.50%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as state and local income taxes.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	09/1/2005	02/28/2006	Period*

Actual
Class I	$ 1,000.00	$ 1,013.89	$ 1.15
Class AD	$ 1,000.00	$ 1,013.64	$ 1.40
Class IN	$ 1,000.00	$ 1,013.39	$ 1.65
Class IS	$ 1,000.00	$ 1,012.64	$ 2.40
Class P	$ 1,000.00	$ 1,011.39	$ 3.64
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.65	$ 1.15
Class AD	$ 1,000.00	$ 1,023.41	$ 1.40
Class IN	$ 1,000.00	$ 1,023.16	$ 1.66
Class IS	$ 1,000.00	$ 1,022.41	$ 2.41
Class P	$ 1,000.00	$ 1,021.17	$ 3.66

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.23% for Class I, 0.28% for Class AD, 0.33% for Class IN, 0.48% for Class IS and 0.73% for Class P), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
CLASS I	Year Ended February 28,

	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.025	0.013	0.010	0.015	0.025

Distributions to shareholders from
Net investment income	(0.025)	(0.013)	(0.010)	(0.015)	(0.025)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.56%	1.29%	1.01%	1.52%	2.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,721,625	$4,878,429	$5,035,745	$2,975,741	$1,625,943
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.22%	0.21%	0.22%	0.22%	0.24%
Expenses excluding waivers/reimbursements and
expense reductions	0.22%	0.21%	0.22%	0.22%	0.24%
Net investment income (loss)	2.54%	1.26%	0.98%	1.44%	2.45%

[1] Year ended February 29.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
CLASS AD	Year Ended February 28,

	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.025	0.012	0.010	0.015	0.018

Distributions to shareholders from
Net investment income	(0.025)	(0.012)	(0.010)	(0.015)	(0.018)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.51%	1.24%	0.96%	1.46%	1.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$63,500	$94,903	$18,337	$40,613	$17,554
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.27%	0.26%	0.27%	0.27%	0.30%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.27%	0.26%	0.27%	0.27%	0.30%[3]
Net investment income (loss)	2.41%	1.41%	0.97%	1.38%	1.60%[3]

[1] Year ended February 29.
[2] For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
[3] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
CLASS IN	Year Ended February 28,

	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.024	0.012	0.009	0.014	0.018

Distributions to shareholders from
Net investment income	(0.024)	(0.012)	(0.009)	(0.014)	(0.018)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.46%	1.19%	0.91%	1.41%	1.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$189,929	$202,738	$142,411	$170,377	$6,240
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.32%	0.31%	0.32%	0.32%	0.35%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.32%	0.31%	0.32%	0.32%	0.35%[3]
Net investment income (loss)	2.44%	1.25%	0.90%	1.28%	2.04%[3]

[1] Year ended February 29.
[2] For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
[3] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
CLASS IS	Year Ended February 28,

	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.023	0.010	0.008	0.013	0.023

Distributions to shareholders from
Net investment income	(0.023)	(0.010)	(0.008)	(0.013)	(0.023)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.31%	1.04%	0.76%	1.26%	2.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$688,734	$856,461	$881,212	$640,823	$590,476
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.47%	0.46%	0.47%	0.47%	0.49%
Expenses excluding waivers/reimbursements
and expense reductions	0.47%	0.46%	0.47%	0.47%	0.49%
Net investment income (loss)	2.24%	1.01%	0.75%	1.20%	2.22%

[1] Year ended February 29.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
CLASS P	Year Ended February 28,

	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.020	0.008	0.005	0.010	0.015

Distributions to shareholders from
Net investment income	(0.020)	(0.008)	(0.005)	(0.010)	(0.015)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.05%	0.79%	0.51%	1.01%	1.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,988	$92,940	$57,298	$30,334	$9,874
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.72%	0.71%	0.72%	0.72%	0.75%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.72%	0.71%	0.72%	0.72%	0.75%[3]
Net investment income (loss)	1.85%	0.81%	0.49%	0.92%	1.26%[3]

[1] Year ended February 29.
[2] For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
[3] Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 28, 2006	Principal
	Amount	Value

COMMERCIAL PAPER 0.2%
City of El Paso, Texas Water & Sewer, Ser. A, 3.45%, 05/25/2006
(cost $14,175,000)	$14,175,000	$ 14,175,000

MUNICIPAL OBLIGATIONS 100.0%
AIRPORT 1.3%
Atlanta, GA Arpt. RB, PFOTER, 3.26%, VRDN, (Liq.: Merrill Lynch & Co., Inc. &
Insd. by FGIC)	155,000	155,000
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER:
3.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,995,000	1,995,000
3.26%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	3,975,000	3,975,000
3.26%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by XL Capital, Ltd.)	12,000,000	12,000,000
3.26%, VRDN, (SPA: BNP Paribas SA & Insd. by AMBAC)	3,025,000	3,025,000
Chicago, IL O’Hare Intl. Arpt. ROC, 3.26%, VRDN, (LOC: Citigroup, Inc. & Insd. by
FSA)	5,200,000	5,200,000
Dallas-Fort Worth, TX Intl. Arpt. Auth. ROC:
3.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,195,000	2,195,000
3.26%, VRDN, (LOC: Citibank, NA)	3,000,000	3,000,000
Dallas-Fort Worth, TX Intl. Arpt. RRB, United Parcel Services, Inc. Proj, 2.70%,
VRDN, (Gtd. by United Parcel Services, Inc.)	15,550,000	15,550,000
Denver, CO City & Cnty. Arpt. RB:
Arpt. & Marina Proj., Ser. C, 3.06%, VRDN, (LOC: Bank One & Insd. by MBIA)	5,000,000	5,000,000
PFOTER:
3.26%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,500,000	1,500,000
3.26%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	2,130,000	2,130,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert.:
Ser. 404, 3.25%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,745,000	2,745,000
Ser. 2000-441, 3.25%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,495,000	2,495,000
Ser. 2003-845, 3.21%, VRDN, (Liq.: Morgan Stanley & Insd. by FSA)	2,995,000	2,995,000
Louisville & Jefferson Cnty., KY, Arpt. Auth. Spl. Facs. RB, UPS Worldwide
Forwarding, Ser. C, 2.70%, VRDN, (Gtd. by United Postal Services, Inc.)	18,800,000	18,800,000
Minneapolis & St. Paul, MN RB Putters, Ser. 941, 3.25%, VRDN, (Liq.: JPMorgan
Chase & Co. & Insd. by AMBAC)	1,660,000	1,660,000
Philadelphia, PA Arpt. MSTR, 3.26%, VRDN, (SPA: Societe Generale & Insd. by
FGIC)	3,000,000	3,000,000
Wayne Charter Cnty., MI Arpt. RB, Detroit Metro. Wayne, 3.18%, VRDN, (Insd. by
FSA)	12,340,000	12,340,000

		99,760,000

CONTINUING CARE RETIREMENT COMMUNITY 0.2%
Franklin Cnty., OH Hlth. Care Facs. RB, Wexner Heritage House Proj., 3.38%, VRDN,
(LOC: Huntington Natl. Bank)	2,850,000	2,850,000
Gainesville & Hall Cnty., GA Dev. Facs. Auth. RB, Sr. Living Lanier Vlg. Proj., 2.82%,
VRDN, (LOC: Radian Asset Assurance, Inc. & SPA: Lasalle Bank, NA)	11,950,000	11,950,000
New Jersey Hlth. Care Facs. RB, Holland Christian Proj., Ser. A-2, 3.21%, VRDN,
(LOC: Valley Natl. Bancorp)	2,900,000	2,900,000

		17,700,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 9.1%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2002-29, 3.20%, VRDN, (LOC: ABN AMRO Holding NV)	$21,995,000	$ 21,995,000
Ser. 2003-14, 3.22%, VRDN, (SPA: ABN AMRO Holding NV & Insd. by FGIC)	2,180,000	2,180,000
Ser. 2004-3, 3.22%, VRDN, (LOC: ABN AMRO Holding NV)	11,825,000	11,825,000
Ser. 2004-7, 3.23%, VRDN, (LOC: ABN AMRO Holding NV)	19,995,000	19,995,000
Ser. 2004-10, 3.22%, VRDN, (Insd. by FSA)	15,995,000	15,995,000
Ser. 2004-32, 3.40%, 06/01/2006, (LOC: ABN AMRO Holding NV)	9,555,000	9,555,000
Adrian, MI Sch. Dist. ROC, 3.22%, VRDN, (Liq.: Citigroup, Inc.)	3,480,000	3,480,000
Alabama Board of Ed. RB, Ser. 709, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co.
& Insd. by AMBAC)	3,440,000	3,440,000
Birmingham, AL Edl. Bldg. Auth. RB, Miles College Proj., Ser. A, 3.30%, VRDN,
(LOC: AmSouth Bancorp)	6,385,000	6,385,000
Boerne, TX Independent Sch. Dist., Ser. 626, 3.22%, VRDN, (Liq.: JPMorgan
Chase & Co.)	6,550,000	6,550,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj., 3.01%,
VRDN, (LOC: SunTrust Banks, Inc.)	2,690,000	2,690,000
Broward Cnty., FL Sch. Board, Ser. 829, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co.
& Insd. by FSA)	3,300,000	3,300,000
California CDA RB, Biola Univ., Ser. B, 4.60%, VRDN, (SPA: BNP Paribas SA)	2,505,000	2,505,000
Carlisle, PA Area Sch. Dist. GO, Ser. 644, 3.22%, VRDN, (Liq.: JPMorgan Chase &
Co. & Insd. by MBIA)	1,990,000	1,990,000
Center Grove, IN Sch. Bldg. Corp. RB, Ser. 727, 3.22%, VRDN, (Liq.: JPMorgan
Chase & Co. & Insd. by FGIC)	4,290,000	4,290,000
Chicago, IL Board of Ed. GO:
3.21%, VRDN, (SPA: Depfa Bank plc & Insd. by FSA)	14,000,000	14,000,000
3.26%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	5,335,000	5,335,000
Class A, 3.22%, VRDN, (LOC: Citibank, NA & Insd. by AMBAC)	8,000,000	8,000,000
Chicago, IL Board of Ed. RB, 3.19%, VRDN, (Liq.: Dexia Credit Local)	31,000,000	31,000,000
Chicago, IL Board of Ed. TOC, Ser. Z8, 3.25%, VRDN, (Liq.: Goldman Sachs Group,
Inc. & Insd. by FGIC)	7,895,000	7,895,000
Cincinnati, OH City Sch. Dist. Eagle-20040034, Class A, 3.22%, VRDN, (LOC:
Citibank, NA)	4,000,000	4,000,000
Clark Cnty., NV Sch. Dist. GO, Ser. A, 2.72%, VRDN, (LOC: State Street Corp.)	10,050,000	10,050,000
Clark Pleasant, IN Cmnty. Sch. ROC RR II R 4564, 3.22%, VRDN, (LOC: Citibank,
NA & Insd. by FSA)	6,725,000	6,725,000
Cobb Cnty., GA Dev. Auth. Univ. RB, Ser. 580, 3.22%, VRDN, (Liq.: JPMorgan Chase
& Co.)	4,965,000	4,965,000
Colorado Edl. & Cultural Facs. Auth. RB, California Baptist Univ. Proj., 3.28%,
VRDN, (LOC: Western Corporate Federal Credit Union)	8,000,000	8,000,000
Crown Point, IN Cmnty. Sch. Corp. RB, 4.00%, 06/30/2006	5,000,000	5,008,443
Dallas, TX Independent Sch. Dist. ROC, 3.22%, VRDN, (LOC: Citibank, NA)	6,140,000	6,140,000
Darlington Cnty., SC Sch. Dist. RB, Ser. 696, 3.22%, VRDN, (Liq.: JPMorgan Chase
& Co. & Insd. by FSA)	5,395,000	5,395,000
De Soto, TX Independent Sch. Dist. GO, PFOTER, 3.26%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	11,365,000	11,365,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Detroit, MI City Sch. Dist. Eagle-720050072, Class A, 3.22%, VRDN, (LOC:
Citibank, NA & Insd. by FSA)	$26,700,000	$ 26,700,000
El Paso Cnty., CO Sch. Dist. No. 020 ROC:
RR II R 2196, 3.22%, VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	5,180,000	5,180,000
RR II R 3030, 3.22%, VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	5,180,000	5,180,000
El Paso, TX Independent Sch. Dist. GO, Ser. 1035, 3.22%, VRDN, (Gtd. by PSF &
Liq.: JPMorgan Chase & Co.)	5,840,000	5,840,000
El Paso, TX Independent Sch. Dist. ROC RR II R 2221, 3.22%, VRDN, (Gtd. by PSF
& Liq.: Citigroup, Inc.)	5,960,000	5,960,000
Forsyth Cnty., GA Sch. Dist. ROC, 3.22%, VRDN, (Gtd. by Caisse Depots)	3,000,000	3,000,000
Garland, TX Independent Sch. Dist. RB, 3.22%, VRDN, (Liq.: JPMorgan
Chase & Co.)	3,930,000	3,930,000
Gwinnett Cnty., GA Edl. Dev. Auth. RB, 3.22%, VRDN, (LOC: Citibank, NA)	6,630,000	6,630,000
Hays, TX Cons. Independent Sch. Dist. RB, Ser. 632, 3.22%, VRDN, (Liq.: JPMorgan
Chase & Co.)	3,885,000	3,885,000
Houston, TX Independent Sch. Dist. RB, Floating Rate Trust Cert., Ser. 494, 3.23%,
VRDN, (Liq.: Morgan Stanley)	3,745,000	3,745,000
Illinois Dev. Fin. Auth. RB, Illinois Central College Proj., Ser. A, 3.44%, VRDN, (Gtd.
by U.S. Central Credit Union)	8,025,000	8,025,000
Illinois Ed. Facs. Auth. RB:
Macon Trust, Ser. D, 3.34%, VRDN, (LOC: Bank of America Corp.)	7,010,000	7,010,000
Univ. of Chicago, Ser. A, 3.22%, VRDN, (LOC: Citibank, NA)	5,000,000	5,000,000
Jackson, TN Hlth. Edl. & Hsg. RB, Union Univ. Proj., 3.34%, VRDN, (LOC: AmSouth
Bancorp)	2,640,000	2,640,000
Kane & Du Page Cntys., IL Cmnty., Unit Sch. Dist., ROC, 3.22%, VRDN, (LOC:
Citigroup, Inc. & Insd. by FSA)	6,455,000	6,455,000
King Cnty., WA Sch. Dist. 401 RB, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,975,000	2,975,000
Lewisville, TX Independent Sch. Dist. RB, Ser. 701, 3.22%, VRDN, (Liq.: JPMorgan
Chase & Co. & Insd. by FGIC)	6,180,000	6,180,000
Los Angeles, CA Sch. Dist., 3.02%, VRDN, (Insd. by FGIC)	16,075,000	16,075,000
Lubbock, TX Independent Sch. Dist., 5.25%, 09/07/2006, (LOC: Bank of America
Corp.)	7,000,000	7,069,614
Mansfield, TX Independent Sch. Dist. GO, Ser. 704, 3.22%, VRDN, (Liq.: JPMorgan
Chase & Co.)	2,075,000	2,075,000
Mansfield, TX Independent Sch. Dist. ROC RR II R 6005, 3.22%, VRDN, (Gtd. by PSF
& Liq.: Citibank, NA)	8,830,000	8,830,000
Massachusetts Dev. Fin. Agcy. RB:
Cushing Academy Proj., 3.24%, VRDN, (Gtd. by TD Banknorth, Inc.)	13,155,000	13,155,000
Northfield Mount Hermon Proj., Ser. A, 3.27%, VRDN, (LOC: Bank of America
Corp.)	20,000,000	20,000,000
Suffolk Univ. Proj., Ser. A, 3.06%, VRDN, (LOC: Citizens Bank)	10,000,000	10,000,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, Capital Asset Program, Ser. M-2, 3.12%,
VRDN, (LOC: Bank of America Corp.)	10,900,000	10,900,000
McPherson, KS Edl. Fac. RB:
Ser. A, 3.18%, VRDN, (LOC: Bank of America Corp.)	4,070,000	4,070,000
Ser. B, 3.18%, VRDN, (LOC: Bank of America Corp.)	2,570,000	2,570,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Minnesota Higher Ed. Facs. Auth. RB, Concordia Univ. Proj., 2.96%, VRDN, (SPA:
Allied Irish Banks plc)	$ 2,480,000	$ 2,480,000
Mishawaka, IN Sch. Bldg. Corp. RB, 3.22%, VRDN, (Liq.: Citigroup, Inc.)	6,950,000	6,950,000
Municipal Securities Pool Trust Receipts COP, Ser. 9033, Class A, 3.08%, VRDN,
(Insd. by FSA & Liq.: Bear Stearns Cos.)	14,000,000	14,000,000
Municipal Securities Pool Trust Receipts, Ser. 2002-9041, Class A, 3.19%, VRDN,
(Insd. by FSA & Liq.: Bear Stearns Cos.)	10,700,000	10,700,000
New Caney, TX Independent Sch. Dist. RB, Ser. 651, 3.22%, VRDN, (LOC:
JPMorgan Chase & Co. & Insd. by FGIC)	5,480,000	5,480,000
New Hampshire Hlth. & Ed. Facs. Auth. RB, RAN:
Capital Ctr. of Arts, Ser. E, 4.00%, 04/26/2006, (LOC: Bank of America Corp.)	800,000	801,191
Proctor Academy, Ser. I, 4.00%, 04/26/2006	1,500,000	1,501,782
New Hampshire Hlth. & Edl. Facs. Auth. RB, Brewster Academy Proj., 3.21%, VRDN,
(SPA: Allied Irish Banks plc)	10,000,000	10,000,000
New York State Dorm Auth. RB, Upstate Cmnty. Colleges, 3.15%, VRDN, (SPA:
Depfa Bank plc)	16,000,000	16,000,000
New York, NY IDA RB, Sacred Heart Sch. Proj., 3.22%, VRDN, (LOC: M&T Bank
Corp.)	3,750,000	3,750,000
North Carolina Fin. Agcy. RB Eagle-720050060, Class A, 3.22%, VRDN, (LOC:
Citibank, NA)	7,550,000	7,550,000
Northwest, TX Independent Sch. Dist. TOC, Ser. Z4, 3.23%, VRDN, (Gtd. by
Goldman Sachs Group, Inc.)	28,515,000	28,515,000
Ohio Higher Ed. Facs. RB:
Cedarville Univ. Proj., 3.10%, VRDN, (LOC: KeyCorp)	2,565,000	2,565,000
Columbus College Art Proj., 3.26%, VRDN, (LOC: Huntington Natl. Bank)	9,700,000	9,700,000
Palm Beach Cnty., FL RRB, Benjamin Private Sch. Proj, 3.19%, VRDN, (LOC: Bank
of America Corp.)	4,800,000	4,800,000
PFOTER, 3.28%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	11,900,000	11,900,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.22%, VRDN, (Liq.: Morgan Stanley)	3,835,000	3,835,000
Pinckney, MI Cmnty. Sch. ROC RR II R 6032, 3.22%, VRDN, (Liq.: Citigroup, Inc.)	6,235,000	6,235,000
Princeton, OH Sch. Dist. MSTR RB, 3.22%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
San Antonio, TX Independent Sch. Dist. ROC RR II R 368, 3.22%, VRDN, (LOC:
Citibank, NA)	5,000,000	5,000,000
Socorro, TX Independent Sch. Dist. GO, Ser. 1036, 3.22%, VRDN, (Gtd. by PSF &
Liq.: JPMorgan Chase & Co.)	5,240,000	5,240,000
South Berwick, ME Ed. Facs. RB, Berwick Academy Issue, 3.20%, VRDN, (SPA:
Allied Irish Banks plc)	6,000,000	6,000,000
Southern Illinois Univ. RB, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,085,000	4,085,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 3.38%, VRDN, (LOC:
Bank One)	1,950,000	1,950,000
Texas A&M Univ. RB, Ser. 946, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,240,000	7,240,000
Tyler, TX Independent Sch. Dist. RB, Ser. 661, 3.22%, VRDN, (Liq.: JPMorgan Chase
& Co.)	5,650,000	5,650,000
University of Alabama RB, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,995,000	4,995,000
University of South Alabama RB, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,170,000	1,170,000
University of South Florida Research Foundation RB, Univ. Tech. Proj., Ser. B, 3.24%,
VRDN, (LOC: Bank of America Corp.)	9,800,000	9,800,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
University of Texas RB:
3.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	$ 3,785,000	$ 3,785,000
MSTR, 3.22%, VRDN, (SPA: Societe Generale)	6,690,000	6,690,000
Volusia Cnty., FL Edl. Facs. Auth. RB, 3.22%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	6,310,000	6,310,000
Washington Cnty., PA Auth. RRB, Univ. of Pennsylvania, 3.18%, VRDN, (Gtd. by
Univ. of Pennsylvania)	15,200,000	15,200,000
Wayne Township, IN Marion Cnty. Sch. ROC RR II R 3039, 3.22%, VRDN, (Liq.:
Citigroup, Inc. & Insd. by FGIC)	5,330,000	5,330,000
West Virginia Univ. RB, 3.26%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by
AMBAC)	2,270,000	2,270,000
Will Cnty., IL Cmnty. Sch. Dist. GO, PFOTER, 3.26%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	9,110,000	9,110,000

		698,461,030

GENERAL OBLIGATION - LOCAL 3.8%
ABN AMRO Munitops Cert. Trust GO, 3.23%, VRDN, (SPA: ABN AMRO Bank & Insd.
by AMBAC)	8,590,000	8,590,000
Anchorage, AK GO, ROC, 3.22%, VRDN, (LOC: Citibank, NA)	8,495,000	8,495,000
Arlington, TX GO Putters, Ser. 760, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co. &
Insd. by FSA)	2,955,000	2,955,000
Bachelor Gulch Metro. Dist., Colorado GO, 3.60%, 12/01/2006, (LOC: Compass
Bancshares, Inc.)	10,000,000	10,000,000
Blount Cnty., TN Pub. Bldg. Auth. RB, Local Govt. Pub. Impt. Proj., Ser. A-6A, 3.20%,
VRDN, (Gtd. by Regions Finl. Corp. & Insd. by AMBAC)	10,000,000	10,000,000
Brighton Crossing Metro. Dist., Colorado GO, 3.33%, VRDN, (LOC: Compass
Bancshares, Inc.)	2,600,000	2,600,000
Chattanooga, TN GO, ROC, 3.22%, VRDN, (Liq.: Citigroup, Inc. & Insd. by MBIA)	4,895,000	4,895,000
Chicago, IL GO:
Ser. 1050, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	1,515,000	1,515,000
Variable Rate Trust Cert., Ser. ZC-1, 3.43%, VRDN, (LOC: Bank of America Corp.
& Insd. by FGIC)	27,111,000	27,111,000
Cook Cnty., IL First Dist. GO, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	11,495,000	11,495,000
Dallas, TX Refunding GO, 3.20%, 10/05/2006, (SPA: Depfa Bank plc)	17,785,000	17,785,000
Delaware Valley, PA Regl. Fin. Auth. GO, Class A, 3.22%, VRDN, (LOC: Citigroup,
Inc.)	5,000,000	5,000,000
Detroit, MI GO, Class A, 3.22%, VRDN, (LOC: Citibank, NA)	8,910,000	8,910,000
Ebert, CO Metro. Dist., Securitization Trust, Ser. S1, Class A2, 3.33%, VRDN, (LOC:
Compass Bancshares, Inc.)	12,804,000	12,804,000
Frisco, TX Independent Sch. Dist. GO, Ser. 656, 3.22%, VRDN, (Liq.: JPMorgan
Chase & Co.)	5,925,000	5,925,000
Honolulu, HI City & Cnty. GO ROC, RR II R 4043, 3.22%, VRDN, (Liq.: Citigroup,
Inc.)	4,475,000	4,475,000
Houston, TX GO, ROC, 3.22%, VRDN, (LOC: Citibank, NA)	3,750,000	3,750,000
Milwaukee, WI GO, Ser. V8, 3.05%, VRDN, (LOC: State Street Corp.)	18,000,000	18,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Mississippi Dev. Bank Spl. Obl. GO RRB, Hurricane Katrina Proj., 3.28%, VRDN,
(Liq.: JPMorgan Chase & Co.)	$20,900,000	$ 20,900,000
Mississippi Dev. Bank Spl. Tax Obl. GO, DeSoto Cnty. Pub. Impt. Proj., 3.28%,
VRDN, (SPA: AmSouth Bancorp & Insd. by AMBAC)	7,950,000	7,950,000
New York, NY GO:
2.80%, VRDN, (LOC:Bank of New York Co.)	30,000,000	30,000,000
Ser. E, 2.82%, VRDN, (LOC: Bank of America Corp.)	20,000,000	20,000,000
Ser. H-1, 2.82%, VRDN, (Liq. Dexia Credit Local)	33,300,000	33,300,000
Omaha, NE Convention Ctr. GO, Eagle Trust Cert., 3.22%, VRDN, (LOC: Citibank,
NA)	8,000,000	8,000,000
Park Creek Metro. Dist., CO GO, PFOTER, 3.27%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	5,495,000	5,495,000
Shelby Cnty., TN GO Eagle-720050073, Class A, 3.22%, VRDN, (LOC: Citibank,
NA & Insd. by AMBAC)	4,550,000	4,550,000

		294,500,000

GENERAL OBLIGATION - STATE 2.4%
California GO:
ROC, 3.23%, VRDN, (LOC: Citibank, NA)	6,995,000	6,995,000
Ser. 1255, 3.26%, VRDN, (LOC: AMBAC)	3,900,000	3,900,000
Clipper Tax-Exempt Cert. Trust:
Ser. 2004-4, 3.24%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-5, 3.23%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2005-29, 3.24%, VRDN, (Gtd. by State Street Corp. & Insd. by FGIC)	13,000,000	13,000,000
Connecticut GO, PFOTER, 3.20%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,545,000	4,545,000
Florida Board of Ed. GO:
ROC, 3.22%, VRDN, (LOC: Citibank)	1,160,000	1,160,000
Ser. 137, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,900,000	8,900,000
Florida Dept. of Trans. GO, ROC, 3.22%, VRDN, (Liq.: Citigroup, Inc.)	2,080,000	2,080,000
Hawaii GO, ROC, 3.22%, VRDN, (LOC: Citibank, NA)	7,380,000	7,380,000
Illinois GO:
3.22%, VRDN, (Liq.: Citigroup, Inc.)	3,560,000	3,560,000
3.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,750,000	4,750,000
Louisiana GO, 3.22%, VRDN, (Liq.: Citigroup, Inc.)	4,175,000	4,175,000
Massachusetts Bay Trans. Auth. MTC GO, 3.00%, VRDN, (SPA: Societe Generale)	29,300,000	29,300,000
Massachusetts PFOTER, 3.20%, VRDN, (SPA: BNP Paribas SA)	385,000	385,000
Minnesota GO, ROC, 3.22%, VRDN, (Liq.: Citigroup, Inc.)	3,785,000	3,785,000
New Jersey GO, 3.21%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,000,000	8,000,000
North Carolina GO Eagle-720051001, Class A, 3.22%, VRDN, (LOC: Citibank,
NA)	2,370,000	2,370,000
Oregon GO, ROC, 3.22%, VRDN, (LOC: Citibank, NA)	2,765,000	2,765,000
Texas GO MSTR, Ser. 58A, 3.22%, VRDN, (SPA: Societe Generale)	5,800,000	5,800,000
Texas GO:
Ser. 935, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,495,000	3,495,000
Ser. 1013, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,660,000	3,660,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE continued
Washington GO:
Eagle-720050067, Class A, 3.22%, VRDN, (LOC: Citibank, NA & Insd. by
AMBAC)	$ 11,000,000	$ 11,000,000
Ser. 573, 3.25%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	5,500,000	5,500,000
Wisconsin GO, Ser. 702, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,060,000	5,060,000

		181,065,000

HOSPITAL 11.1%
Alabama Hlth. Care Auth. for Baptist Hlth. ROC RR II R 499CE, 3.28%, VRDN, (Liq.:
Citigroup, Inc.)	30,000,000	30,000,000
Alaska IDA RB, ROC, 3.22%, VRDN, (LOC: Citibank, NA & Insd. by FSA)	51,400,000	51,400,000
Allegheny Cnty., PA Hosp. Dev. Auth. RB, PFOTER, 3.10%, 09/28/2006, (SPA:
Landesbank Hessen)	20,000,000	20,000,000
Butler Cnty., OH Hosp. Facs. RB:
PFOTER, 3.20%, 10/05/2006, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA)	29,995,000	29,995,000
UCPHA, Inc. Proj., 3.30%, VRDN, (LOC: Huntington Natl. Bank)	11,750,000	11,750,000
Connecticut Hlth. & Ed. Facs. Auth. RB Eagle-720053031, Class A, 3.20%, VRDN,
(LOC: Citibank, NA)	111,500,000	111,500,000
Connecticut Hlth. & Ed. PFOTER, 3.50%, 02/08/2007, (SPA: Svenska
Handlesbanken)	36,030,000	36,030,000
Delaware Cnty., PA Auth. RB, White Horse Vlg. Proj., Ser. B, 3.07%, VRDN, (LOC:
M&T Bank Corp.)	7,270,000	7,270,000
Douglas Cnty., NE Hosp. Auth. RB No. 2, 3.33%, VRDN, (LOC: Citibank, NA)	3,981,000	3,981,000
Elizabethton, TN Hlth. & Edl. Facs. RB, PFOTER, 3.27%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	5,995,000	5,995,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 3.27%, VRDN, (LOC:
SunTrust Banks, Inc.)	1,078,000	1,078,000
Fulton Cnty., GA Dev. Auth. RB, Floating Rate Trust Cert., Ser. 05-1, 3.23%, VRDN,
(LOC: SunTrust Banks, Inc.)	25,230,000	25,230,000
Harris Cnty., TX Hlth. Facs. RB, Baylor College of Medicine, 3.00%, VRDN, (Liq.:
JPMorgan Chase & Co.)	18,025,000	18,025,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj.:
Ser. A, 3.20%, VRDN, (LOC: SunTrust Banks, Inc.)	3,500,000	3,500,000
Ser. C, 3.22%, VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 3.16%, VRDN, (LOC: Fifth Third
Bancorp)	3,855,000	3,855,000
Idaho Hlth. Facs. Auth. RB:
ROC RR II R 345, 3.25%, VRDN, (LOC: Radian Group, Inc. & Citibank, NA)	7,495,000	7,495,000
ROC RR II R 403, 3.25%, VRDN, (LOC: Radian Group, Inc. & Citibank, NA)	5,335,000	5,335,000
Illinois Fin. Auth. RB, Resurrection Hlth., Ser. B, 2.90%, VRDN, (Liq.: JPMorgan
Chase & Co.)	28,110,000	28,110,000
Illinois Hlth. Facs. Auth. RB:
Advocate Hlth. Care Network, Ser. A, 2.74%, 07/06/2006, (Gtd. by Advocate
Hlth. Care Network)	13,100,000	13,100,000
ROC RR II R 401, 3.22%, VRDN, (LOC: Citibank, NA & Insd. by FHA)	10,495,000	10,495,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Indiana Hlth. Fac. Hosp. RB, Clarian Hlth. Group C, 3.21%, VRDN, (LOC: Bank of
Nova Scotia)	$ 300,000	$ 300,000
Indiana Hlth. Facs. Auth. RB, Ascension Hlth. Credit Group, Ser. A:
2.72%, 06/01/2006, (Gtd. by Advocate Hlth. Care Network)	12,500,000	12,500,000
2.74%, 06/01/2006, (Gtd. by Advocate Hlth. Care Network)	11,000,000	11,000,000
Indianapolis, IN Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, Ser. A,
2.50%, 03/01/2006, (Gtd. by Ascension Hlth. Credit Group)	20,000,000	19,981,198
Johnson City, TN Hlth. & Edl. Facs. RB, 3.25%, VRDN, (LOC: Lloyds TSB Group
plc)	13,000,000	13,000,000
Kansas Dev. Fin. Auth. MHRB, Springhill Apts. Proj., Ser. B, 3.24%, VRDN, (LOC:
Bank of America Corp.)	4,685,000	4,685,000
Kenai Peninsula Borough, AK Hosp. Facs. RB, ROC, 3.22%, VRDN, (Liq.: Citigroup,
Inc.)	6,550,000	6,550,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 3.30%, VRDN, (LOC:
Fulton Bank)	4,600,000	4,600,000
Lorain Cnty., OH Hosp. Facs. RB, PFOTER, 3.23%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	4,995,000	4,995,000
Louisiana Pub. Facs. Auth. RRB, Chateau Riviere, Inc. Proj., 3.30%, VRDN, (LOC:
Union Planters Bank)	2,500,000	2,500,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth.
Alliance Proj., 3.19%, VRDN, (LOC: Bank of America Corp.)	1,189,000	1,189,000
Massachusetts Hlth. & Edl. Fac. Auth. RB:
3.20%, 10/06/2006, (SPA: Svenska Handelsbank)	10,000,000	10,000,000
Cape Cod Hlth. Care, Ser. D, 3.24%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
Capital Asset Program, Ser. M, 3.12%, VRDN, (LOC: Bank of America Corp.)	18,820,000	18,820,000
Partners Hlth. Care Sys., Ser. F3, 3.17%, VRDN, (LOC: Citibank, NA)	26,805,000	26,805,000
PFOTER, 2.85%, 06/22/2006, (Liq.: Merrill Lynch & Co., Inc.)	7,035,000	7,035,000
ROC Ser. 333CE, 3.26%, VRDN, (LOC: Citibank, NA)	6,305,000	6,305,000
Miami Cnty., OH Hosp. Facs. RB, PFOTER, 3.27%, VRDN, (SPA: Natl. Australia
Bank, Ltd.)	5,345,000	5,345,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 3.27%, VRDN, (LOC:
WestLB AG)	17,700,000	17,700,000
Missouri Hlth. & Edl. Facs. RB, Lutheran Church Proj., 2.96%, VRDN, (LOC: Bank of
America Corp.)	22,075,000	22,075,000
New Hampshire Hlth. & Ed. Facs. Auth. RAN, Ser. F, 4.00%, 04/26/2006, (Liq.:
Morgan Stanley & Insd. by FGIC)	7,000,000	7,009,363
New Hampshire Hlth. & Ed. Facs. Auth. RB, 3.24%, VRDN, (LOC: Bank of America
Corp.)	7,000,000	7,000,000
Norfolk, VA EDA ROC RR II R 322, 3.22%, VRDN, (LOC: Citibank, NA)	13,470,000	13,470,000
North Broward, FL Hosp. Dist. RB, Ser. B, 3.01%, VRDN, (LOC: Citibank, NA)	8,000,000	8,000,000
North Carolina Med. Care Commission ROC, 3.22%, VRDN, (LOC: Citibank, NA)	3,590,000	3,590,000
North Little Rock, AR Hlth. Facs. RB, Baptist Hlth., Ser. B, 3.19%, VRDN, (Liq.:
JPMorgan Chase & Co.)	40,000,000	40,000,000
Oakland, CA Hlth. Facs. RB, 3.50%, 02/08/2007, (Liq.: Merrill Lynch & Co., Inc.)	6,090,000	6,090,000
Oakland, CA RB PFOTER, 2.85%, 07/06/2006, (Liq.: Merrill Lynch & Co., Inc.)	4,300,000	4,300,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Children’s Hosp. Proj., Ser. B,
2.86%, VRDN, (LOC: WestLB AG)	$33,220,000	$ 33,220,000
Rhode Island Hlth. & Ed. Bldg. Auth. MSTR, Ser. 1999-69C, 3.25%, VRDN, (Liq.:
Bear Stearns Cos.)	32,225,000	32,225,000
Salt Lake City, UT Hosp. RB, MSTR, Ser. 1999-68B, 3.25%, VRDN, (Liq.: Bear
Stearns Cos.)	33,150,000	33,150,000
St. Charles Cnty., MO RB, United Handicap Svcs., 3.33%, VRDN, (LOC: U.S.
Bancorp)	5,040,000	5,040,000
Vermont Edl. & Hlth. Fin. Agcy. RB, Rutland Med. Ctr. Proj., 3.25%, VRDN, (LOC:
Bank of America Corp.)	9,825,000	9,825,000
Washington Hlth. Care Facs. Auth. RB, Adventist Hlth. Sys. Proj., 3.15%,
03/01/2006, VRDN, (LOC: Mellon Finl. Corp.)	2,200,000	2,200,000
Wisconsin Hlth. & Ed. Facs. Auth. RB, PFOTER, 3.35%, 11/09/2006, (SPA:
Landesbank Hessen & Insd. by MBIA)	8,430,000	8,430,000

		854,673,561

HOUSING 33.8%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 3.36%, VRDN, (LOC: LaSalle
Bank, NA)	24,355,000	24,355,000
Bank of New York Co. MTC:
3.31%, VRDN, (LOC: Bank of New York Co.)	36,740,000	36,740,000
Ser. BNY5, 3.32%, VRDN, (LOC: Bank of New York Co.)	40,000,000	40,000,000
Ser. BNY6, 3.32%, VRDN, (LOC: Bank of New York Co.)	24,146,000	24,146,000
Bexar Cnty., TX Hsg. Fin. Corp. PFOTER, 3.31%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	7,470,000	7,470,000
Bloomington, MN MHRRB, Norlan Partners Proj., Ser. B, 3.44%, VRDN, (LOC:
Associated Banc-Corp.)	2,410,000	2,410,000
Boise City, ID MHRB, 3.31%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	20,170,000	20,170,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 3.25%, VRDN, (LOC: Harris
Trust & Savings)	800,000	800,000
Brevard Cnty., FL SFHRB PFOTER, 3.27%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	295,000	295,000
California CDA MHRB:
3.28%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,950,000	10,950,000
Oakwood Apts. Proj., 3.47%, 06/15/2006, (Liq.: Merrill Lynch & Co., Inc.)	5,000,000	5,000,000
PFOTER:
3.24%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,935,000	2,935,000
3.23.28%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,585,000	6,585,000
California Cmnty. MHRB, 3.28%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,025,000	9,025,000
California HFA RB:
Ser. A, 3.03%, VRDN, (LOC: Dexia Credit Local)	10,000,000	10,000,000
Ser. X2, 3.05%, VRDN, (Insd. by FSA)	30,500,000	30,500,000
Central City, CO MHRB, Gold Mountain Apts. Proj., 3.63%, VRDN,
(Liq.: American Intl. Group, Inc.)	9,250,000	9,250,000
Charter Mac Equity Issuer Trust TOC, Ser. EE, 3.31%, VRDN,
(Liq.: Goldman Sachs Group, Inc.)	38,515,000	38,515,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Charter Mac Equity Issuer Trust:
PFOTER:
3.29%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$23,650,000	$ 23,650,000
3.31%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	55,880,000	55,880,000
Ser. 2003-B, 3.31%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	74,310,000	74,310,000
Ser. 2003-C, 3.31%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	27,520,000	27,520,000
Ser. 2604, 3.31%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	72,035,000	72,035,000
Charter Mac Floating Cert. Trust:
Ser. 2002-4, 3.26%, VRDN, (SPA: Landesbank Baden & Insd. by MBIA)	14,000,000	14,000,000
Ser. 2002-5, 3.26%, VRDN, (Insd. by MBIA)	13,000,000	13,000,000
Ser. 2005-H, 3.31%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	34,970,000	34,970,000
Ser. 2005-Q, 3.31%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	19,985,000	19,985,000
Class B Revenue Bond Cert. Trust:
Ser. 2001-1, 3.63%, VRDN, (Liq.: American Intl. Group, Inc.)	1,800,000	1,800,000
Ser. 2001-2, 3.83%, VRDN, (Liq.: American Intl. Group, Inc.)	11,367,000	11,367,000
Ser. 2002-1, 3.63%, VRDN, (Liq.: American Intl. Group, Inc.)	6,043,000	6,043,000
Ser. 2003-1, 2.65%, 03/06/2006, (Liq.: American Intl. Group, Inc.)	6,530,000	6,530,000
Ser. 2004-1, 3.63%, VRDN, (Liq.: American Intl. Group, Inc.)	15,003,000	15,003,000
Ser. 2004-22, 3.72%, VRDN, (Liq.: American Intl. Group, Inc.)	7,000,000	7,000,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1998-2, 3.30%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	11,435,000	11,435,000
Ser. 1999-2, 3.38%, VRDN, (SPA: State Street Corp.)	20,471,015	20,471,015
Ser. 1999-3, 3.38%, VRDN, (Liq.: State Street Corp. & Insd. by >GNMA)	27,686,000	27,686,000
Ser. 2000-1, 3.26%, VRDN, (SPA: State Street Corp.)	1,117,000	1,117,000
Ser. 2002-9, 3.38%, VRDN, (Liq.: State Street Corp. & Insd. by FNMA)	42,038,000	42,038,000
Ser. 2003-5, 3.30%, VRDN, (Liq.: State Street Corp. & Insd. by FSA)	18,800,000	18,800,000
Ser. 2004-8, 3.27%, VRDN, (SPA: Lloyds TSB Group plc & Insd. by FSA)	7,849,000	7,849,000
Ser. 2004-9, 3.38%, VRDN, (Liq.: State Street Corp. & Insd. by FSA)	13,041,000	13,041,000
Ser. 2004-10, 3.38%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA &
FNMA)	13,283,000	13,283,000
Ser. 2005-1, 3.38%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	18,561,000	18,561,000
Ser. 2005-2, 3.38%, VRDN, (SPA: State Street Corp.)	11,565,000	11,565,000
Ser. 2005-3, 3.27%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	18,294,000	18,294,000
Ser. 2005-12, 3.27%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA &
FNMA)	22,838,000	22,838,000
Ser. 2005-13, 3.38%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA &
FNMA)	24,913,000	24,913,000
Ser. 2005-14, 3.38%, VRDN, (SPA: State Street Corp. & Insd. by GNMA)	16,345,000	16,345,000
Ser. 2005-30, 3.33%, VRDN, (LOC: State Street Corp.)	15,000,000	15,000,000
Ser. 2005-31, 3.33%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	25,000,000	25,000,000
Cobb Cnty., GA Hsg. Auth. MHRB, 3.29%, VRDN, (SPA.: Merrill Lynch Capital
Svcs.)	37,095,000	37,095,000
Contra Costa Cnty., CA MHRB, 3.28%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,820,000	6,820,000
Dakota Cnty., MN CDA MHRB, View Pointe Apts. Proj., 3.28%, VRDN, (LOC:
LaSalle Bank NA)	4,000,000	4,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
DeKalb Cnty., GA Hsg. Auth. MHRB, 3.31%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$ 8,590,000	$ 8,590,000
Denver, CO City & Cnty. MHRB, 3.31%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,915,000	5,915,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 3.34%, VRDN,
(LOC: Crestar Bank)	2,495,000	2,495,000
Durham, NC Hsg. Auth. MHRB, PFOTER, Lakemoor Apts. Proj., 3.31%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	8,625,000	8,625,000
Duval Cnty., FL MHRB, Camri Green Apts., 3.22%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
El Paso Cnty., CO SFHRB, Floating Rate Trust Cert., Ser. 1136, 3.25%, VRDN, (Liq.:
Morgan Stanley)	3,466,000	3,466,000
FHLMC MHRB:
Ser. M001, Class A, 3.28%, VRDN, (Insd. by FHLMC)	31,555,588	31,555,588
Ser. M002, Class A, 3.33%, VRDN, (Insd. by FHLMC)	5,521,456	5,521,456
Ser. M005, Class A, 3.59%, VRDN, (Insd. by FHLMC)	37,313,563	37,313,563
Ser. M008, Class A, 3.33%, VRDN, (Insd. by FHLMC)	10,803,828	10,803,828
Florida Hsg. Fin. Corp. MHRB:
3.27%, VRDN, (Insd. by FNMA)	6,200,000	6,200,000
3.27%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,200,000	6,200,000
Lee Vista Apts. Proj., 3.22%, VRDN, (Insd. by FHLMC)	600,000	600,000
Lynn Lake Apts. Proj., Ser. B1, 3.28%, VRDN, (Insd. by FHLMC)	610,000	610,000
Maitland Apts. Proj., 3.22%, VRDN, (Insd. by FHLMC)	810,000	810,000
Northbridge Apts. Proj., 3.04%, VRDN, (LOC: Bank of America Corp.)	3,700,000	3,700,000
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., 3.63%, VRDN, (Liq.: American
Intl. Group, Inc.)	6,955,000	6,955,000
Georgia HFA RB, ROC RR II R 423, 3.26%, VRDN, (LOC: Citibank, NA)	3,095,000	3,095,000
Harris Cnty., TX Hsg. Fin. Corp. MHRB, 3.31%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	18,875,000	18,875,000
Harrisonburg, VA Hsg. & Redev. Auth. MHRB, Brooke Ridge Apts. Proj., Ser. E,
3.65%, VRDN	6,150,000	6,150,000
Indianapolis, IN MHRB, Crossing Partners Proj., 3.63%, VRDN, (Liq.: American Intl.
Group, Inc.)	8,700,000	8,700,000
Kansas City, MO IDA MHRRB, Ethans Apts. Proj., 3.21%, VRDN, (LOC: Citibank,
NA)	7,560,000	7,560,000
Kansas Dev. Fin. Auth. MHRB, Bluffs Olathe Apts. Proj., 3.83%, VRDN, (Liq.:
American Intl. Group, Inc.)	9,500,000	9,500,000
Lansing, KS MHRB, 3.31%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,165,000	4,165,000
Lee Cnty., FL HFA MHRB, Forestwood Apts. Proj., Ser. A, 3.05%, VRDN, (Insd. by
FNMA)	2,800,000	2,800,000
Los Angeles, CA MHRRB, Colonia Corona Apts. Proj., Ser. D, 3.27%, VRDN, (LOC:
Citibank, NA)	3,750,000	3,750,000
Louisiana Hsg. Fin. Agcy. Mtge. RB, Ser. 1066, 3.28%, VRDN, (Liq.: Morgan
Stanley)	14,096,500	14,096,500
Macon Trust Pooled Cert.:
Ser. 1997, 3.38%, VRDN, (LOC: Bank of America Corp. & Insd. by FSA)	48,665,000	48,665,000
Ser. 1998A:
3.33%, VRDN, (LOC: Bank of America Corp. & Insd. by MBIA)	5,000,000	5,000,000
3.23%, VRDN, (LOC: Bank of America Corp. & Insd. by AMBAC)	17,544,000	17,544,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006		Principal
		Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 3.01%, VRDN,
(LOC: SunTrust Banks, Inc.)		$ 272,000	$ 272,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 3.02%, VRDN, (Insd. by FNMA)		4,000,000	4,000,000
Massachusetts Dev. Fin. Agcy. RB, PFOTER, 3.29%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)		34,550,000	34,550,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 3.39%, VRDN, (LOC: Fifth Third
Bancorp)		6,990,000	6,990,000
Memphis, TN Hlth. Edl. & Hsg. Fac. RB, 3.31%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)		7,970,000	7,970,000
Metropolitan Govt. of Nashville & Davidson Cnty., TN Hlth. & Edl. Facs. RB, 3.31%,
VRDN, (Liq.: Merrill Lynch & Co., Inc.)		9,395,000	9,395,000
Michigan Bldg. Auth. RB, ROC, 3.22%, VRDN, (Liq.: Citigroup, Inc.)		4,160,000	4,160,000
Minnesota Bond Securitization Trust, 3.38%, VRDN, (LOC: LaSalle Bank NA)		6,035,000	6,035,000
MMA Finl. MHRB, Ser. B, Class A, 3.11%, VRDN, (LOC: SunTrust Banks, Inc.)		645,000	645,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 3.28%, VRDN, (SPA:
Danske Bank)		20,000,000	20,000,000
Municipal Mtge. & Equity, LLC RB, PFOTER:
3.20%, 04/06/2006, (Liq.: Merrill Lynch & Co., Inc.)		13,160,000	13,160,000
3.31%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)		109,895,000	109,895,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 3.12%, 03/01/2006, VRDN, (LOC: Northern Trust
Corp.)		6,190,000	6,190,000
Cambury Hills Apts. Proj., 3.63%, VRDN, (Liq.: American Intl. Group, Inc.)		10,975,000	10,975,000
New Jersey Hsg. & Mtge. Fin. RB, Ser. 1012, 3.23%, VRDN, (Liq.: Morgan Stanley
& Insd. by FGIC)		1,385,000	1,385,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.57%, 03/01/2006, VRDN, (Insd. by Trinity
Plus Funding Co.)		37,956,712	37,956,712
New Orleans, LA Fin. Auth. SFHRB, Ser. 1137, 3.33%, VRDN, (Liq.: Morgan
Stanley)		22,805,000	22,805,000
New Orleans, LA	Indl. Dev. Board RB, Floating Rate Trust Cert., Ser. 987, 3.28%,
VRDN, (Liq.: Morgan Stanley)		16,990,000	16,990,000
New York, NY Hsg. Dev. Corp. MHRB:
3.21%, VRDN, (Liq. Merrill Lynch & Co., Inc.)		5,175,000	5,175,000
155 West 21st Street Proj., Ser. A, 3.06%, VRDN, (LOC: Bank of New York
Co.)		7,900,000	7,900,000
New York, NY Hsg. Fin. Agcy. RB, 3.08%, VRDN, (Loc: Keybank NA)		9,000,000	9,000,000
Norfolk, VA Redev. & Hsg. Auth. RRB, Old Dominion Univ. Proj., 3.19%, VRDN,
(LOC: Bank of America Corp.)		11,560,000	11,560,000
Oakland, CA MHRB PFOTER, 3.45%, 11/09/2006, (LOC: Lloyds TSB Group plc)		119,995,000	119,980,966
Ohio Hsg. Fin. Agcy. MHRB, Westlake Apts. Proj., 3.63%, VRDN, (Liq.: American
Intl. Group, Inc.)		9,810,000	9,810,000
PFOTER:
2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)		4,540,000	4,540,000
2.82%, 04/06/2006, (Insd. by FHLMC)		95,585,000	95,585,000
3.45%, 11/16/2006, (Liq.: Merrill Lynch & Co., Inc.)		10,000,000	10,000,000
3.50%, 02/08/2007, (Insd. by FHLMC)		111,965,000	111,965,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
PFOTER:
Class A:
3.28%, VRDN, (Insd. by FHLMC)	$ 1,925,000	$ 1,925,000
3.33%, VRDN, (SPA: WestLB AG)	103,595,000	103,595,000
3.50%, 02/08/2007, (Liq.: Merrill Lynch & Co., Inc.)	58,150,000	58,150,000
Class B, 2.85%, 07/06/2006, (LOC: Lloyds TSB Group plc)	45,460,000	45,460,000
Class C, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	18,195,000	18,195,000
Class D, 3.10%, 09/28/2006, (Liq.: Merrill Lynch & Co., Inc.)	5,445,000	5,445,000
Class F, 3.28%, VRDN, (Insd. by FHLMC)	24,875,000	24,875,000
Class I, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	43,860,000	43,860,000
Pinellas Cnty., FL HFA PFOTER:
3.27%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,370,000	3,370,000
3.27%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	6,140,000	6,140,000
Pinellas Cnty., FL HFA SFHRB, 3.27%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,190,000	1,190,000
Reno Cnty., KS SFHRB, 3.25%, VRDN, (Liq.: Morgan Stanley)	3,395,000	3,395,000
Revenue Bond Cert. Ser. Trust:
Class B-1, 3.72%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,870,000	5,870,000
Ser. 2004-1, 3.63%, VRDN, (Gtd. by American Intl. Group, Inc.)	11,755,000	11,755,000
Ser. 2004-5, 3.72%, VRDN, (Gtd. by American Intl. Group, Inc.)	10,740,000	10,740,000
Ser. 2004-9, 3.72%, VRDN, (Gtd. by American Intl. Group, Inc.)	12,000,000	12,000,000
Ser. 2004-16, 3.72%, VRDN, (Gtd. by American Intl. Group, Inc.)	13,540,000	13,540,000
Ser. 2005-1, 3.72%, VRDN, (Gtd. by American Intl. Group, Inc.)	4,310,000	4,310,000
Ser. 2005-2, 3.72%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,808,000	5,808,000
Ser. 2005-5, 3.72%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,210,000	6,210,000
San Antonio, TX Hsg. Fin., PFOTER, 3.31%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,205,000	6,205,000
San Jose, CA MHRB, PFOTER, 3.28%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,805,000	2,805,000
Seattle, WA HFA RB, High Point Proj. Phase I, 3.28%, VRDN, (LOC: Bank of
America Corp.)	4,250,000	4,250,000
Simi Valley, CA MHRB PFOTER, 3.02%, VRDN, (Liq. by Merrill Lynch & Co.)	13,300,000	13,300,000
South Dakota HFA RB, PFOTER, 3.27%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	50,000	50,000
Southeast Texas Hsg. Fin. Corp. RB, 3.25%, VRDN, (Liq.: Morgan Stanley)	100,000	100,000
St. Anthony, MN MHRB, St. Anthony Leased, Ser. A, 3.28%, VRDN, (LOC: LaSalle
Bank NA)	5,000,000	5,000,000
Texas Dept. of Hsg. & Cmnty. Affairs MHRB, PFOTER, 3.31%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	8,445,000	8,445,000
Texas Panhandle Regl. HFA PFOTER, 3.31%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	2,365,000	2,365,000
Texas Student Hsg. Auth. RB, PFOTER, 3.27%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	4,255,000	4,255,000
Travis Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, 3.31%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	8,645,000	8,645,000
Travis Cnty., TX Strategic Hsg. Fin. Corp. RB, 4.09%, VRDN, (SPA: Societe
Generale)	19,400,000	19,400,000
Tulsa Cnty., OK HFA SFHRB, Ser. 1068, 3.25%, VRDN, (Liq.: Morgan Stanley &
XL Capital, Ltd.)	5,865,000	5,865,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Vail, CO MHRB, Middlecreek Vlg. Proj., Ser. A, 3.45%, VRDN, (LOC: California Bank
& Trust)	$ 9,750,000	$ 9,750,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 3.23%, VRDN, (SPA: Societe
Generale & Insd. by FSA)	15,210,000	15,210,000
Victory Street Pub. Facs. Corp., Texas RB, PFOTER, 3.31%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	7,295,000	7,295,000
Washington Cnty., MN Hsg. & Redev. Auth. MHRB, 3.26%, VRDN, (Insd. by
FHLMC)	10,200,000	10,200,000
Washington Hsg. Fin. Cmnwlth., SFHRB, Ser. T, 3.34%, VRDN, (LOC: Bank of
America Corp.)	4,190,000	4,190,000
Wisconsin Hsg. & EDA:
Ser. A:
3.08%, VRDN, (LOC: WestLB AG)	9,305,000	9,305,000
3.22%, VRDN, (SPA: Depfa Bank plc)	12,000,000	12,000,000
Ser. B, 3.24%, VRDN, (LOC: State Street Corp.)	11,895,000	11,895,000
Wisconsin Hsg. & EDA RB, Ser. A, 3.24%, VRDN, (Liq.: WestLB AG)	11,020,000	11,020,000
Wisconsin Hsg. EDRB, Ser. C, 3.08%, VRDN, (LOC: Lloyds TSB Group plc)	27,000,000	27,000,000

		2,596,823,628

INDUSTRIAL DEVELOPMENT REVENUE 6.7%
Adams Cnty., CO IDRB, Trustile Doors, Inc., Proj., Ser. 1999A, 3.35%, VRDN,
(LOC: KeyCorp)	2,995,000	2,995,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.21%, VRDN,
(LOC: PNC Finl. Svcs. Group, Inc.)	3,857,000	3,857,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 3.24%, VRDN, (LOC: Bank of
America Corp.)	4,255,000	4,255,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 3.40%, VRDN, (LOC: U.S.
Bancorp)	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., 3.32%, VRDN, (LOC: LaSalle Bank NA)	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 3.26%, VRDN, (LOC: Bank
of America Corp.)	2,400,000	2,400,000
Bayou La Batre, AL RB, Eclipse Hospitality, LLC Proj., 3.48%, VRDN, (LOC: First
Comml. Bank, Inc.)	1,850,000	1,850,000
Bessemer, AL IDRB, Carlton Investments, LLC Proj., 3.40%, VRDN, (LOC: AmSouth
Bancorp)	2,400,000	2,400,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 3.38%, VRDN, (LOC: U.S.
Bancorp)	2,600,000	2,600,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Waste Svcs. Proj., 3.24%, VRDN, (LOC: Bank
of America Corp.)	7,000,000	7,000,000
Bremen, IN IDRB:
Digger Specialities, Inc. Proj., 3.35%, VRDN, (LOC: KeyCorp)	1,500,000	1,500,000
Universal Bearings, Inc. Proj., 3.35%, VRDN, (LOC: KeyCorp)	2,845,000	2,845,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 3.30%, VRDN, (Liq.: JPMorgan
Chase & Co.)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 3.44%, VRDN, (LOC:
Associated Banc-Corp.)	1,450,000	1,450,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Brunswick & Glynn Cnty., GA EDA RB, Epworth by the Sea, Inc. Proj., 3.28%,
VRDN, (LOC: Columbus Bank & Trust Co.)	$ 5,200,000	$ 5,200,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., 3.37%, VRDN, (LOC: Marshall &
Isley Bank)	1,130,000	1,130,000
Calcasieu Parish, Inc., Louisiana Indl. Dev. Board Env. RB, Citgo Petroleum Proj.,
2.85%, VRDN, (SPA: Natexis Banque Populaire)	40,000,000	40,000,000
Centerra Metro. Dist., No. 1 RB, 3.21%, VRDN, (SPA: BNP Paribas SA)	11,000,000	11,000,000
Central Waco, TX Dev. Corp. RB, Enterprise Zone Proj., 3.28%, VRDN, (LOC: U.S.
Bancorp)	2,400,000	2,400,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 3.35%, VRDN, (LOC: KeyCorp)	1,100,000	1,100,000
Chattanooga, TN IDRB, Top Flight, Inc. Proj., 3.28%, VRDN, (LOC: Citizens Bank)	1,650,000	1,650,000
Chicago, IL Empowerment Zone RB, Hyde Park Coop. Society Proj., Ser. 1999,
3.16%, VRDN, (LOC: LaSalle Bank NA)	810,000	810,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 3.23%, VRDN, (LOC: LaSalle Bank NA)	1,565,000	1,565,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 3.38%, VRDN,
(LOC: Wells Fargo & Co.)	200,000	200,000
Colorado HFA IDRB, Worldwest, LLP Proj., 3.36%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Columbus, GA IDRB, Goldens Foundry Proj., 3.48%, VRDN, (LOC: Columbus Bank
& Trust Co.)	2,765,000	2,765,000
Conyers, GA IDRB, Handleman Co. Proj., 3.26%, VRDN, (LOC: Columbus Bank &
Trust Co.)	3,000,000	3,000,000
Covington, KY Indl. Bldg. RB, Esco Corp. Proj., 3.68%, VRDN, (LOC: Union Bank
of California)	5,325,000	5,325,000
Crawfordsville, IN EDRB, Natural Pork Production Proj., 3.44%, VRDN, (LOC:
KeyCorp)	6,000,000	6,000,000
De Pere, WI IDRB, Cleaning Sys., Inc., 3.11%, VRDN, (LOC: Marshall & Isley Bank)	2,125,000	2,125,000
Delaware Cnty., PA IDA Arpt. Facs., United Parcel Svcs., Inc. Proj., 2.85%, VRDN,
(Gtd. by United Parcel Services, Inc.)	7,000,000	7,000,000
Delaware EDA Solid Waste Disposal & Sewer Fac. RB, Ciba Specialty Chemical
Corp. Proj., Ser. A, 3.23%, VRDN, (Gtd. by Ciba Specialty Chemical Corp.)	15,000,000	15,000,000
Eau Claire Cnty., WI IDRB, Intek Plastics, Inc. Proj., 3.38%, VRDN, (LOC: U.S.
Bancorp)	2,695,000	2,695,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 3.28%, VRDN, (SPA: Societe
Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 3.49%, VRDN, (Coll.: Bay Hypo-Und
Vereinsbank AG)	3,180,000	3,180,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 3.16%, VRDN, (LOC: SunTrust Banks, Inc.)	1,415,000	1,415,000
Repco Equipment Leasing Proj., 3.16%, VRDN, (LOC: SunTrust Banks, Inc.)	900,000	900,000
Serigraphic Arts, Inc. Proj., 3.16%, VRDN, (LOC: SunTrust Banks, Inc.)	690,000	690,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 3.47%, VRDN,
(LOC: Associated Bank)	1,940,000	1,940,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.67%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	795,000	795,000
Franklin Cnty., TN IDRB, Franklin Industries Proj., 3.14%, VRDN, (LOC: Bank of
America Corp.)	560,000	560,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Fridley, MN RRB, Fridley Business Plaza Proj., 3.30%, VRDN, (LOC: Wells Fargo
& Co.)	$2,400,000	$ 2,400,000
Frisco City, AL IDA RB, Standard Furniture Manufacturing Proj., 3.31%, VRDN,
(LOC: AmSouth Bancorp)	1,375,000	1,375,000
Gary, IN EDRB, Grant Street Proj., 3.44%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 3.44%, VRDN, (LOC: Bank of
America Corp.)	3,630,000	3,630,000
Gulf Coast, TX Waste Disposal Auth. RB ExxonMobil Corp. Baytown Proj., 2.85%,
VRDN, (Gtd. by ExxonMobil Corp.)	25,000,000	25,000,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 3.29%, VRDN,
(LOC: BB&T Corp.)	5,765,000	5,765,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., 3.43%, VRDN, (LOC: First Comml.
Bank, Inc.)	730,000	730,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 3.40%, VRDN, (LOC: Wells Fargo &
Co.)	1,950,000	1,950,000
Hawaii Dept. Budget & Fin. Spl. Purpose RB, Palama Meat Co., 3.25%, VRDN,
(LOC.: Wells Fargo & Co.)	7,700,000	7,700,000
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., 3.32%, VRDN, (LOC:
Natl. City Corp.)	3,300,000	3,300,000
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 3.40%, VRDN, (LOC: Associated
Banc-Corp.)	4,500,000	4,500,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., 3.48%, VRDN, (LOC: First Comml.
Bank, Inc.)	1,515,000	1,515,000
Hutchinson Cnty., SD IDRB, Dakota Plains, LLC., 3.64%, VRDN, (LOC: SunTrust
Banks, Inc.)	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., 3.54%, VRDN, (LOC: BNP Paribas SA)	1,795,000	1,795,000
Kris & Dee Associates, Inc. Proj., 3.33%, VRDN, (LOC: LaSalle Bank NA)	870,000	870,000
Ser. A, 3.35%, VRDN, (LOC: LaSalle Bank NA)	1,655,000	1,655,000
Ser. B, 3.35%, VRDN, (LOC: LaSalle Bank NA)	1,545,000	1,545,000
Indiana Dev. Fin. Auth EDRB, Carr Metals Products Proj., 3.53%, VRDN, (LOC:
Bank One)	600,000	600,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 3.48%, VRDN, (LOC:
Bank One)	3,000,000	3,000,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 3.67%,
VRDN, (LOC: U.S. Bancorp)	1,900,000	1,900,000
Kansas City, MO IDRRB, Quarterage Hotel Proj., 3.43%, VRDN, (LOC: U.S.
Bancorp)	3,260,000	3,260,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 3.24%, VRDN, (LOC:
Wells Fargo & Co.)	5,685,000	5,685,000
Lexington, KY IDRB, Kirby Containers Proj., 3.40%, VRDN, (LOC: AmSouth
Bancorp)	1,600,000	1,600,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 3.44%, VRDN, (LOC: U.S.
Bancorp)	1,000,000	1,000,000
Liberty Cnty., GA IDRB, Muskin Leisure Products Proj., 3.28%, VRDN, (LOC:
Comerce de France)	3,165,000	3,165,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Lincoln Cnty., ID IDRB, Double A Dairy Proj., 3.44%, VRDN, (LOC: Bank of
America Corp.)	$2,000,000	$ 2,000,000
Lombard, IL IDRB, Tella Tool & Manufacturing Co. Proj., 3.29%, VRDN, (LOC:
American Natl. Bank & Trust)	300,000	300,000
Lorain Cnty., OH IDRB, Skill Tools Proj., 3.35%, VRDN, (LOC: KeyCorp)	3,755,000	3,755,000
Louisiana Local Govt. Env. Facs. CDA RB, Mid South Extrusion Proj., 3.43%, VRDN,
(LOC: Regions Finl. Corp.)	2,210,000	2,210,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 3.47%, VRDN, (Gtd. by
Honeywell Intl.)	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., 3.43%, VRDN, (LOC: Regions Finl.
Corp.)	2,765,000	2,765,000
Mandan, ND Muni. IDRRB, Cloverdale Foods Co. Proj., 3.40%, VRDN, (LOC: Bank
of North Dakota)	3,880,000	3,880,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 3.44%, VRDN, (LOC: Associated Banc-Corp.)	750,000	750,000
Manitowoc Tool & Machining Proj., 3.44%, VRDN, (LOC: Associated
Banc-Corp.)	1,500,000	1,500,000
Mankato, MN IDRB, Katolight Proj., 3.38%, VRDN, (LOC: U.S. Bancorp)	2,050,000	2,050,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 3.49%, VRDN, (Coll.: Bay
Hypo Und Vereinsbank AG)	2,690,000	2,690,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., 3.48%, VRDN, (LOC:
Bank One)	4,000,000	4,000,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 3.23%, VRDN, (LOC: U.S.
Bancorp)	2,055,000	2,055,000
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., 3.46%, VRDN, (Insd. by
Columbus Bank & Trust Co.)	2,970,000	2,970,000
Miami Cnty., IN IDRB, Prime Products, Inc. Proj., 3.38%, VRDN, (LOC: Bank One)	2,200,000	2,200,000
Miami-Dade Cnty., FL IDA RB:
Friends of Lubavitch Proj., 3.21%, VRDN, (LOC: Union Planters Bank)	8,000,000	8,000,000
Tarmac America Proj., 3.24%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., 3.24%, VRDN, (LOC: U.S.
Bancorp)	3,850,000	3,850,000
Milwaukee, WI Redev. Auth. RB, Ser. A, 3.11%, VRDN, (LOC: U.S. Bancorp)	2,720,000	2,720,000
Missouri IDRB, Quality Wood Products, Inc. Proj., Ser. A, 3.44%, VRDN, (SPA: BNP
Paribas SA)	1,645,000	1,645,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., 3.44%, VRDN, (LOC: Regions Finl.
Corp.)	3,080,000	3,080,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., 3.32%, VRDN,
(LOC: Natl. City Corp.)	3,250,000	3,250,000
Muscle Shoals, AL IDRB, Robbins, LLC Proj., Ser. A, 3.40%, VRDN, (LOC: AmSouth
Bancorp)	4,500,000	4,500,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC, 3.44%, VRDN, (SPA: BNP
Paribas SA)	3,230,000	3,230,000
New Hampshire Business Fin. Auth. IDRB, Monadock Econ. Dev. & Precitech
Proj., 3.35%, VRDN, (LOC: KeyCorp)	3,025,000	3,025,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., 3.32%, VRDN, (LOC:
Natl. City Corp.)	$ 2,905,000	$ 2,905,000
Oregon EDA RB, Behlen Manufacturing Co. Proj., 3.21%, VRDN, (LOC: LaSalle
Bank NA)	5,500,000	5,500,000
Oregon EDRB, Beef Northwest Feeders Proj., 3.44%, VRDN, (LOC: Bank of
America Corp.)	2,665,000	2,665,000
Osage City, KS IDRB, Norseman Plastics Proj., 3.38%, VRDN, (SPA: Bank of
Montreal)	3,200,000	3,200,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., 3.43%, VRDN, (LOC: Regions
Finl. Corp.)	1,295,000	1,295,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 3.28%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Pilchuck, WA Dev. Corp. IDRB, HCI Steel Proj., 3.35%, VRDN, (LOC: KeyCorp)	1,425,000	1,425,000
Port Bellingham, WA IDRB, Bakerview Proj., 3.35%, VRDN, (LOC: KeyCorp)	2,470,000	2,470,000
Port Corpus Christi, TX Indl. Dev. Corp. Facs. RB, Citgo Petroleum Corp. Proj.,
2.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,000,000	8,000,000
Rhode Island Indl. Facs. Corp. IDRB, Calise & Sons Bakery Proj., 3.05%, VRDN,
(LOC: Citizens Bank)	5,605,000	5,605,000
Salt Lake Cnty., UT PCRB, Station Holdings Proj., 2.78%, VRDN, (Gtd. by BP plc)	16,700,000	16,700,000
Sanford, ME RB, Toms of Maine Proj., 3.05%, VRDN, (LOC: Bank of America
Corp.)	4,510,000	4,510,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 3.11%, VRDN, (LOC: U.S.
Bancorp)	1,800,000	1,800,000
Simpson Cnty., KY IDRB, Harmon Motive Kentucky Proj., 3.32%, VRDN, (LOC:
Bank of America Corp.)	7,200,000	7,200,000
South Carolina Jobs EDA RB:
Mid-Atlantic Drainage Proj., 3.43%, VRDN, (LOC: Natl. Bank of South
Carolina)	1,675,000	1,675,000
Ortec, Inc. Proj., Ser. B, 3.29%, VRDN, (LOC: Bank of America Corp.)	2,300,000	2,300,000
St. Joseph, MO IDRB, Lifeline Foods, LLC Proj., 3.49%, VRDN, (Coll.: Bay Hypo-
Und Vereinsbank AG)	7,140,000	7,140,000
Summit Cnty., OH IDRB, SA Comunale Co. Proj., 3.32%, VRDN, (LOC: Natl. City
Corp)	2,760,000	2,760,000
Traill Cnty., ND Solid Waste American Crystal Sugar Co., 3.54%, VRDN, (SPA: BNP
Paribas SA)	3,580,000	3,580,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., 3.48%, VRDN, (LOC: AmSouth Bancorp)	375,000	375,000
Hardwear Corp. Proj., 3.48%, VRDN, (LOC: AmSouth Bancorp)	820,000	820,000
Nucor Corp. Proj., 3.09%, VRDN, (Gtd. by Nucor Corp.)	6,700,000	6,700,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 3.28%, VRDN, (LOC:
Bank of America Corp.)	9,000,000	9,000,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., 3.28%, VRDN, (LOC: AmSouth
Bancorp)	1,470,000	1,470,000
Valdez, AK Marine Terminal RB, Exxon Pipeline Co. Proj., 2.85%, VRDN, (Gtd. by
ExxonMobil Corp.)	20,900,000	20,900,000
Valdez, AK Marine Terminal RRB, Pipelines Inc. Proj., 2.78%, VRDN, (Gtd. by BP
plc)	25,000,000	25,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006		Principal
		Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Vermont EDA IDRB, Hazelett Strip Casting Proj., 3.35%, VRDN, (LOC: AmSouth
Bancorp)		$ 5,285,000	$ 5,285,000
Washington EDFA RB, Royal Ridge Fruit Proj., 3.44%, VRDN, (LOC: Bank of
America Corp.)		3,935,000	3,935,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., 2.92%, VRDN, (Gtd. by Dow
Chemical Co.)		10,200,000	10,200,000
West Bend, WI IDRB, 3.11%, VRDN, (LOC: U.S. Bancorp)		1,280,000	1,280,000
Westfield, IN EDRB, P.L. Porter Proj., 4.38%, VRDN, (LOC: Comerica Bank)		2,500,000	2,500,000
Wilson Cnty., TN IDRB, John Deal Coatings, Inc. Proj., 3.45%, VRDN, (LOC:
AmSouth Bancorp)		1,000,000	1,000,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 3.49%, VRDN, (LOC: Northern Trust
Corp.)		1,000,000	1,000,000
Winslow, ME RB, Maine Biological Labs Proj., 3.35%, VRDN, (LOC: KeyCorp)		2,760,000	2,760,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., 3.34%, VRDN, (LOC: Bank of the West)		620,000	620,000
Michelsen Packaging Co. Proj., 3.29%, VRDN, (LOC: Bank of America Corp.)		1,200,000	1,200,000

			512,427,000

LEASE 1.8%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 3.48%, VRDN,
(LOC: LaSalle Bank NA) 144A		43,509,024	43,509,024
Charlotte, NC Facs. COP, Ser. F, 3.19%, VRDN, (SPA: Bank of America Corp.)		10,280,000	10,280,000
Clark Cnty., IN Jail Holding Corp. RB, ROC, 3.22%, VRDN, (Liq.: Citigroup, Inc.)		5,495,000	5,495,000
Collier Cnty., FL Sch. Board COP, 2.85%, 06/22/2006, (Liq.: Merrill Lynch & Co.,
Inc. & Insd. by FSA)		17,290,000	17,290,000
Colorado Regional Trans. Dist. ROC RR II R 2206, 3.22%, VRDN, (Liq.: Citigroup,
Inc. & Insd. by AMBAC)		7,420,000	7,420,000
Denver, CO City & Cnty. COP, 3.22%, VRDN, (Liq.: Citigroup, Inc.)		5,910,000	5,910,000
Kansas City, MO Muni. Assist. Corp. RB PFOTER, 3.26%, VRDN, (Liq.: Merrill Lynch
& Co., Inc. & Insd. by AMBAC)		3,800,000	3,800,000
MBIA Capital	Corp. Grantor Trust Lease PFOTER, 3.28%, VRDN, (SPA: Landesbank
Hessen)		14,795,000	14,795,000
New Jersey PFOTER, 2.85%, 06/22/2006, (Liq.: Merrill Lynch & Co., Inc.)		4,995,000	4,995,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.23%, VRDN, (Liq.: Morgan
Stanley)		4,100,000	4,100,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, Ser. 1257, 3.27%, VRDN, (Insd. by FSA)		3,225,000	3,225,000
Pitney Bowes Credit Corp. Leasetops RB, Ser. 2002-1, 3.38%, VRDN, (Gtd. by
Pitney Bowes Credit Corp. & Insd. by AMBAC)		2,290,441	2,290,441
Rhode Island & Providence Plantations COP, Ser. 978, 3.22%, VRDN, (Liq.:
JPMorgan Chase & Co. & Insd. by MBIA)		7,855,000	7,855,000
St. Lucie Cnty., FL Sch. Board RB, 3.21%, VRDN, (LOC: Bank of New York Co.)		1,796,500	1,796,500
University of Arizona COP ROC RR II R 243, 3.22%, VRDN, (LOC: Citibank, NA &
Insd. by AMBAC)		4,015,000	4,015,000

			136,775,965

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 6.5%
Bad River Band Lake Superior, Wisconsin RB, Native Lands Acquisitions Proj.,
3.24%, VRDN, (LOC: Associated Banc-Corp.)	$ 4,770,000	$ 4,770,000
Clarksville, TN Pub. Bldg. Auth. RB, 2.87%, VRDN, (LOC: Bank of America Corp.)	14,920,000	14,920,000
Colorado E-470 Pub. Hwy. Auth. RB, Ser. 997, 3.25%, VRDN, (Liq.: Morgan Stanley
& Insd. by AMBAC)	4,685,000	4,685,000
Cumberland Cnty., TN IDRB, Fairfield Glade Cmnty. Club, 3.34%, VRDN, (LOC:
AmSouth Bancorp)	6,125,000	6,125,000
Florida Correctional Facs. ROC, 3.22%, VRDN, (LOC: Citibank, NA)	3,045,000	3,045,000
Florida State Dept. Mgmt. Facs. RB, 3.22%, VRDN, (Liq.: Merrill Lynch & Co, Inc.)	2,985,000	2,985,000
Fort McDowell, AZ Yavapai Nation Eagle Trust, Class A, 3.38%, VRDN, (Liq.:
Citigroup, Inc.)	34,175,000	34,175,003
Indiana Bond Bank RB, 3.22%, VRDN, (Insd. by MBIA)	2,420,000	2,420,000
Issaquah, WA Cmnty. Properties, Ser. A, 3.21%, VRDN, (LOC: Bank of America
Corp.)	10,150,000	10,150,000
Las Vegas, NV EDRB, Andre Agassi Foundation Proj., 3.17%, VRDN, (LOC: Bank of
New York Co.)	9,500,000	9,500,000
Louisiana Env. Facs. RB, 3.20%, VRDN, (LOC: Regions Finl. Corp.)	16,000,000	16,000,000
Lower Colorado River Auth., Texas ROC, 3.22%, VRDN, (LOC: Citibank, NA)	2,985,000	2,985,000
Metropolitan Govt. Nashville, TN IDRB, American Cancer Society, 3.34%, VRDN,
(LOC: AmSouth Bancorp)	750,000	750,000
Miami Dade Cnty., FL TOC, Ser. Z-9, 3.25%, VRDN, (Gtd. by Goldman Sachs Group,
Inc. & Insd. by MBIA)	960,000	960,000
Michigan Strategic Fund, Dow Chemical Co., Ser. 2003A-1, 3.20%, VRDN, (Gtd.
by Dow Chemical Co.)	8,000,000	8,000,000
Montgomery Cnty., TN Pub. Bldg. Auth., 2.87%, VRDN, (LOC: Bank of America
Corp.)	12,500,000	12,500,000
Municipal Securities Pool Trust Receipts, 3.33%, VRDN, (SPA: Societe Generale &
Insd. by MBIA)	40,525,000	40,525,000
New Orleans, LA RB, Canal Street Proj., 3.68%, VRDN, (LOC: Hibernia Natl.
Bank)	11,145,000	11,145,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj.:
3.45%, 06/01/2006, (Gtd. by ConocoPhillips)	10,000,000	10,000,000
Ser. B, 3.17%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Orange Cnty., FL IDRB, Christian Prison Ministry, 3.19%, VRDN, (LOC: Bank of
America Corp.)	12,565,000	12,565,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 3.41%, VRDN,
(Gtd. by Sunoco, Inc.)	11,000,000	11,000,000
PFOTER, Ser. A:
3.33%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	15,030,000	15,030,000
3.33%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	12,520,000	12,520,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj.,
3.20%, VRDN, (Gtd. by Motiva Enterprises, LLC)	33,525,000	33,525,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., Ser. B, 3.11%,
VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources:
3.31%, VRDN, (Gtd. by Flint Resources)	$11,000,000	$ 11,000,000
Ser. A:
3.31%, VRDN, (Gtd. by Flint Resources)	9,000,000	9,000,000
3.34%, VRDN, (Gtd. by Flint Resources)	25,000,000	25,000,000
Ser. B, 3.26%, VRDN, (Gtd. by Flint Resources)	11,700,000	11,700,000
Puerto Rico Govt. Dev. Bank Credit Enhanced CR, 3.25%, 07/24/2006	20,000,000	20,000,000
Richmond, VA IDA, Cogentrix of Richmond, Ser. B, 2.95%, VRDN, (SPA: BNP
Paribas)	16,200,000	16,200,000
Rutherford Cnty., TN IDRB, Farmers Coop. Proj. , Ser. C, 3.48%, VRDN, (LOC:
AmSouth Bancorp)	1,230,000	1,230,000
St. Charles Parish, LA PRCB, Shell Oil Co. Norco Proj., 2.90%, VRDN, (Gtd. by
Shell Oil Co.)	34,625,000	34,625,000
Valdez, AK Marine Terminal RB, ConocoPhillips Proj., 3.00%, 06/01/2006, (Gtd. by
ConocoPhillips)	28,500,000	28,500,000
Virginia Pub. Bldg. Auth. ROC, 3.22%, VRDN, (LOC: Citibank, NA)	6,725,000	6,725,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
2.92%, VRDN, (Gtd. by Dow Chemical Co.)	8,050,000	8,050,000
Ser. 1995, 2.92%, VRDN, (Gtd. by Dow Chemical Co.)	12,400,000	12,400,000
West Side Calhoun Cnty., TX RB, BP Amoco Chemical Co. Proj., 2.82%, VRDN,
(Gtd. by BP Amoco plc)	20,900,000	20,900,000

		496,810,003

PORT AUTHORITY 0.6%
Chicago, IL IDRB, Federal Marine Terminal Proj., 3.35%, VRDN, (LOC: LaSalle
Bank NA)	4,200,000	4,200,000
Lake Charles, LA Harbor & Term. Dist. RB, 3.75%, VRDN, (LOC: Hibernia Natl.
Bank)	16,250,000	16,250,000
Massachusetts Port Auth. RB:
3.10%, VRDN, (Insd. by WestLB AG)	5,000,000	5,000,000
PFOTER:
3.27%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,220,000	16,220,000
3.30%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,820,000	5,820,000
Port Seattle, WA RB, ROC, 3.27%, VRDN, (LOC: Citibank, NA & Insd. by FGIC)	990,000	990,000

		48,480,000

PUBLIC FACILITIES 0.8%
Louisiana Pub. Facs. Auth. RB, Tiger Athletic Foundation Proj., 3.21%, VRDN,
(LOC: Hibernia Natl. Bank)	47,090,000	47,090,000
San Antonio, TX Convention Ctr. Hotel Fin. Corp. ROC RR II R 363, 3.26%, VRDN,
(LOC: Citibank, NA & Insd. by AMBAC)	7,995,000	7,995,000
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER, 3.23%, VRDN, (Liq.:
Merrill Lynch & Co., Inc. & Insd. by AMBAC)	3,455,000	3,455,000

		58,540,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 0.5%
Ladysmith, WI Solid Waste Disposal Facs. RB, Cityforest Corp. Proj., Ser. 1998,
3.24%, VRDN, (LOC: Union Bank of California)	$20,175,000	$ 20,175,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj.:
3.69%, VRDN, (LOC: Bank One)	8,600,000	8,600,000
3.69%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000
Texas Regl. Dev. Corp. RB, Recycle to Conserve Proj., 4.27%, VRDN, (LOC: Bank of
America Corp.)	4,750,000	4,750,000

		38,525,000

SOLID WASTE 0.4%
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 4.43%, VRDN, (LOC:
Compass Bancshares, Inc.)	7,680,000	7,680,000
Gilliam Cnty., OR Solid Waste Disposal RB, 3.625%, 05/01/2006	10,000,000	10,000,000
Gulf Coast Waste Disposal Auth. of Texas RB, Waste Mgmt. of Texas, Ser. A,
3.625%, 05/01/2006	7,000,000	7,000,000
Hammond, IN Sewer & Solid Waste RRB Cargill, Inc. Proj., 3.07%, VRDN, (Gtd. by
Cargill, Inc.)	6,500,000	6,500,000

		31,180,000

SPECIAL TAX 4.6%
ABN AMRO Munitops COP, Ser. 2002-24, 3.20%, VRDN, (LOC: ABN AMRO
Bank)	19,400,000	19,400,000
California Econ. Recovery RB:
Ser. C-8, 2.77%, VRDN, (LOC: Lloyds TSB Bank plc)	37,000,000	37,000,000
Ser. C-11, 2.93%, VRDN, (SPA: BNP Paribas)	6,770,000	6,770,000
California Public Works RB, 3.22%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	27,945,000	27,945,000
Carmel Clay, IN Sch. TAN, 4.50%, 12/29/2006	15,950,000	16,078,009
Chicago, IL GO, Lakefront Millenium, Ser. 322, 3.23%, VRDN, (Liq.: Morgan
Stanley)	1,770,000	1,770,000
Clipper Tax-Exempt Cert. Trust, Ser. 2005 27, 3.22%, VRDN, (LOC: State Street
Corp. & Insd. by FSA)	11,120,000	11,120,000
Collier Cnty., FL Gas Tax RB, PFOTER, 3.22%, VRDN, (LOC: AMBAC & Liq.: Merrill
Lynch & Co., Inc.)	2,965,000	2,965,000
Denver, CO Urban Renewal Tax RB:
3.10%, VRDN, (LOC: Zions Bancorp)	3,860,000	3,860,000
3.20%, VRDN, (LOC: Zions Bancorp)	2,025,000	2,025,000
3.27%, VRDN, (LOC: Lloyds TSB Group plc)	12,500,000	12,500,000
Florida Board of Ed. ROC, Ser. 2003-4521, 3.22%, VRDN, (Liq.: Citigroup, Inc. &
Insd. by FGIC)	2,475,000	2,475,000
Hendricks Cnty., IN RB, Heartland Crossing Proj., Ser. A, 3.35%, VRDN, (LOC:
Huntington Natl. Bank)	3,495,000	3,495,000
Houston, TX Hotel Occupancy Tax & Spl. RB, PFOTER, 3.26%, VRDN, (Liq.: Merrill
Lynch & Co., Inc. & Insd. by FGIC)	8,810,000	8,810,000
Metropolitan Pier & Exposition Auth., Illinois Eagle Trust Cert., Class A, 3.22%,
VRDN, (Liq: Citigroup, Inc.)	3,400,000	3,400,000
Metropolitan Pier & Exposition Auth., Illinois MTC, Ser. 2005-221, Class A, 3.29%,
VRDN, (Insd. by MBIA & Bear Stearns Cos.)	17,365,000	17,365,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Metropolitan Pier & Exposition Auth., Illinois PFOTER, 3.26%, VRDN, (Liq.: Merrill
Lynch & Co., Inc. & Insd. by MBIA)	$16,105,000	$ 16,105,000
Metropolitan Pier & Exposition Auth., Illinois RB:
3.22%, VRDN, (LOC: Citibank, NA)	6,000,000	6,000,000
Ser. 45, 3.26%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	6,340,000	6,340,000
Ser. Z8, 3.10%, VRDN, (Liq.: Goldman Sachs Group)	6,240,000	6,240,000
TOC, Ser. Z5, 3.25%, VRDN, (Gtd. by Goldman Sachs Group, Inc. & Insd. by
MBIA)	18,005,000	18,005,000
Miami Dade Cnty., FL TOC, Ser. Z-12, 3.25%, VRDN, (Liq.: Goldman Sachs
Group, Inc.)	3,530,000	3,530,000
New Jersey EDA RRB, 3.21%, VRDN, (Liq.: Dexia Credit Local & Insd. by AMBAC)	15,000	15,000
New York, NY RB PFOTER, 2.85%, 07/06/2006, (Liq.: Merrill Lynch & Co., Inc.)	5,485,000	5,485,000
New York, NY TFA RB:
3.21%, VRDN, (Insd. by AMBAC)	10,025,000	10,025,000
New York City Recovery Proj., Ser. 3, 2.99%, VRDN, (SPA: NY Common
Retirement Fund)	14,275,000	14,275,000
Ser. 3, 2.84%, VRDN, (SPA: Landesbank Baden)	32,400,000	32,400,000
Ser. 362, 3.21%, VRDN, (Liq.: Morgan Stanley)	2,500,000	2,500,000
Ser. C, 2.87%, VRDN, (SPA: Bayerische Landesbank)	30,825,000	30,825,000
Palm Beach Cnty., FL Pub. Impt. PFOTER, 3.22%, VRDN, (Liq.: Merrill Lynch &
Co.)	9,465,000	9,465,000
Phoenix, AZ Civic Impt. Corp. TOC, Ser. Z-11, 3.25%, VRDN, (Liq.: Goldman Sachs
Group, Inc.)	17,175,000	17,175,000

		355,363,009

STUDENT LOAN 0.2%
North Carolina Ed. Assistance Auth. Student Loan RB, Ser. A-1, 3.22%, VRDN,
(LOC: AMBAC & Royal Bank of Canada)	15,000,000	15,000,000

TOBACCO REVENUE 1.6%
Badger Tobacco Asset Security Corp. RB, PFOTER, 3.27%, VRDN, (LOC: Lloyds TSB
Group plc)	14,905,000	14,905,000
Golden State Tobacco Securitization Corp. RB, ROC, 3.23%, VRDN, (LOC: Citibank,
NA & Liq.: Citigroup, Inc.)	16,500,000	16,500,000
Golden State Tobacco Securitization Corp.:
PFOTER, 3.21%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,875,000	6,875,000
Ser. 231, 3.15%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by AMBAC)	11,755,000	11,755,000
Municipal Securities Trust Cert., Ser. 5001, Class A, 3.15%, VRDN, (LOC: Branch
Banking & Trust & Insd. by AMBAC)	6,510,000	6,510,000
New York Tobacco Trust RB:
3.26%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,960,000	2,960,000
PFOTER, 3.26%, VRDN, (LOC: WestLB AG)	6,490,000	6,490,000
Tobacco Settlement Auth. of Iowa ROC RR II R 456, 3.24%, VRDN, (Liq.:
Citigroup, Inc. & LOC: Citibank, NA)	8,710,000	8,710,000
Tobacco Settlement Fin. Corp. of Louisiana RB, PFOTER, 3.30%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	11,740,000	11,740,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE continued
Tobacco Settlement Fin. Corp. of New Jersey RB, PFOTER, 3.26%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	$ 7,475,000	$ 7,475,000
Tobacco Settlement Fin. Corp. of New York RB, PFOTER:
3.21%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	10,405,000	10,405,000
3.21%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	10,000,000	10,000,000
Tobacco Settlement Fin. Corp. of Virgina, PFOTER, 3.26%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	6,250,000	6,250,000

		120,575,000

TRANSPORTATION 2.6%
Central Puget Sound Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 3.22%,
VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,730,000	2,730,000
Dallas, TX Rapid Trans. ROC, 3.22%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,790,000	2,790,000
E 470 Pub. Highway, Colorado Auth. RB, PFOTER, 3.26%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	570,000	570,000
Foothill/Eastern Trans. Corridor Agcy., California Toll Road RB, 3.24%, VRDN,
(Liq.: Merrill Lynch & Co., Inc.)	305,000	305,000
Harris Cnty., TX RB, Toll Road Proj., 3.22%, VRDN, (SPA: Societe Generale)	5,980,000	5,980,000
Illinois Toll Hwy. Auth. RB, Ser. 1014, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co.
& Insd. by FSA)	6,965,000	6,965,000
Lee Cnty., FL Trans. Facs. RB, PFOTER, 3.22%, VRDN, (Liq.: Citigroup, Inc.)	2,200,000	2,200,000
Metropolitan Trans. Auth. NY RRB, Ser. G-2, 3.12%, VRDN, (Insd. by AMBAC)	10,675,000	10,675,000
Municipal Securities Pool Trust Receipt, 3.33%, VRDN, (SPA: Societe Generale)	11,275,000	11,275,000
New Jersey Turnpike Auth. RB:
3.05%, VRDN, (LOC: WestLB AG)	25,000,000	25,000,000
3.21%, VRDN, (Insd. by FSA & Merrill Lynch & Co., Inc.)	5,255,000	5,255,000
New Mexico Finl. Auth. Trans. RB, Ser. 435, 3.22%, VRDN, (Liq.: JPMorgan Chase
& Co. & Insd. by MBIA)	9,950,000	9,950,000
New York Thruway Auth. Gen. RB, MSTR, 3.00%, VRDN, (SPA: Societe Generale)	24,825,000	24,825,000
New York Thruway Auth. RB, MSTR, 3.11%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,200,000	7,200,000
North Texas Tollway Auth. Dallas North Tollway Sys. RB, Ser. C, 3.05%, VRDN,
(SPA: Depfa Bank plc)	20,000,000	20,000,000
Regional Trans. Auth. Illinois RB:
Eagle-720050028, Class A, 3.22%, VRDN, (LOC: Citibank, NA & Insd. by
FSA)	2,895,000	2,895,000
Ser. 2003, 3.22%, VRDN, (Liq.: BNP Paribas SA & Insd. by FGIC)	10,000	10,000
San Francisco Bay Area Toll Auth., 3.13%, VRDN, (LOC:Citibank, NA)	27,700,000	27,700,000
South Carolina Trans. Infrastructure RB, 3.22%, VRDN, (Liq.: Morgan Stanley
& Insd. by AMBAC)	2,585,000	2,585,000
Texas Turnpike Auth. RB:
3.15%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by AMBAC)	21,515,000	21,515,000
3.26%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	5,290,000	5,290,000

		195,715,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 8.0%
American Pub. Energy Agcy. Nebraska Gas National Pub. RB, 3.15%, VRDN,
(SPA: Societe Generale)	$ 9,527,000	$ 9,527,000
California PCRRB, Pacific Gas and Elec. Proj., Ser. 96-C, 2.77%, VRDN, (LOC:
Bank One)	55,540,000	55,540,000
Campbell Cnty., WY IDRB, Two Elk Power Generation Proj.:
3.55%, 11/30/2006, (Liq.: Citigroup, Inc.)	44,000,000	44,000,000
3.55%, 11/30/2006, (SPA: Royal Bank of Canada)	20,000,000	20,000,000
Carlton, WI PCRB, Wisconsin Power & Light Co. Proj., 3.18%, VRDN, (Gtd. by
Wisconsin Power & Light Co.)	1,500,000	1,500,000
Carroll Cnty., KY Solid Waste Disposal Facs. RB, Kentucky Util. Co. Proj., 2.90%,
VRDN, (Gtd. by Kentucky Util. Co.)	45,100,000	45,100,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 3.10%, VRDN, (Gtd. by
Arizona Pub. Svc. Co.)	25,710,000	25,710,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.09%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	16,500,000	16,500,000
Denton, TX Util. Sys. RB, ROC, 3.22%, VRDN, (Liq.: Citigroup, Inc.)	5,850,000	5,850,000
Gainesville, FL Util. Sys. RB, Ser C, 2.83%, VRDN, (LOC: Suntrust Banks, Inc.)	12,435,000	12,435,000
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining, Ser. A, 2.85%, VRDN,
(Gtd. by Deer Park Refining)	15,000,000	15,000,000
Hawaii Dept. of Budget Fin. RB, Hawaii Gas Proj., 3.07%, VRDN	17,593,000	17,593,000
Houston, TX Util. Sys. RB:
ROC RR II R 2132, 3.22%, VRDN, (Liq.: Citigroup, Inc.)	5,880,000	5,880,000
ROC RR II R 6017, 3.22%, VRDN, (LOC: Citibank, NA)	10,255,000	10,255,000
Lafayette, LA Util. Revenue ROC, 3.22%, VRDN, (LOC: Citibank, NA & Insd. by
MBIA)	10,735,000	10,735,000
Laramie, Cnty., WY IDA RB, Cheyenne Light & Power Co., 3.16%, VRDN, (Liq.:
Wells Fargo & Co.)	5,000,000	5,000,000
Lower Colorado River, TX Auth. RB, ROC RR II R 4530, 3.22%, VRDN, (Liq.:
Citigroup, Inc.)	3,755,000	3,755,000
Lower Colorado River, TX Auth. Transmission Contract RB, Ser. 623, 3.22%, VRDN,
(Liq.: JPMorgan Chase & Co.)	1,990,000	1,990,000
McAlester, OK Pub. Works Auth. Util. RB MSTR, Ser. 9014, 3.08%, VRDN, (Liq.:
Bear Stearns Cos. & Insd. by FSA)	11,585,000	11,585,000
Mesa, AZ Util. Sys. RB, Ser. 960, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co. &
Insd. by FSA)	5,195,000	5,195,000
Michigan Strategic Obl. ROC, 3.23%, VRDN, (LIq.: XL Capital, Ltd. & Citibank,
NA)	3,525,000	3,525,000
Milwaukee, WI IDRRB, Wisconsin Elec. Power Co. Proj., 3.35%, VRDN, (Gtd. by
Wisconsin Elec. Power Co.)	2,000,000	2,000,000
Mississippi Dev. Bank Special Obl. RB, Gas Auth., Natl. Gas Proj., 3.15%, VRDN,
(SPA: Societe Generale)	155,363,000	155,363,000
Mobile, AL Indl. Dev. Board RB, Alabama Power Co. Barry Plant Proj., Ser. B,
2.86%, VRDN, (Gtd. by Alabama Power Co.)	6,100,000	6,100,000
Nebraska American Pub. Energy Agcy. RB, Ser. A, 3.15%, VRDN, (SPA: Societe
Generale)	36,700,000	36,700,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Nebraska Pub. Power Dist. RB, 3.22%, VRDN, (LOC: Citibank, NA)	$13,865,000	$ 13,865,000
North Carolina Eastern Muni. Power Agcy. Auth. PFOTER, 3.21%, VRDN, (Liq.:
Morgan Stanley)	4,346,500	4,346,500
Northern California Pub. Power Agcy. RB, MSTR, Ser. 35A, 3.11%, VRDN, (LOC:
JPMorgan Chase & Co. & Insd. by MBIA)	3,700,000	3,700,000
Ohio Water Dev. Auth. PCRB, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,555,000	4,555,000
Port Morrow, OR PCRRB, Idaho Power Co. Proj., 3.32%, VRDN, (Gtd. by Idaho
Power. Co.)	4,360,000	4,360,000
Port St. Lucie, FL Util. Sys. RRB, Ser. A, 3.03%, VRDN, (SPA: RBC Centura
Banks, Inc.)	5,145,000	5,145,000
Richmond, VA IDA RB, Cogentrix of Richmond Proj., Ser. A, 2.95%, VRDN, (LOC:
BNP Paribas SA)	3,900,000	3,900,000
Seattle, WA Seattle Light & Power:
3.20%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,800,000	1,800,000
3.37%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,075,000	8,075,000
Sheboygan, WI PCRB, Wisconsin Power & Light Proj., 3.30%, VRDN, (Gtd. by
Wisconsin Power & Light)	1,000,000	1,000,000
South Carolina Pub. Svc. Auth. RB, Class A, 3.22%, VRDN, (LOC: Citibank, NA &
Insd. by FGIC)	10,485,000	10,485,000
Springfield, IL Elec. RB, Ser. 2002A, 3.24%, VRDN, (LOC: Bank of New York Co.
& Insd. by MBIA) 144A	6,689,500	6,689,500
Wisconsin Pub. Pwr. Inc. Sys., 3.25%, VRDN, (LOC: AMBAC)	10,400,000	10,400,000
Wyandotte Cnty., KS Govt. Util. Sys. RB:
Class A, 3.22%, VRDN, (LOC: Citibank, NA)	5,000,000	5,000,000
Ser. 595, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,700,000	1,700,000

		611,859,000

WATER & SEWER 4.0%
Atlanta, GA Water & Wastewater RB:
3.22%, VRDN, (LOC: Citibank, NA)	4,900,000	4,900,000
ROC, 3.22%, VRDN, (Liq.: Citigroup, Inc. & Insd. by FSA)	3,815,000	3,815,000
Birmingham, AL Water & Sewer, Class A, 3.22%, VRDN, (Liq.: Citibank, NA &
Insd. by MBIA)	9,870,000	9,870,000
California State Dept. of Water Resources Power Supply RB, Ser. C-10, 3.01%,
VRDN, (SPA:Landesbank Hessen)	20,450,000	20,450,000
Central Brown Cnty., WI Water Auth. RB, ROC RR II R 2211, 3.22%, VRDN, (Liq.:
Citigroup, Inc. & Insd. by AMBAC)	12,805,000	12,805,000
Des Moines, IA Metro. Wastewater Reclamation Auth. Sewer RB, 3.22%, VRDN,
(Liq.: JPMorgan Chase & Co.)	2,390,000	2,390,000
Detroit, MI Sewage Disposal RB, 3.22%, VRDN, (SPA: Societe Generale)	7,000,000	7,000,000
Florida Util. Auth. RB, Ser. 327, 3.23%, VRDN, (Liq.: Morgan Stanley)	11,300,000	11,300,000
Fort Worth, TX Water & Sewer RB, Ser. 677, 3.22%, VRDN, (Liq.: JPMorgan Chase
& Co. & Insd. by FSA)	2,950,000	2,950,000
Fulton Cnty., GA Water & Sewer ROC, 3.22%, VRDN, (Liq.: Citigroup, Inc.)	4,750,000	4,750,000
Gwinnett Cnty., GA Water & Sewer Auth. RB, 3.22%, VRDN, (Liq.: Citigroup, Inc.)	16,325,000	16,325,000
Honolulu, HI City & Cnty. Wastewater Sys. RB, Floating Rate Trust Cert., Ser. 400,
3.23%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	5,542,500	5,542,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Houston, TX Util. Sys. RB:
Ser. 527, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	$ 5,640,000	$ 5,640,000
Ser. 685, 3.22%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by MBIA)	5,315,000	5,315,000
Houston, TX Water & Sewer Sys. RB, 3.26%, VRDN, (SPA: Merrill Lynch & Co., Inc.
& Insd. by FSA)	2,500,000	2,500,000
Indianapolis, IN LOC Pub. Impt. Waterworks Proj.:
Ser. G-1, 3.18%, VRDN, (SPA: Depfa Bank plc)	35,000,000	35,000,000
Ser. G-2, 3.18%, VRDN, (SPA: Depfa Bank plc)	34,000,000	34,000,000
Loudoun Cnty., VA Sanitation Auth. Water & Sewer RB, ROC, 3.22%, VRDN,
(LOC: Citibank, NA)	2,260,000	2,260,000
Montgomery Cnty., TX Muni. Util. RB, 3.22%, VRDN, (Liq.: JPMorgan Chase &
Co.)	3,190,000	3,190,000
New York, NY City Muni. Water Fin. Auth. Water & Sewer Sys. RB, Ser. F,
2.88%, VRDN	60,065,000	60,065,000
New York, NY City Muni. Water Fin. Auth. Water & Sewer Sys. ROC RR II R 4061,
3.22%, VRDN, (Liq.: Citigroup, Inc.)	5,230,000	5,230,000
New York, NY City Muni. Water Fin. Auth. Water & Sewer Sys. RRB, 2.82%,
VRDN, (Liq.: Dexia Credit Local)	17,075,000	17,075,000
San Antonio, TX Water & Sewer Eagle Trust Cert., Ser. 964306, Class A, 3.22%,
VRDN, (LOC: Citibank, NA & Insd. by MBIA)	14,925,000	14,925,000
Santa Rosa, CA Wastewater RB PFOTER, 3.28%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	3,040,000	3,040,000
Tri-County, Indiana RB, Ser. D, 3.35%, VRDN, (LOC: Huntington Natl. Bank)	5,045,000	5,045,000
Washington, MD Suburban Sanitation Dist. BAN, Ser. A, 2.97%, VRDN, (SPA:
Landesbank Hessen)	7,300,000	7,300,000
Western Carolina, South Carolina Sewer Auth. RB, Ser. 678, 3.22%, VRDN, (Liq.:
JPMorgan Chase & Co. & Insd. by FSA)	5,235,000	5,235,000

		307,917,500

Total Municipal Obligations (cost $7,672,150,696)		7,672,150,696

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund (cost $500,000)	500,000	500,000

Total Investments (cost $7,686,825,696) 100.2%		7,686,825,696
Other Assets and Liabilities (0.2)%		(12,049,634)

Net Assets 100.0%		$ 7,674,776,062

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer.Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2006.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

144A Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
CDA	Community Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MHRB	Multifamily Housing Revenue Bond
CR	Custodial Receipts	MHRRB	Multifamily Housing Refunding Revenue Bond
EDA	Economic Development Authority	MSTR	Municipal Securities Trust Receipt
EDFA	Economic Development Finance Authority	MTC	Municipal Trust Certificates
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRRB	Pollution Control Refunding Revenue Bond
FHA	Federal Housing Authority	PFOTER	Putable Floating Option Tax Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	PSF	Permanent School Fund
FNMA	Federal National Mortgage Association	RAN	Revenue Anticipation Note
FRN	Floating Rate Note	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	ROC	Reset Option Certificate
GNMA	Government National Mortgage Association	RRB	Refunding Revenue Bond
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HFA	Housing Finance Authority	SPA	Securities Purchase Agreement
IDA	Industrial Development Authority	TAN	Tax Anticipation Note
IDRB	Industrial Development Revenue Bond	TFA	Transitional Finance Authority
IDRRB	Industrial Development Refunding Revenue Bond	TOC	Tender Option Certificate

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006

The following table shows the percent of total investments by geographic location as of February 28, 2006 (unaudited):

Texas	8.8%	Washington	0.9%
California	6.9%	Kansas	0.9%
Illinois	4.8%	Hawaii	0.7%
New York	4.8%	Arkansas	0.7%
Louisiana	3.8%	New Jersey	0.7%
Indiana	3.3%	Utah	0.7%
Florida	3.3%	New Mexico	0.6%
Wisconsin	3.1%	New Hampshire	0.6%
Massachusetts	3.0%	Rhode Island	0.6%
Mississippi	2.4%	North Carolina	0.5%
Colorado	2.4%	Minnesota	0.5%
Georgia	2.1%	Idaho	0.5%
Connecticut	2.0%	Delaware	0.4%
Pennsylvania	2.0%	Oklahoma	0.4%
Alaska	1.8%	South Carolina	0.4%
Michigan	1.6%	Maryland	0.4%
Ohio	1.5%	Oregon	0.3%
Tennessee	1.3%	Iowa	0.3%
Nebraska	1.2%	Puerto Rico	0.3%
Alabama	1.2%	Nevada	0.3%
Arizona	1.1%	Vermont	0.2%
Kentucky	1.0%	Maine	0.2%
Wyoming	0.9%	North Dakota	0.1%
Virginia	0.9%	Non-state specific	21.8%
Missouri	0.9%
District of Columbia	0.9%		100.0%

The following table shows the percent of total investments by credit quality as of February 28, 2006 (unaudited):

Tier 1	97.3%
Tier 2	2.4%
NR	0.3%

100.0%

The following table shows the percent of total investments by maturity as of February 28, 2006 (unaudited):

1 day	0.3%
2-7 days	85.6%
8-60 days	4.0%
61-120 days	1.8%
121-240 days	2.5%
241 + days	5.8%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006

Assets
Investments at amortized cost	$ 7,686,825,696
Cash	1,657,119
Receivable for Fund shares sold	11,658,217
Interest receivable	34,171,674
Prepaid expenses and other assets	150,905

Total assets	7,734,463,611

Liabilities
Dividends payable	7,731,386
Payable for securities purchased	49,355,000
Payable for Fund shares redeemed	1,868,819
Advisory fee payable	23,072
Distribution Plan expenses payable	5,073
Due to other related parties	55,280
Accrued expenses and other liabilities	648,919

Total liabilities	59,687,549

Net assets	$ 7,674,776,062

Net assets represented by
Paid-in capital	$ 7,674,569,811
Undistributed net investment income	206,251

Total net assets	$ 7,674,776,062

Net assets consists of
Class I	$ 6,721,625,334
Class AD	63,500,278
Class IN	189,928,560
Class IS	688,733,797
Class P	10,988,093

Total net assets	$ 7,674,776,062

Shares outstanding (unlimited number of shares authorized)
Class I	6,721,540,248
Class AD	63,504,672
Class IN	189,953,585
Class IS	688,577,135
Class P	10,991,163

Net asset value per share
Class I	$ 1.00
Class AD	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended February 28, 2006

Investment income
Interest	$ 192,642,499

Expenses
Advisory fee	7,701,376
Distribution Plan expenses
Class AD	56,017
Class IN	183,988
Class IS	2,077,395
Class P	314,622
Administrative services fee	4,200,750
Transfer agent fees	361,041
Trustees’ fees and expenses	97,812
Printing and postage expenses	130,469
Custodian and accounting fees	2,035,168
Registration and filing fees	793,879
Professional fees	124,521
Interest expense	10,646
Other	238,533

Total expenses	18,326,217
Less: Expense reductions	(176,593)

Net expenses	18,149,624

Net investment income	174,492,875

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	1,139,856
Credit default swap transactions	(53,130)

Net realized gains on investments	1,086,726

Net increase in net assets resulting from operations	$ 175,579,601

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2006		2005 (a)

Operations
Net investment income	$ 174,492,875		$ 79,538,337
Net realized gains on investments		1,086,726		330,951

Net increase in net assets resulting
from operations		175,579,601		79,869,288

Distributions to shareholders from
Net investment income
Class I		(148,012,960)		(68,142,934)
Class AD		(2,702,156)		(669,414)
Class IN		(4,514,659)		(1,921,867)
Class IS		(18,712,313)		(9,116,078)
Class P		(1,162,689)		(595,049)
Class RV		0		(2,228)
Class RC		0		(4)

Total distributions to shareholders		(175,104,777)		(80,447,574)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	34,001,593,724	34,001,593,724	25,885,200,018	25,885,200,018
Class AD	263,323,463	263,323,463	122,483,926	122,483,926
Class IN	623,861,692	623,861,692	654,333,197	654,333,197
Class IS	2,074,981,310	2,074,981,310	1,196,773,380	1,196,773,380
Class P	74,373,309	74,373,309	96,171,381	96,171,381
Class RV	0	0	6,000,000	6,000,000

		37,038,133,498		27,960,961,902

Net asset value of shares issued in
reinvestment of distributions
Class I	63,119,126	63,119,126	25,580,567	25,580,567
Class AD	2,516,304	2,516,304	647,239	647,239
Class IN	4,012,899	4,012,899	1,668,410	1,668,410
Class IS	14,698,565	14,698,565	6,053,171	6,053,171
Class P	946,959	946,959	588,756	588,756
Class RV	0	0	631	631
Class RC	0	0	3	3

		85,293,853		34,538,777

Payment for shares redeemed
Class I	(32,221,897,136)	(32,221,897,136)	(26,067,625,680)	(26,067,625,680)
Class AD	(297,251,465)	(297,251,465)	(46,558,225)	(46,558,225)
Class IN	(640,695,024)	(640,695,024)	(595,657,458)	(595,657,458)
Class IS	(2,257,474,661)	(2,257,474,661)	(1,227,500,184)	(1,227,500,184)
Class P	(157,279,637)	(157,279,637)	(61,110,783)	(61,110,783)
Class RV	0	0	(6,001,657)	(6,001,657)
Class RC	0	0	(1,025)	(1,025)

		(35,574,597,923)		(28,004,455,012)

Net increase (decrease) in net assets
resulting from capital share
transactions		1,548,829,428		(8,954,333)

Total increase (decrease) in net assets		1,549,304,252		(9,532,619)
Net assets
Beginning of period		6,125,471,810		6,135,004,429

End of period	$ 7,674,776,062		$ 6,125,471,810

Undistributed (overdistributed) net
investment income	$ 206,251		$ (268,573)

(a) Class RV and RC shares of the Fund were liquidated on November 12, 2004.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

NOTES TO FINANCIAL STATEMENTS continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation. During the year ended February 28, 2006, the following amounts were reclassified:

Undistributed net investment income	$ 1,086,726
Accumulated net realized gains on investments	(1,086,726)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase. Prior to January 1, 2006, the Fund paid EIMC an annual fee of 0.11% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.05% of the average daily net assets for Class AD shares, 0.10% of the average daily net assets for Class IN shares, 0.25% of the average daily net assets for Class IS shares and 0.50% of the average daily net assets for Class P shares.

5. SECURITIES TRANSACTIONS

On February 28, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

At February 28, 2006, the Fund had the following open credit default swap contracts outstanding:

Annual Rate
of Fixed
				Payments	Frequency
		Reference Debt	Notional	Made by	of Payments
Expiration	Counterparty	Obligation	Amount	the Fund	Made

5/1/2006	Bank of	Gilliam Cnty.,	$10,000,000	0.23%	Quarterly
	America	OR Solid Waste
	Corp.	Disp. RB

5/1/2006	Bank of	Gulf Coast	7,000,000	0.23%	Quarterly
	America	Waste Disp.
	Corp.	Auth., Texas
RB, Waste
Mgmt. Of
Texas, Ser. A

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2006, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $206,251. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended February 28,

	2006	2005

Ordinary Income	$ 1,963,198	$ 338,220
Exempt-Interest Income	172,273,992	80,040,783
Long-term Capital Gain	867,587	68,571

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended February 28, 2006, the Fund had average borrowings outstanding of $263,227 at a rate of 4.044% and paid interest of $10,646.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through

NOTES TO FINANCIAL STATEMENTS continued

January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Municipal Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 28, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Municipal Money Market Fund, as of February 28, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 28, 2006

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $867,587 for the fiscal year ended February 28, 2006

For the fiscal year ended February 28, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 98.35% ..

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring 2005, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

The Board of Trustees also considered that certain of the money market funds managed by EIMC are offered in connection with cash sweep arrangements and similar services made available by affiliates of EIMC to their customers. The Trustees considered that EIMC and its affiliates benefit from the availability of those Evergreen funds and the distribution and shareholder services fees paid by those Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the

ADDITIONAL INFORMATION (unaudited) continued

reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund performed in the first quintile over recently completed one-, three-, and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class I shares was below the median and the average of fees paid by comparable funds.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund, except for a retail-oriented mutual fund, which pays fees at a higher rate.

The Trustees considered information regarding the fees paid to EIMC by other clients, including, where applicable, mutual funds advised by EIMC or an affiliate or private accounts or pools managed by EIMC.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $257 billion in assets as of March 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

565577 rv3 4/2006

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565577 rv3 4/2006

Evergreen Institutional Treasury Money Market Fund

Evergreen

INSTITUTIONAL TREASURY MONEY MARKET FUND

Annual Report
as of February 28, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Institutional Treasury Money Market Fund, which covers the twelve-month period ended February 28, 2006.

The past twelve months proved to be yet another challenging period for the financial markets. Questions frequently surfaced about the sustainability of economic growth, tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Each of these events occurred at various times during the year to increase market volatility. Throughout these turbulent times, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, whether in the taxable or tax-exempt markets.

Over the course of the investment period, economic reports frequently delivered confusing signals. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter of 2005, as Gross Domestic Product (“GDP”) grew in excess of 4% despite the hurricanes and the spike in inflation. In addition, the lag effects of higher energy prices and tighter monetary policy became evident in the last quarter of 2005, even though initial readings for GDP growth barely exceeded 1.5% . The conflicting data was often subject to interpretation and the consequence for investors was a

1

LETTER TO SHAREHOLDERS continued

frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. Though no longer great, the fundamentals were still fairly good in our view and our portfolio management teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined to prevent alarming increases in inflation and thus raised their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on market fundamentals as well as on the timing of Fed meetings. Each increase in the Fed’s target for its benchmark rate would result in a “resetting” of rates at the short end

2

LETTER TO SHAREHOLDERS continued

of the yield curve, enabling the teams to pursue higher income potential. In addition, many of our analysts and portfolio managers used a variety of short-term securities to capture yield in order to provide our investors with the stability and liquidity necessary to balance exposure within their diversified long-term portfolios.

We continue to recommend that investors maintain their diversified strategies, including considering exposure to money market funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive
Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of February 28, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)
Class inception date	11/20/1996	5/1/2001

Nasdaq symbol	EIMXX	EDTXX

Average annual return

1-year	3.25%	3.20%

5-year	2.05%	2.00%

Since portfolio inception	3.62%	3.60%

7-day annualized yield	4.16%	4.11%

30-day annualized yield	4.13%	4.08%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2006, there were 144 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN, P, RV or RC. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

		Institutional				Lipper	Merrill
	Investor	Service	Participant	Reserve	Resource	Institutional	Lynch
	Shares	Shares	Shares	Shares	Shares	U.S. Treasury	3-Month
	(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Money Markets	U.S. Treasury
Class inception date	5/1/2001	11/27/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill Index †

Nasdaq symbol	ENTXX	EITXX	ESTXX	ETVXX	EOTXX

Average annual return

1-year	3.15%	3.00%	2.74%	2.59%	2.43%	3.05%	3.38%

5-year	1.95%	1.80%	1.56%	1.41%	1.27%	1.84%	2.26%

Since portfolio inception	3.57%	3.36%	3.36%	3.27%	3.20%	3.38%	2.15%

7-day annualized yield	4.06%	3.91%	3.66%	3.51%	3.36%	N/A	N/A

30-day annualized yield	4.03%	3.88%	3.63%	3.48%	3.33%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006. The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2005	2/28/2006	Period*

Actual
Class I	$ 1,000.00	$ 1,018.51	$ 1.00
Class AD	$ 1,000.00	$ 1,018.26	$ 1.25
Class IN	$ 1,000.00	$ 1,018.01	$ 1.50
Class IS	$ 1,000.00	$ 1,017.25	$ 2.25
Class P	$ 1,000.00	$ 1,016.00	$ 3.50
Class RV	$ 1,000.00	$ 1,015.24	$ 4.25
Class RC	$ 1,000.00	$ 1,014.49	$ 4.99
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.80	$ 1.00
Class AD	$ 1,000.00	$ 1,023.55	$ 1.25
Class IN	$ 1,000.00	$ 1,023.31	$ 1.51
Class IS	$ 1,000.00	$ 1,022.56	$ 2.26
Class P	$ 1,000.00	$ 1,021.32	$ 3.51
Class RV	$ 1,000.00	$ 1,020.58	$ 4.26
Class RC	$ 1,000.00	$ 1,019.84	$ 5.01

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.20% for Class I, 0.25% for Class AD, 0.30% for Class IN, 0.45% for Class IS, 0.70% for Class P, 0.85% for Class RV and 1.00% for Class RC), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.032	0.013	0.009	0.015	0.032

Distributions to shareholders from
Net investment income	(0.032)	(0.013)	(0.009)	(0.015)	(0.032)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.25%	1.35%	0.90%	1.56%	3.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,845,698	$2,208,303	$2,186,186	$2,222,210	$2,439,209
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.20%	0.21%	0.20%	0.20%	0.23%
Expenses excluding waivers/reimbursements and expense reductions	0.20%	0.21%	0.20%	0.20%	0.23%
Net investment income (loss)	3.19%	1.34%	0.89%	1.56%	3.12%

1 Year ended February 29.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.032	0.013	0.008	0.015	0.023

Distributions to shareholders from
Net investment income	(0.032)	(0.013)	(0.008)	(0.015)	(0.023)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.20%	1.30%	0.85%	1.50%	2.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$28,992	$33,060	$52,002	$14,068	$4,771
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.25%	0.26%	0.25%	0.25%	0.28%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.25%	0.26%	0.25%	0.25%	0.28%[3]
Net investment income (loss)	3.13%	1.27%	0.84%	1.37%	3.07%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.031	0.012	0.008	0.014	0.023

Distributions to shareholders from
Net investment income	(0.031)	(0.012)	(0.008)	(0.014)	(0.023)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.15%	1.25%	0.80%	1.45%	2.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$255,406	$272,700	$259,651	$158,831	$1,242
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.30%	0.31%	0.30%	0.30%	0.34%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.30%	0.31%	0.30%	0.30%	0.34%[3]
Net investment income (loss)	3.13%	1.23%	0.77%	1.40%	3.02%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.030	0.011	0.006	0.013	0.029

Distributions to shareholders from
Net investment income	(0.030)	(0.011)	(0.006)	(0.013)	(0.029)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.00%	1.10%	0.65%	1.30%	2.95%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,906,339	$2,635,887	$1,992,881	$2,362,269	$1,885,874
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.45%	0.46%	0.45%	0.45%	0.48%
Expenses excluding waivers/reimbursements and expense reductions	0.45%	0.46%	0.45%	0.45%	0.48%
Net investment income (loss)	2.99%	1.13%	0.65%	1.26%	2.85%

1 Year ended February 29.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.027	0.008	0.004	0.010	0.019

Distributions to shareholders from
Net investment income	(0.027)	(0.008)	(0.004)	(0.010)	(0.019)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.74%	0.85%	0.40%	1.05%	1.95%

Ratios and supplemental data
Net assets, end of period (thousands)	$105,474	$222,314	$367,155	$350,527	$264,724
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.70%	0.71%	0.70%	0.70%	0.73%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.70%	0.71%	0.70%	0.70%	0.73%[3]
Net investment income (loss)	2.56%	0.82%	0.40%	1.03%	1.54%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS RV	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.026	0.007	0.002	0.009	0.018

Distributions to shareholders from
Net investment income	(0.026)	(0.007)	(0.002)	(0.009)	(0.018)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.59%	0.70%	0.25%	0.90%	1.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$64,030	$57,250	$112,662	$156,877	$90,601
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85%	0.86%	0.85%	0.85%	0.88%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.85%	0.86%	0.85%	0.85%	0.88%[3]
Net investment income (loss)	2.55%	0.60%	0.26%	0.89%	1.70%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS RC	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.024	0.005	0.001	0.007	0.017

Distributions to shareholders from
Net investment income	(0.024)	(0.005)	(0.001)	(0.007)	(0.017)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.43%	0.55%	0.12%	0.75%	1.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$28,666	$78,703	$31,448	$39,496	$42,274
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00%	1.01%	0.99%	1.00%	1.03%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.00%	1.01%	1.01%	1.00%	1.03%[3]
Net investment income (loss)	2.29%	0.71%	0.13%	0.70%	1.50%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

February 28, 2006

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 15.2%
U.S. Treasury Notes:
1.50%, 03/31/2006	$ 75,000,000	$ 74,884,652
2.25%, 04/30/2006	50,000,000	49,909,285
2.50%, 05/31/2006 - 10/31/2006	535,000,000	531,361,844
2.75%, 06/30/2006 - 07/31/2006	140,000,000	139,523,886

Total U.S. Treasury Obligations (cost $795,679,667)		795,679,667

REPURCHASE AGREEMENTS* 85.0%
ABN AMRO, Inc., Avg. rate of 4.47%, dated 2/27/2006, maturing 3/6/2006;
maturity value $220,191,033 (1) **	220,000,000	220,000,000
Bank of America Corp., Avg. rate of 4.46%, dated 2/27/2006, maturing 3/6/2006;
maturity value $220,190,911 (2) **	220,000,000	220,000,000
Barclays plc, 4.51%, dated 2/28/2006, maturing 3/1/2006; maturity value
$385,048,232 (3)	385,000,000	385,000,000
Citigroup, Inc.:
Avg. rate of 4.46%, dated 2/27/2006, maturing 3/6/2006; maturity value
$235,203,993 (4) **	235,000,000	235,000,000
Avg. rate of 4.49%, dated 2/27/2006, maturing 3/6/2006; maturity value
$235,204,972 (5) **	235,000,000	235,000,000
Credit Suisse First Boston, LLC, Avg. rate of 4.47%, dated 2/27/2006, maturing
3/6/2006; maturity value $220,191,033 (6) **	220,000,000	220,000,000
Deutsche Bank AG:
4.52%, dated 2/28/2006, maturing 3/1/2006; maturity value
$350,043,944 (7)	350,000,000	350,000,000
Avg. rate of 4.49%, dated 2/27/2006, maturing 3/6/2006; maturity value
$220,192,133 (7) **	220,000,000	220,000,000
Greenwich Capital Markets, Inc., Avg. rate of 4.47%, dated 2/27/2006, maturing
3/6/2006; maturity value $220,191,033 (8) **	220,000,000	220,000,000
HSBC Holdings plc, Avg. rate of 4.46%, dated 2/27/2006, maturing 3/6/2006;
maturity value $220,190,972 (9) **	220,000,000	220,000,000
JPMorgan Chase & Co., Avg. rate of 4.46%, dated 2/27/2006, maturing 3/6/2006;
maturity value $200,173,556 (10) **	200,000,000	200,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 4.47%, dated 2/27/2006, maturing
3/6/2006; maturity value $220,191,156 (11) **	220,000,000	220,000,000
Merrill Lynch & Co., Inc., 4.51%, dated 2/28/2006, maturing 3/1/2006; maturity
value $170,021,297 (12)	170,000,000	170,000,000
Morgan Stanley, Avg. rate of 4.46%, dated 2/27/2006, maturing 3/6/2006;
maturity value $220,190,972 (13) **	220,000,000	220,000,000
RBC Dain Rauscher Corp., Avg. rate of 4.46%, dated 2/27/2006, maturing
3/6/2006; maturity value $200,173,556 (14) **	200,000,000	200,000,000
Societe Generale, 4.50%, dated 2/28/2006, maturing 3/1/2006; maturity value
$175,021,875 (15)	175,000,000	175,000,000
State Street Corp., 4.45%, dated 2/28/2006, maturing 3/1/2006; maturity value
$137,333,723 (16)	137,316,749	137,316,749

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2006

	Principal
	Amount	Value

REPURCHASE AGREEMENTS* continued
UBS AG:
4.52%, dated 2/28/2006, maturing 3/1/2006; maturity value
$300,037,667 (17)	$300,000,000	$ 300,000,000
4.55%, dated 2/28/2006, maturing 3/1/2006; maturity value
$300,037,917 (18)	300,000,000	300,000,000

Total Repurchase Agreements (cost $4,447,316,749)		4,447,316,749

Total Investments (cost $5,242,996,416) 100.2%		5,242,996,416
Other Assets and Liabilities (0.2%)		(8,390,877)

Net Assets 100.0%		$ 5,234,605,539

*	Collateralized by:
	(1)	$225,302,000 U.S. Treasury Notes, 4.375% to 4.50%, 1/31/2008 to 2/15/2009, value including accrued interest is
$224,400,749.
	(2)	$83,213,000 U.S. Treasury Bill, 0.00%, 5/18/2006, value is $82,406,666; $144,115,000 U.S. Treasury Notes,
3.375% to 4.75%, 11/15/2008 to 3/15/2010, value including accrued interest is $141,993,550.
	(3)	$454,647,883 U.S. Treasury STRIPS, 0.00%, 2/15/2014 to 5/15/2029, value is $263,133,336; $104,769,000 U.S.
Treasury Notes, 2.50% to 4.75%, 10/31/2006 to 5/15/2014, value including accrued interest is $104,985,495;
$18,338,000 U.S. Treasury Bonds, 7.25% to 8.875%, 2/15/2019 to 8/15/2022, value including accrued interest is
$24,581,484.
	(4)	$240,703,000 U.S. Treasury Note, 4.50%, 2/15/2009, value including accrued interest is $239,700,718.
	(5)	$2,598,112,920 GNMA, 4.375% to 8.00%, 10/15/2008 to 8/15/2044, value including accrued interest is
$239,700,000.
	(6)	$65,840,000 U.S. Treasury Note, 3.50%, 11/15/2006, value including accrued interest is $65,929,672;
$113,205,000 U.S. Treasury Bond, 8.875%, 2/15/2019, value including accrued interest is $158,476,485.
	(7)	$752,862,000 U.S. Treasury STRIPS, 0.00%, 2/15/2018 to 2/15/2025, value is $356,999,604; $355,594,000
GNMA, 5.50% to 6.00%, 1/15/2034 to 1/15/2036, value including accrued interest is $224,400,469. This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements.
	(8)	$115,651,000 U.S. Treasury Note, 4.375%, 12/31/2007, value including accrued interest is $115,729,708;
$25,638,000 U.S. Treasury Bond, 8.875%, 2/15/2019, value including accrued interest is $35,890,819;
$68,395,000 TIPS, 1.875%, 7/15/2013, value including accrued interest is $72,784,127.
	(9)	$501,206,453 U.S. Treasury STRIPS, 0.00%, 2/15/2016 to 2/15/2031, value is $224,402,728.
	(10)	$207,546,000 U.S. Treasury Bills, 0.00%, 7/6/2006 to 7/20/2006, value is $204,000,722.
	(11)	$428,617,548 U.S. Treasury STRIPS, 0.00%, 2/15/2012 to 5/15/2027, value is $224,400,991.
	(12)	$173,071,000 U.S. Treasury Notes, 3.625% to 5.625%, 4/30/2007 to 5/15/2008, value including accrued interest is $173,402,448.
	(13)	$223,150,000 U.S. Treasury Notes, 3.125% to 6.625%, 3/31/2007 to 6/30/2007, value including accrued interest is $224,400,583.
	(14)	$141,551,000 U.S. Treasury Notes, 2.50% to 5.75%, 9/30/2006 to 2/15/2016, value including accrued interest is
$141,672,961; $6,360,000 U.S. Treasury STRIPS, 0.00%, 8/15/2006 to 2/15/2007 value is $6,082,577;
$25,772,000 U.S. Treasury Bonds, 4.50% to 12.50%, 8/15/2014 to 2/15/2036, value including accrued interest is
$26,030,222; $12,000,000 TIPS, 2.375%, 1/15/2025, value including accrued interest is $13,257,147;
$13,050,000 U.S. Treasury Bills, 0.00%, 3/16/2006 to 4/27/2006, value is $12,957,859.
	(15)	$146,700,000 TIPS, 3.50%, 1/15/2011, value including accrued interest is $178,501,019.
	(16)	$72,765,000 U.S. Treasury Bill, 0.00%, 5/18/2006, value is $72,073,733; $70,000,000 U.S. Treasury Note,
3.625%, 7/15/2009, value including accrued interest is $67,989,670.
	(17)	$186,520,000 TIPS, 3.875%, 4/15/2029, value including accrued interest is $306,007,063.
	(18)	$1,875,652,804 GNMA, 3.50% to 15.00%, 4/15/2006 to 12/15/2043, value including accrued interest is
$306,003,382.

See Notes to Financial Statements
15

SCHEDULE OF INVESTMENTS continued

February 28, 2006

**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation-Protected Securities

The following table shows the percent of total investments by credit quality as of February 28, 2006 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2006 (unaudited):

1 day	34.7%
2-7 days	50.1%
8-60 days	1.4%
61-120 days	4.4%
121-240 days	7.5%
241+ days	1.9%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006

Assets
Investments in securities	$795,679,667
Investments in repurchase agreements	4,447,316,749

Investments at amortized cost	5,242,996,416
Receivable for Fund shares sold	211,307
Interest receivable	6,824,699
Prepaid expenses and other assets	129,875

Total assets	5,250,162,297

Liabilities
Dividends payable	15,068,277
Payable for Fund shares redeemed	70,972
Advisory fee payable	15,708
Distribution Plan expenses payable	23,854
Due to other related parties	9,674
Accrued expenses and other liabilities	368,273

Total liabilities	15,556,758

Net assets	$5,234,605,539

Net assets represented by
Paid-in capital	$5,235,204,293
Undistributed net investment income	961,925
Accumulated net realized losses on investments	(1,560,679)

Total net assets	$5,234,605,539

Net assets consists of
Class I	$1,845,698,177
Class AD	28,991,656
Class IN	255,406,448
Class IS	2,906,338,507
Class P	105,474,475
Class RV	64,029,783
Class RC	28,666,493

Total net assets	$5,234,605,539

Shares outstanding (unlimited number of shares authorized)
Class I	1,845,983,895
Class AD	28,995,422
Class IN	255,425,158
Class IS	2,906,607,215
Class P	105,480,812
Class RV	64,036,454
Class RC	28,677,043

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended February 28, 2006

Investment income
Interest	$187,904,812

Expenses
Advisory fee	6,043,236
Distribution Plan expenses
Class AD	16,493
Class IN	263,963
Class IS	6,956,624
Class P	700,877
Class RV	363,524
Class RC	529,199
Administrative services fee	3,299,853
Transfer agent fees	58,667
Trustees’ fees and expenses	77,303
Printing and postage expenses	42,800
Custodian and accounting fees	1,264,546
Registration and filing fees	119,056
Professional fees	96,457
Other	179,902

Total expenses	20,012,500
Less: Expense reductions	(72,314)

Net expenses	19,940,186

Net investment income	167,964,626

Net realized losses on investments	(1,232,872)

Net increase in net assets resulting from operations	$166,731,754

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2006		2005

Operations
Net investment income		$167,964,626		$65,619,456
Net realized losses on investments		(1,232,872)		(327,807)

Net increase in net assets resulting
from operations		166,731,754		65,291,649

Distributions to shareholders from
Net investment income
Class I		(68,690,733)		(31,087,994)
Class AD		(1,028,289)		(411,065)
Class IN		(8,229,557)		(3,128,299)
Class IS		(82,897,703)		(28,016,489)
Class P		(3,573,177)		(1,953,472)
Class RV		(1,418,284)		(382,921)
Class RC		(1,507,264)		(387,934)

Total distributions to shareholders		(167,345,007)		(65,368,174)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	22,681,565,804	22,681,565,804	20,061,857,465	20,061,857,465
Class AD	189,191,038	189,191,038	164,950,535	164,950,535
Class IN	1,219,221,067	1,219,221,067	1,143,748,757	1,143,748,757
Class IS	8,533,848,735	8,533,848,735	12,066,392,133	12,066,392,133
Class P	411,111,435	411,111,435	504,714,316	504,714,316
Class RV	111,173,002	111,173,002	138,266,649	138,266,649
Class RC	124,066,287	124,066,287	167,321,671	167,321,671

		33,270,177,368		34,247,251,526

Net asset value of shares issued in
reinvestment of distributions
Class I	9,681,587	9,681,587	3,644,069	3,644,069
Class AD	18,050	18,050	99	99
Class IN	179,405	179,405	60,808	60,808
Class IS	10,633,265	10,633,265	3,748,335	3,748,335
Class P	494,811	494,811	293,875	293,875
Class RV	42,685	42,685	0	0
Class RC	823,248	823,248	249,788	249,788

		21,873,051		7,996,974

Payment for shares redeemed
Class I	(23,053,579,581)	(23,053,579,581)	(20,043,361,450)	(20,043,361,450)
Class AD	(193,274,038)	(193,274,038)	(183,891,267)	(183,891,267)
Class IN	(1,236,670,422)	(1,236,670,422)	(1,130,757,670)	(1,130,757,670)
Class IS	(8,273,755,683)	(8,273,755,683)	(11,427,090,057)	(11,427,090,057)
Class P	(528,426,680)	(528,426,680)	(649,846,393)	(649,846,393)
Class RV	(104,427,314)	(104,427,314)	(193,677,838)	(193,677,838)
Class RC	(174,915,666)	(174,915,666)	(120,314,774)	(120,314,774)

		(33,565,049,384)		(33,748,939,449)

Net increase (decrease) in net assets
resulting from capital share
transactions		(272,998,965)		506,309,051

Total increase (decrease) in net assets		(273,612,218)		506,232,526
Net assets
Beginning of period		5,508,217,757		5,001,985,231

End of period		$5,234,605,539		$5,508,217,757

Undistributed net investment income		$961,925		$342,306

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”), Participant (“Class P”), Reserve (“Class RV”) and Resource (“Class RC”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

20

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers. During the year ended February 28, 2006, the following amounts were reclassified:

Paid-in capital	$(2,072)
Accumulated net realized losses on investments	2,072

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase. Prior to January 1, 2006, the Fund paid EIMC an annual fee of 0.11% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

21

NOTES TO FINANCIAL STATEMENTS continued

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On February 28, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2006, the Fund had $1,560,679 in capital loss carryovers for federal income tax purposes expiring in 2014.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2006, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $961,925 and capital loss carryovers in the amount of $1,560,679.

The tax character of distributions paid were $167,345,007 and $65,368,174 of ordinary income for the years ended February 28, 2006 and February 28, 2005, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

22

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended February 28, 2006, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

23

NOTES TO FINANCIAL STATEMENTS continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Treasury Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 28, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Treasury Money Market Fund, as of February 28, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 28, 2006

25

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring 2005, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

26

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Evergreen fundsFund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

The Board of Trustees also considered that certain of the money market funds managed by EIMC are offered in connection with cash sweep arrangements and similar services made available by affiliates of EIMC to their customers. The Trustees considered that EIMC and its affiliates benefit from the availability of those Evergreen funds and the distribution and shareholder services fees paid by those Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC

27

ADDITIONAL INFORMATION (unaudited) continued

makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund performed in the first quintile over recently completed one-, three-, and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class I shares was slightly below the median of fees paid by comparable funds.

28

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund, except for a retail-oriented mutual fund, which pays fees at a higher rate.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

540713 rv3 4/2006

Evergreen Institutional U.S. Government Money Market Fund

Evergreen

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Annual Report
as of February 28, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Institutional U.S. Government Money Market Fund which covers the twelve-month period ended February 28, 2006.

The past twelve months proved to be yet another challenging period for the financial markets. Questions frequently surfaced about the sustainability of economic growth, tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Each of these events occurred at various times during the year to increase market volatility. Throughout these turbulent times, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, whether in the taxable or tax-exempt markets.

Over the course of the investment period, economic reports frequently delivered confusing signals. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter of 2005, as Gross Domestic Product (“GDP”) grew in excess of 4% despite the hurricanes and the spike in inflation. In addition, the lag effects of higher energy prices and tighter monetary policy became evident in the last quarter of 2005, even though initial readings for GDP growth barely exceeded 1.5% . The conflicting data was often subject to interpretation and the consequence for investors was a

1

LETTER TO SHAREHOLDERS continued

frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. Though no longer great, the fundamentals were still fairly good in our view and our portfolio management teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined to prevent alarming increases in inflation and thus raised their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on market fundamentals as well as on the timing of Fed meetings. Each increase in the Fed’s target for its benchmark rate would result in a “resetting” of rates at the short end

2

LETTER TO SHAREHOLDERS continued

of the yield curve, enabling the teams to pursue higher income potential. In addition, many of our analysts and portfolio managers used a variety of short-term securities to capture yield in order to provide our investors with the stability and liquidity necessary to balance exposure within their diversified long-term portfolios.

We continue to recommend that investors maintain their diversified strategies, including considering exposure to money market funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of February 28, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/1/1999

Institutional
Shares
(Class I)
Class inception date	10/1/1999

Nasdaq symbol	EGIXX

Average annual return

1-year	3.31%

5-year	2.08%

Since portfolio inception	2.95%

7-day annualized yield	4.28%

30-day annualized yield	4.24%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2006, there were 145 funds in the Lipper Institutional U.S. Government Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes IN, P, RV or RC. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes IN, P, RV and RC shares prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

		Institutional				Lipper
	Investor	Service	Participant	Reserve	Resource	Institutional	Merrill Lynch
	Shares	Shares	Shares	Shares	Shares	U.S. Government 3-Month U.S.
	(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Money Markets	Treasury
Class inception date	5/1/2001	10/1/1999	5/1/2001	5/1/2001	5/1/2001	Median	Bill Index†

Nasdaq symbol	EGNXX	EGSXX	EGPXX	EGVXX	EGOXX

Average annual return

1-year	3.20%	3.05%	2.79%	2.64%	2.49%	3.23%	3.38%

5-year	1.98%	1.83%	1.59%	1.44%	1.30%	1.98%	2.26%

Since portfolio inception	2.87%	2.69%	2.56%	2.44%	2.33%	2.83%	2.15%

7-day annualized yield	4.18%	4.03%	3.78%	3.63%	3.48%	N/A	N/A

30-day annualized yield	4.14%	3.99%	3.74%	3.59%	3.44%	N/A	N/A

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2005	2/28/2006	Period*

Actual
Class I	$ 1,000.00	$ 1,018.93	$ 1.15
Class IN	$ 1,000.00	$ 1,018.42	$ 1.65
Class IS	$ 1,000.00	$ 1,017.67	$ 2.40
Class P	$ 1,000.00	$ 1,016.41	$ 3.65
Class RV	$ 1,000.00	$ 1,015.66	$ 4.40
Class RC	$ 1,000.00	$ 1,014.90	$ 5.15
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.65	$ 1.15
Class IN	$ 1,000.00	$ 1,023.16	$ 1.66
Class IS	$ 1,000.00	$ 1,022.41	$ 2.41
Class P	$ 1,000.00	$ 1,021.17	$ 3.66
Class RV	$ 1,000.00	$ 1,020.43	$ 4.41
Class RC	$ 1,000.00	$ 1,019.69	$ 5.16

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.23% for Class I, 0.33% for Class IN, 0.48% for Class IS, 0.73% for Class P, 0.88% for Class RV and 1.03% for Class RC), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.033	0.014	0.009	0.015	0.032

Distributions to shareholders from
Net investment income	(0.033)	(0.014)	(0.009)	(0.015)	(0.032)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.31%	1.41%	0.94%	1.52%	3.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$695,920	$695,666	$864,852	$719,820	$618,793
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.23%	0.23%	0.22%	0.21%	0.20%
Expenses excluding waivers/reimbursements and expense reductions	0.23%	0.23%	0.22%	0.22%	0.24%
Net investment income (loss)	3.34%	1.37%	0.92%	1.53%	3.04%

1 Year ended February 29.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.032	0.013	0.008	0.014	0.023

Distributions to shareholders from
Net investment income	(0.032)	(0.013)	(0.008)	(0.014)	(0.023)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.20%	1.31%	0.84%	1.42%	2.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$150,371	$6,780	$9,622	$11,316	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.33%	0.33%	0.31%	0.32%	0.30%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.33%	0.33%	0.31%	0.33%	0.34%[3]
Net investment income (loss)	3.56%	1.31%	0.80%	1.13%	2.90%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2006	2005	2004[1]	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.030	0.012	0.007	0.013	0.030

Distributions to shareholders from
Net investment income	(0.030)	(0.012)	(0.007)	(0.013)	(0.030)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.05%	1.16%	0.69%	1.26%	3.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$140,087	$228,903	$172,304	$239,264	$207,397
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.47%	0.48%	0.47%	0.46%	0.45%
Expenses excluding waivers/reimbursements and expense reductions	0.47%	0.48%	0.47%	0.47%	0.49%
Net investment income (loss)	2.93%	1.22%	0.67%	1.28%	2.94%

1 Year ended February 29.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.028	0.009	0.004	0.010	0.020

Distributions to shareholders from
Net investment income	(0.028)	(0.009)	(0.004)	(0.010)	(0.020)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.79%	0.90%	0.44%	1.01%	2.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$259,175	$245,030	$298,590	$298,567	$178,457
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%	0.73%	0.72%	0.71%	0.70%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.73%	0.72%	0.72%	0.74%[3]
Net investment income (loss)	2.79%	0.88%	0.42%	0.97%	1.66%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS RV	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.026	0.008	0.003	0.009	0.019

Distributions to shareholders from
Net investment income	(0.026)	(0.008)	(0.003)	(0.009)	(0.019)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.64%	0.75%	0.28%	0.86%	1.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 643	$ 872	$ 754	$2,342	$11,240
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.87%	0.88%	0.87%	0.86%	0.85%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.87%	0.88%	0.87%	0.87%	0.89%[3]
Net investment income (loss)	2.53%	0.68%	0.29%	0.91%	2.18%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS RC	2006	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.025	0.006	0.001	0.007	0.017

Distributions to shareholders from
Net investment income	(0.025)	(0.006)	(0.001)	(0.007)	(0.017)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.49%	0.61%	0.13%	0.71%	1.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 637	$ 694	$ 718	$11,242	$6,260
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.03%	1.02%	1.02%	1.02%	1.00%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.03%	1.03%	1.02%	1.03%	1.04%[3]
Net investment income (loss)	2.69%	0.53%	0.23%	0.70%	1.87%[3]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

February 28, 2006

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 51.6%
FAMC:
4.28%, 03/31/2006	$30,000,000	$29,893,000
4.69%, 11/30/2006 G	10,000,000	9,657,500
5.30%, 04/24/2006	15,000,000	15,017,272
FFCB:
1.85%, 03/03/2006	10,000,000	9,998,616
FRN:
4.50%, 03/02/2006	65,000,000	64,992,045
4.51%, 03/02/2006	65,000,000	64,992,845
FHLB:
2.10%, 04/24/2006	5,000,000	4,988,921
2.75%, 05/15/2006	18,130,000	18,071,411
3.25%, 07/21/2006	9,000,000	8,957,826
3.50%, 04/25/2006 - 08/15/2006	35,000,000	34,859,994
3.75%, 09/28/2006	10,000,000	9,949,923
4.50%, 06/27/2006	15,000,000	15,000,000
4.75%, 12/29/2006	12,590,000	12,585,909
5.125%, 03/06/2006	5,000,000	5,000,785
FRN:
4.40%, 04/05/2006	75,000,000	74,967,701
4.49%, 03/02/2006	75,000,000	74,991,055
FHLMC:
2.75%, 08/15/2006	15,000,000	14,879,805
3.00%, 09/29/2006 - 01/12/2007	22,197,000	22,005,494
4.00%, 08/11/2006	15,000,000	14,998,026
4.65%, 05/30/2006 G	10,000,000	9,890,375
4.80%, 02/12/2007	15,000,000	14,999,329
FNMA:
2.50%, 05/12/2006 - 06/15/2006	29,470,000	29,332,611
2.81%, 09/28/2006	1,500,000	1,484,511
4.44%, 04/03/2006 G	31,875,000	31,748,775
4.49%, 04/03/2006 G	38,950,000	38,793,616
4.60%, 05/01/2006 G	11,287,962	11,202,082

Total U.S. Government & Agency Obligations (cost $643,259,427)		643,259,427

REPURCHASE AGREEMENTS* 48.5%
Bank of America Corp., 4.55%, dated 2/28/2006, maturing 3/1/2006,
maturity value $230,029,069 (1)	230,000,000	230,000,000
Barclays plc, 4.56%, dated 2/28/2006, maturing 3/1/2006, maturity value
$90,011,400 (2)	90,000,000	90,000,000
Deutsche Bank AG, 4.56%, dated 2/28/2006, maturing 3/1/2006, maturity value
$250,031,667 (3)	250,000,000	250,000,000
State Street Corp., 4.45%, dated 2/28/2006, maturing 3/1/2006, maturity value
$34,414,940 (4)	34,410,686	34,410,686

Total Repurchase Agreements (cost $604,410,686)		604,410,686

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2006

		Value

Total Investments (cost $1,247,670,113)	100.1%	$1,247,670,113
Other Assets and Liabilities (0.1%)		(837,908)

Net Assets 100.0%		$1,246,832,205

G     Zero coupon bond. Rate shown represents the yield to maturity at date of purchase.

* Collateralized by:

(1) $99,008,000 FHLMC, 3.15% to 5.20%, 11/20/2008 to 1/26/2015, value including accrued interest is $98,569,420; $89,530,000 FNMA, 2.60% to 4.57%, 3/30/2007 to 1/28/2011, value including accrued interest is $88,203,079; $47,835,000 FHLB, 3.25% to 4.85%, 12/26/2007 to 12/28/2009, value including accrued interest is $47,828,281.

(2) $74,184,000 U.S. Treasury Note, 6.125% to 12.00%, 8/15/2013 to 11/15/2027, value including accrued interest is $91,800,303.

(3) $292,435,000 FNMA, 0.00% to 1.75%, 6/16/2006 to 6/1/2017, value including accrued interest is $191,440,265; $65,046,000 FHLMC, 4.65% to 5.75%, 3/15/2009 to 10/10/2013, value including accrued interest is $63,560,128.

(4) $35,440,000 U.S. Treasury Bill, 0.00%, 5/18/2006, value is $35,103,320.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality as of February 28, 2006 (unaudited):
Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2006 (unaudited):
1 day	48.4%
2-7 days	17.6%
8-60 days	16.5%
61-120 days	6.7%
121-240 days	7.5%
241+ days	3.3%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006

Assets
Investments in securities	$643,259,427
Investments in repurchase agreements	604,410,686

Investments at amortized cost	1,247,670,113
Receivable for Fund shares sold	166,429
Interest receivable	3,098,271
Prepaid expenses and other assets	27,583

Total assets	1,250,962,396

Liabilities
Dividends payable	4,032,808
Advisory fee payable	4,098
Distribution Plan expenses payable	4,948
Due to other related parties	2,725
Accrued expenses and other liabilities	85,612

Total liabilities	4,130,191

Net assets	$1,246,832,205

Net assets represented by
Paid-in capital	$1,246,900,111
Undistributed net investment income	472,517
Accumulated net realized losses on investments	(540,423)

Total net assets	$1,246,832,205

Net assets consists of
Class I	$695,919,730
Class IN	150,370,950
Class IS	140,087,222
Class P	259,174,600
Class RV	642,611
Class RC	637,092

Total net assets	$1,246,832,205

Shares outstanding (unlimited number of shares authorized)
Class I	695,910,461
Class IN	150,368,936
Class IS	140,103,153
Class P	259,231,630
Class RV	641,929
Class RC	636,218

Net asset value per share
Class I	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended February 28, 2006

Investment income
Interest	$43,755,226

Expenses
Advisory fee	1,481,962
Distribution Plan expenses
Class IN	58,640
Class IS	502,471
Class P	1,224,829
Class RV	6,733
Class RC	7,514
Administrative services fee	740,981
Transfer agent fees	3,132
Trustees’ fees and expenses	17,729
Printing and postage expenses	19,751
Custodian and accounting fees	270,952
Registration and filing fees	143,204
Professional fees	52,297
Other	63,015

Total expenses	4,593,210
Less: Expense reductions	(22,509)

Net expenses	4,570,701

Net investment income	39,184,525

Net realized losses on investments	(455,137)

Net increase in net assets resulting from operations	$38,729,388

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2006		2005 (a)

Operations
Net investment income		$39,184,525		$14,799,447
Net realized losses on investments		(455,137)		(85,286)

Net increase in net assets resulting
from operations		38,729,388		14,714,161

Distributions to shareholders
from
Net investment income
Class I		(24,074,844)		(9,979,961)
Class AD		0		(8)
Class IN		(2,064,739)		(108,812)
Class IS		(5,833,405)		(2,377,334)
Class P		(6,760,166)		(2,382,758)
Class RV		(26,792)		(7,487)
Class RC		(23,959)		(5,058)

Total distributions to shareholders		(38,783,905)		(14,861,418)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	6,149,867,261	6,149,867,261	8,407,372,455	8,407,372,455
Class IN	507,240,047	507,240,047	21,547,904	21,547,904
Class IS	1,660,679,187	1,660,679,187	1,639,904,333	1,639,904,333
Class P	348,129,343	348,129,343	594,472,480	594,472,480
Class RV	5,050,340	5,050,340	9,762,852	9,762,852
Class RC	3,377,316	3,377,316	1,597,647	1,597,647

		8,674,343,494		10,674,657,671

Net asset value of shares issued in
reinvestment of distributions
Class I	2,441,124	2,441,124	1,296,537	1,296,537
Class AD	0	0	7	7
Class IN	108,169	108,169	48,742	48,742
Class IS	149,491	149,491	111,763	111,763
Class RV	0	0	9	9
Class RC	1,596	1,596	0	0

		2,700,380		1,457,058

Payment for shares redeemed
Class I	(6,152,050,648)	(6,152,050,648)	(8,577,768,689)	(8,577,768,689)
Class AD	0	0	(1,055)	(1,055)
Class IN	(363,760,434)	(363,760,434)	(24,438,493)	(24,438,493)
Class IS	(1,749,625,630)	(1,749,625,630)	(1,583,390,751)	(1,583,390,751)
Class P	(333,949,476)	(333,949,476)	(647,999,231)	(647,999,231)
Class RV	(5,279,333)	(5,279,333)	(9,644,187)	(9,644,187)
Class RC	(3,437,083)	(3,437,083)	(1,621,390)	(1,621,390)

		(8,608,102,604)		(10,844,863,796)

Net increase (decrease) in net assets
resulting from capital share
transactions		68,941,270		(168,749,067)

Total increase (decrease) in net assets		68,886,753		(168,896,324)
Net assets
Beginning of period		1,177,945,452		1,346,841,776

End of period		$1,246,832,205		$1,177,945,452

Undistributed net investment income		$472,517		$71,897

(a) Class AD shares of the Fund were liquidated on November 15, 2004.

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Investor (“Class IN”), Institutional Service (“Class IS”), Participant (“Class P”), Reserve (“Class RV”) and Resource (“Class RC”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distribu-

18

NOTES TO FINANCIAL STATEMENTS continued

tions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.12% and declining to 0.10% as average daily net assets increase. Prior to January 1, 2006, the Fund paid EIMC an annual fee of 0.12% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On February 28, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2006, the Fund had $470,018 in capital loss carryovers for federal income tax purposes with $85,286 expiring in 2013 and $384,732 expiring in 2014.

19

NOTES TO FINANCIAL STATEMENTS continued

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2006, the Fund incurred and will elect to defer post-October losses of $70,405.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2006, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $472,517 and capital loss carryover and post-October loss in the amount of $540,423.

The tax character of distributions paid was as follows:

	Year Ended February 28,

	2006	2005

Ordinary Income	$38,783,905	$ 14,861,418

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended February 28, 2006, the Fund had no borrowings under this agreement.

20

NOTES TO FINANCIAL STATEMENTS continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

21

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional U.S. Government Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 28, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional U.S. Government Money Market Fund, as of February 28, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 28, 2006

23

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring 2005, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

24

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

The Board of Trustees also considered that certain of the money market funds managed by EIMC are offered in connection with cash sweep arrangements and similar services made available by affiliates of EIMC to their customers. The Trustees considered that EIMC and its affiliates benefit from the availability of those Evergreen funds and the distribution and shareholder services fees paid by those Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC

25

ADDITIONAL INFORMATION (unaudited) continued

makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund performed in the second quintile over recently completed one-, three-, and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class I shares was at the median of fees paid by comparable funds.

26

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund, except for a retail-oriented mutual fund, which pays fees at a higher rate.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565579 rv3 4/2006

Evergreen Prime Cash Management Money Market Fund

Evergreen

PRIME CASH MANAGEMENT MONEY MARKET FUND

Annual Report
as of February 28, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2006

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Prime Cash Management Money Market Fund, which covers the twelve-month period ended February 28, 2006.

The past twelve months proved to be yet another challenging period for the financial markets. Questions frequently surfaced about the sustainability of economic growth, tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Each of these events occurred at various times during the year to increase market volatility. Throughout these turbulent times, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, whether in the taxable or tax-exempt markets.

Over the course of the investment period, economic reports frequently delivered confusing signals. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter of 2005, as Gross Domestic Product (“GDP”) grew in excess of 4% despite the hurricanes and the spike in inflation. In addition, the lag effects of higher energy prices and tighter monetary policy became evident in the last quarter of 2005, even though initial readings for GDP growth barely exceeded 1.5% . The conflicting data was often subject to interpretation and the consequence for investors was a

1

LETTER TO SHAREHOLDERS continued

frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. Though no longer great, the fundamentals were still fairly good in our view and our portfolio management teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined to prevent alarming increases in inflation and thus raised their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on market fundamentals as well as on the timing of Fed meetings. Each increase in the Fed’s target for its benchmark rate would result in a “resetting” of rates at the short end

2

LETTER TO SHAREHOLDERS continued

of the yield curve, enabling the teams to pursue higher income potential. In addition, many of our analysts and portfolio managers used a variety of short-term securities to capture yield in order to provide our investors with the stability and liquidity necessary to balance exposure within their diversified long-term portfolios.

We continue to recommend that investors maintain their diversified strategies, including considering exposure to money market funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive
Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of February 28, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/2/1993
	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)
Class inception date	12/2/1993	6/13/2003

Nasdaq symbol	EPRXX	EADXX

Average annual return

1-year	3.40%	3.35%

5-year	2.21%	2.18%

10-year	3.90%	3.88%

7-day annualized yield	4.43%	4.38%

30-day annualized yield	4.34%	4.29%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2006, there were 320 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN, P, RV or RC. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, IS, P, RV and RC prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I is based on the performance of the Institutional shares of the fund’s predecessor fund, Wachovia Prime Cash Management Fund. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

						Merrill
	Institutional				Lipper	Lynch
Investor	Service	Participant	Reserve	Resource	Institutional	3-Month
Shares	Shares	Shares	Shares	Shares	Money	U.S.
(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
6/13/2003	6/13/2003	6/13/2003	6/13/2003	6/13/2003	Median	Bill Index†

ESNXX	ESSXX	ERPXX	ERVXX	ERCXX

3.30%	3.15%	2.89%	2.74%	2.58%	3.26%	3.38%

2.15%	2.07%	1.93%	1.85%	1.77%	2.01%	2.26%

3.87%	3.83%	3.76%	3.72%	3.67%	3.75%	3.83%

4.33%	4.18%	3.93%	3.78%	3.63%	N/A	N/A

4.24%	4.09%	3.84%	3.69%	3.54%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2005	2/28/2006	Period*

Actual
Class I	$ 1,000.00	$ 1,019.46	$ 1.25
Class AD	$ 1,000.00	$ 1,019.21	$ 1.45
Class IN	$ 1,000.00	$ 1,018.95	$ 1.75
Class IS	$ 1,000.00	$ 1,018.20	$ 2.50
Class P	$ 1,000.00	$ 1,016.94	$ 3.75
Class RV	$ 1,000.00	$ 1,016.19	$ 4.50
Class RC	$ 1,000.00	$ 1,015.43	$ 5.20
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.55	$ 1.25
Class AD	$ 1,000.00	$ 1,023.36	$ 1.45
Class IN	$ 1,000.00	$ 1,023.06	$ 1.76
Class IS	$ 1,000.00	$ 1,022.32	$ 2.51
Class P	$ 1,000.00	$ 1,021.08	$ 3.76
Class RV	$ 1,000.00	$ 1,020.33	$ 4.51
Class RC	$ 1,000.00	$ 1,019.64	$ 5.21

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.25% for Class I, 0.29% for Class AD, 0.35% for Class IN, 0.50% for Class IS, 0.75% for Class P, 0.90% for Class RV and 1.04% for Class RC), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,				Year Ended November 30,

CLASS I	2006	2005	2004[1]	2003[2]	2002[3]	2001[3]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.034	0.015	0.010	0.003	0.018	0.045

Distributions to shareholders from
Net investment income	(0.034)	(0.015)	(0.010)	(0.003)	(0.018)	(0.045)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.40%	1.47%	1.00%	0.34%	1.83%	4.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,628,761	$1,326,061	$1,435,550	$1,763,107	$1,716,949	$2,301,135
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.24%	0.24%	0.22%	0.18%[4]	0.18%	0.18%
Expenses excluding waivers/reimbursements and expense reductions	0.31%	0.34%	0.41%	0.38%[4]	0.38%	0.37%
Net investment income (loss)	3.42%	1.47%	1.00%	1.37%[4]	1.80%	4.49%

1 Year ended February 29.

2 For the three months ended February 28, 2003. The Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.

3 As of the close of business on June 7, 2002, the Fund acquired the net assets of Wachovia Prime Cash Management Fund (“Wachovia Fund”). Wachovia Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to June 10, 2002 are those of Wachovia Fund.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.033	0.014	0.006

Distributions to shareholders from
Net investment income	(0.033)	(0.014)	(0.006)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	3.35%	1.42%	0.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 1	$ 1	$ 6
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.29%	0.28%	0.07%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.36%	0.38%	0.26%[2]
Net investment income (loss)	3.30%	1.23%	0.22%[2]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.033	0.014	0.006

Distributions to shareholders from
Net investment income	(0.033)	(0.014)	(0.006)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	3.30%	1.37%	0.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,792	$37,096	$42,113
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.34%	0.34%	0.33%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.41%	0.44%	0.52%[2]
Net investment income (loss)	3.25%	1.40%	0.81%[2]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.031	0.012	0.005

Distributions to shareholders from
Net investment income	(0.031)	(0.012)	(0.005)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	3.15%	1.22%	0.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$195,900	$176,338	$115,373
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.49%	0.49%	0.49%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.56%	0.59%	0.68%[2]
Net investment income (loss)	3.16%	1.32%	0.67%[2]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.029	0.010	0.003

Distributions to shareholders from
Net investment income	(0.029)	(0.010)	(0.003)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	2.89%	0.96%	0.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,927	$24,043	$34,032
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.74%	0.74%	0.74%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.81%	0.84%	0.93%[2]
Net investment income (loss)	2.84%	0.92%	0.42%[2]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASSS RV	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.027	0.008	0.002

Distributions to shareholders from
Net investment income	(0.027)	(0.008)	(0.002)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	2.74%	0.81%	0.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,875	$6,280	$5,062
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.89%	0.89%	0.88%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.96%	0.99%	1.07%[2]
Net investment income (loss)	2.66%	0.87%	0.27%[2]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Annualized

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS RC	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.026	0.007	0.001

Distributions to shareholders from
Net investment income	(0.026)	(0.007)	(0.001)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	2.58%	0.66%	0.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 10	$ 21	$2,587
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.04%	1.04%	1.04%[2]
Expenses excluding waivers/reimbursements and expense reductions	1.11%	1.14%	1.23%[2]
Net investment income (loss)	1.85%	0.23%	0.22%[2]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Annualized

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

February 28, 2006

	Principal
	Amount	Value

CERTIFICATES OF DEPOSIT 10.3%
Barclays Bank plc, 4.58%, 04/03/2006	$25,000,000	$24,999,372
Branch Banking & Trust Co., 4.67%, 05/10/2006	25,000,000	25,000,000
Credit Suisse First Boston Corp., 5.01%, 03/07/2007	13,000,000	13,000,000
Deutsche Bank AG:
4.73%, 12/01/2006	20,000,000	20,000,000
4.80%, 10/26/2006	25,000,000	25,000,000
First Tennessee Bank, 4.61%, 04/17/2006	25,000,000	25,000,000
Suntrust Banks, Inc.:
4.54%, 03/27/2006	30,000,000	30,000,000
4.60%, 07/05/2006	30,000,000	30,000,000

Total Certificates of Deposit (cost $192,999,372)		192,999,372

COMMERCIAL PAPER 52.3%
Asset-Backed Securities 51.8%
Amstel Funding Corp.:
4.40%, 03/31/2006	25,000,000	24,908,333
4.45%, 05/26/2006	25,000,000	24,734,236
Atlantis One Funding Corp., 4.38%, 03/06/2006	41,293,000	41,267,880
Barton Capital Corp., 4.57%, 04/13/2006	50,000,000	49,727,070
Bavaria Trust Corp., 4.54%, 03/09/2006	55,000,000	54,979,822
Blue Spice, LLC, 4.52%, 03/03/2006	40,000,000	39,989,956
Charta, LLC, 4.40%, 03/13/2006	28,000,000	27,958,933
Chesham Finance, LLC, 4.58%, 04/03/2006	25,000,000	24,998,736
Compass Securitization, LLC, 4.53%, 03/16/2006	27,070,000	27,018,905
Edison Asset Securitization, LLC, 4.42%, 04/06/2006	20,000,000	19,911,600
Eiffel Funding, LLC, 4.52%, 03/01/2006	30,000,000	30,000,000
Fountain Square Commercial Funding, 4.52%, 03/20/2006	25,000,000	24,940,361
Galaxy Funding, Inc., 4.34%, 05/01/2006	25,000,000	24,816,153
Gemini Securitization Corp., 4.52%, 03/20/2006	10,251,000	10,226,546
Georgetown Funding Corp., LLC, 4.55%, 03/27/2006	28,752,000	28,657,518
Giro Balanced Funding:
4.53%, 03/10/2006	27,136,000	27,105,268
4.54%, 03/13/2006	35,000,000	34,947,033
Giro Multi-Funding Corp., 4.54%, 03/20/2006	50,000,000	49,899,111
Greyhawk Funding, LLC, 4.52%, 03/22/2006	42,000,000	41,904,201
Mane Funding Corp., 4.56%, 04/03/2006	14,941,000	14,878,547
Paradigm Funding, LLC, 4.52%, 03/22/2006	52,312,000	52,221,154
Perry Global Funding, Ltd., 4.60%, 04/11/2006	35,000,000	34,816,639
Scaldis Capital, Ltd., 4.44%, 04/06/2006	9,939,000	9,894,871
Sheffield Receivables Corp., 4.51%, 03/15/2006	25,000,000	24,956,153
Surrey Funding Corp., 4.52%, 03/20/2006	24,250,000	24,192,150
Thames Asset Global Securitization, Inc., 4.52%, 03/07/2006	51,457,000	51,418,236
Thornburg Mortgage Capital Resources, LLC, 4.57%, 03/14/2006	50,000,000	49,917,486
Three Crowns Funding:
4.53%, 03/22/2006	10,956,000	10,927,049
4.54%, 03/03/2006	38,615,000	38,605,261

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2006

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed Securities continued
Thunder Bay Funding Inc, 4.63%, 04/21/2006	$25,387,000	$25,220,482
Ticonderoga Funding, 4.52%, 03/28/2006	25,000,000	24,915,250

		969,954,940

Capital Markets 0.5%
Goldman Sachs Group, Inc., 3.65%, 05/25/2006	10,000,000	9,913,890

Total Commercial Paper (cost $979,868,830)		979,868,830

CORPORATE BONDS 23.2%
Capital Markets 5.5%
Bear Stearns Cos.:
5.70%, 01/15/2007	20,626,000	20,788,057
6.50%, 05/01/2006	14,000,000	14,061,533
Goldman Sachs Group, Inc., FRN, 4.70%, 03/21/2006	20,000,000	20,002,408
Lehman Brothers Holdings, Inc., 7.625%, 06/01/2006	14,000,000	14,105,936
Merrill Lynch & Co., Inc., FRN, 4.55%, 03/15/2006	25,000,000	25,000,000
Morgan Stanley, 6.10%, 04/15/2006	8,000,000	8,022,547

		101,980,481

Commercial Banks 2.6%
Bank of America Corp.:
7.50%, 09/15/2006	6,655,000	6,754,349
FRN, 4.56%, 03/02/2006	10,000,000	10,000,526
First Tennessee Bank, FRN, 4.56%, 03/17/2006 144A	25,000,000	25,000,000
Wells Fargo & Co., 6.875%, 04/01/2006	6,557,000	6,573,167

		48,328,042

Consumer Finance 6.5%
American Express Credit Corp., FRN, 4.62%, 03/20/2006 144A	31,500,000	31,505,557
American Honda Finance Corp., FRN, 4.52%, 03/13/2006 144A	25,000,000	25,000,545
General Electric Capital Corp., FRN, 4.67%, 03/17/2006	40,000,000	40,000,000
Toyota Motor Credit Corp., FRN, 4.69%, 05/08/2006	25,000,000	25,001,373

		121,507,475

Diversified Consumer Services 0.6%
AARP, 4.60%, 03/02/2006	10,000,000	10,000,000

Diversified Financial Services 6.7%
CC USA, Inc., FRN, 4.56%, 03/02/2006 144A	20,000,000	19,999,222
Dorada Finance, Inc., FRN, 4.57%, 03/02/2006 144A	30,000,000	29,999,178
SF Tarns, LLC, FRN, 4.59%, 03/02/2006	16,635,000	16,635,000
Sigma Finance, Inc.:
4.00%, 08/02/2006 144A	5,000,000	5,000,000
4.31%, 09/28/2006 144A	15,000,000	15,000,000
4.86%, 02/12/2007 144A	15,000,000	15,000,000
FRN, 4.61%, 04/20/2006 144A	25,000,000	25,000,863

		126,634,263

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
Insurance 1.3%
Allstate Corp., 4.57%, 03/27/2006 +	$ 25,000,000	$25,000,000

Total Corporate Bonds (cost $433,450,261)		433,450,261

FUNDING AGREEMENTS 6.1%
Metropolitan Life Funding Agreement, 4.68%, 04/17/2006 +	25,000,000	25,000,000
New York Life Funding Agreement, 4.69%, 04/03/2006 +	25,000,000	25,000,000
Transamerica Occidental Funding Agreement:
4.76%, 03/01/2006 +	50,000,000	50,000,000
4.77%, 03/01/2006 +	15,000,000	15,000,000

Total Funding Agreements (cost $115,000,000)		115,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 2.4%
FHLB, 4.50%, 11/03/2006	20,000,000	20,000,000
FHLMC:
4.00%, 08/11/2006	5,000,000	4,999,342
FRN, 2.50%, 04/19/2006	20,000,000	20,000,000

Total U.S. Government & Agency Obligations (cost $44,999,342)		44,999,342

YANKEE OBLIGATIONS - CORPORATE 2.7%
Commercial Banks 2.7%
HBOS plc, FRN, 4.84%, 05/22/2006 144A (cost $50,000,000)	50,000,000	50,000,000

TIME DEPOSIT 2.9%
State Street Corp., 4.50%, 03/01/2006 (cost $53,855,040)	53,855,040	53,855,040

	Shares	Value

MUTUAL FUND SHARES 0.1%
Citifunds Institutional Cash Reserves Portfolio	1,081,915	1,081,915
Federated Prime Value Obligations Fund	275,796	275,796
Federated U.S. Treasury Cash Reserves Fund	62,210	62,210

Total Mutual Fund Shares (cost $1,419,921)		1,419,921

Total Investments (cost $1,871,592,766) 100.0%		1,871,592,766
Other Assets and Liabilities 0.0%		672,579

Net Assets 100.0%		$ 1,872,265,345

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
+	Security is deemed illiquid.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 28, 2006

The following table shows the percent of total investments by credit quality as of February 28, 2006 (unaudited):
Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2006 (unaudited):
1 day	8.1%
2-7 days	13.8%
8-60 days	58.8%
61-120 days	10.0%
121-240 days	4.6%
241+ days	4.7%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006

Assets
Investments at amortized cost	$1,871,592,766
Interest receivable	5,942,573
Prepaid expenses and other assets	48,888

Total assets	1,877,584,227

Liabilities
Dividends payable	5,108,817
Advisory fee payable	3,945
Distribution Plan expenses payable	1,783
Due to other related parties	3,481
Accrued expenses and other liabilities	200,856

Total liabilities	5,318,882

Net assets	$1,872,265,345

Net assets represented by
Paid-in capital	$1,872,935,625
Undistributed net investment income	28,218
Accumulated net realized losses on investments	(698,498)

Total net assets	$1,872,265,345

Net assets consists of
Class I	$1,628,761,070
Class AD	1,076
Class IN	20,792,179
Class IS	195,899,534
Class P	22,926,517
Class RV	3,875,064
Class RC	9,905

Total net assets	$1,872,265,345

Shares outstanding (unlimited number of shares authorized)
Class I	1,629,275,627
Class AD	1,074
Class IN	20,811,051
Class IS	195,981,350
Class P	22,935,835
Class RV	3,877,087
Class RC	9,892

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended February 28, 2006

Investment income
Interest	$59,301,172

Expenses
Advisory fee	3,243,168
Distribution Plan expenses
Class IN	43,674
Class IS	567,275
Class P	109,449
Class RV	29,564
Class RC	313
Administrative services fee	972,951
Transfer agent fees	50,357
Trustees’ fees and expenses	23,615
Printing and postage expenses	29,299
Custodian and accounting fees	404,029
Registration and filing fees	215,977
Professional fees	44,386
Other	116,809

Total expenses	5,850,866
Less: Expense reductions	(46,898)
Fee waivers	(1,153,510)

Net expenses	4,650,458

Net investment income	54,650,714

Net realized losses on investments	(595,238)

Net increase in net assets resulting from operations	$54,055,476

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2006		2005

Operations
Net investment income		$54,650,714		$21,486,956
Net realized losses on
investments		(595,238)		(32,949)

Net increase in net assets
resulting from operations		54,055,476		21,454,007

Distributions to shareholders from
Net investment income
Class I		(45,306,767)		(19,317,122)
Class AD		(35)		(46)
Class IN		(1,417,349)		(725,547)
Class IS		(7,176,405)		(1,167,176)
Class P		(622,259)		(195,608)
Class RV		(120,894)		(57,225)
Class RC		(1,120)		(4,423)

Total distributions to shareholders		(54,644,829)		(21,467,147)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	8,860,389,977	8,860,389,977	7,990,536,571	7,990,536,571
Class IN	234,393,247	234,393,247	394,696,996	394,696,996
Class IS	1,845,933,207	1,845,933,207	1,765,122,425	1,765,122,425
Class P	86,016,550	86,016,550	147,590,097	147,590,097
Class RV	92,520,663	92,520,663	159,130,327	159,130,327
Class RC	1,608,285	1,608,285	9,242,564	9,242,564

		11,120,861,929		10,466,318,980

Net asset value of shares issued
in reinvestment of distributions
Class I	8,400,759	8,400,759	3,885,117	3,885,117
Class AD	35	35	14	14
Class IN	97,330	97,330	162,331	162,331
Class IS	43,763	43,763	7,411	7,411

		8,541,887		4,054,873

Payment for shares redeemed
Class I	(8,565,612,022)	(8,565,612,022)	(8,103,901,748)	(8,103,901,748)
Class AD	0	0	(5,190)	(5,190)
Class IN	(250,776,003)	(250,776,003)	(399,875,483)	(399,875,483)
Class IS	(1,826,334,253)	(1,826,334,253)	(1,704,163,813)	(1,704,163,813)
Class P	(87,124,440)	(87,124,440)	(157,578,498)	(157,578,498)
Class RV	(94,923,848)	(94,923,848)	(157,912,352)	(157,912,352)
Class RC	(1,619,404)	(1,619,404)	(11,806,120)	(11,806,120)

		(10,826,389,970)		(10,535,243,204)

Net increase (decrease) in
net assets resulting from
capital share transactions		303,013,846		(64,869,351)

Total increase (decrease) in net assets		302,424,493		(64,882,491)
Net assets
Beginning of period		1,569,840,852		1,634,723,343

End of period		$1,872,265,345		$1,569,840,852

Undistributed net investment income		$28,218		$22,333

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Prime Cash Management Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”), Participant (“Class P”), Reserve (“Class RV”) and Resource (“Class RC”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

21

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.20% and declining to 0.15% as average daily net assets increase. Prior to January 1, 2006, the Fund paid EIMC an annual fee of 0.20% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2006, EIMC waived its advisory fee in the amount of $1,153,510.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On February 28, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

22

NOTES TO FINANCIAL STATEMENTS continued

As of February 28, 2006, the Fund had $669,720 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2010	2011	2012	2013	2014

$143	$40,707	$1,217	$25,697	$21,179	$580,777

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2006 the Fund incurred and will elect to defer post-October losses of $28,778.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2006, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Undistributed	Carryovers and
Ordinary Income	Post-October Losses

$28,218	$698,498

The tax character of distributions paid were $54,644,829 and $21,467,147 of ordinary income for the years ended February 28, 2006 and February 28, 2005, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

23

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended February 28, 2006, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

24

NOTES TO FINANCIAL STATEMENTS continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Prime Cash Management Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 28, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the period from December 1, 2001 to February 28, 2006. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended November 30, 2001 were audited by other independent registered public accountants whose report, dated January 14, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Prime Cash Management Money Market Fund, as of February 28, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 28, 2006

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring 2005, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

27

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

The Board of Trustees also considered that certain of the money market funds managed by EIMC are offered in connection with cash sweep arrangements and similar services made available by affiliates of EIMC to their customers. The Trustees considered that EIMC and its affiliates benefit from the availability of those Evergreen funds and the distribution and shareholder services fees paid by those Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the

28

ADDITIONAL INFORMATION (unaudited) continued

reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund (the Fund’s oldest share class) performed in the second quintile over the recently completed one-year period and performed in the first quintile over recently completed three- and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class I shares was above the median but below the average of fees paid by comparable funds.

29

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The
Trustee	Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1991	Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former
Other directorships: None	Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee,
DOB: 10/23/1938	MentorFunds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family;
Trustee	Director, Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee,
The Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.;
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies,
Other directorships: None	LLP (communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former
DOB: 6/2/1947	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding
Trustee	company); Attorney, Law Offices of Michael S. Scofield; Former Trustee, Mentor
DOB: 2/20/1943	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford
Trustee	Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of
DOB: 8/11/1939	CT; Former Director, Enhance Financial Services, Inc.; Former Director, Old
Term of office since: 1993	State House Association; Former, TrusteeMentor Funds and Cash Resource
Other directorships: None	Trust

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association;
Trustee	Member, Financial Analysts Society; Former Consultant to the Boards of
DOB: 12/12/1937	Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash
Term of office since: 1999	Resource Trust
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment
President	Company,Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief
DOB: 6/20/1945	Investment Officer, Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former
Treasurer	Assistant Vice President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen
Secretary	Investment Services, Inc.; Senior Vice President and Assistant General Counsel,
DOB: 4/20/1960	Wachovia Corporation
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen
Chief Compliance Officer	Funds; Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565580 rv3 4/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 6 series of the Registrant's annual financial statements for the fiscal years ended February 28, 2006 and February 28, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$156,602	$144,808
Audit-related fees	0	0

Audit and audit-related fees	156,602	144,808
Tax fees (1)	3,125	0
All other fees	0	0

Total fees	$159,727	$144,808

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: April 28, 2006